UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05104
Capital World Bond Fund
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2026
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class A
| CWBFX
for the six months ended
June
30, 2026
This semi-annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 50	1.01% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 9,881
Total number of portfolio holdings	2,766
Portfolio turnover rate including mortgage dollar roll transactions	70%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your
financial intermediary.
Lit. No. MFAASRX-031-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class C
| CWBCX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 84	1.71% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 9,881
Total number of portfolio holdings	2,766
Portfolio turnover rate including mortgage dollar roll transactions	70%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital
Group
or your financial intermediary.
Lit. No. MFCCSRX-031-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class F-1
| WBFFX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 53	1.08% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 9,881
Total number of portfolio holdings	2,766
Portfolio turnover rate including mortgage dollar roll transactions	70%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial
intermediary.
Lit. No. MFF1SRX-031-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class F-2
| BFWFX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 31	0.62% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 9,881
Total number of portfolio holdings	2,766
Portfolio turnover rate including mortgage dollar roll transactions	70%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%
Portfolio holdings by asset
type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial
intermediary.
Lit. No. MFF2SRX-031-0826 © 2026 Capital Group. All rights
reserved
.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class F-3
| WFBFX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 24	0.48% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 9,881
Total number of portfolio holdings	2,766
Portfolio turnover rate including mortgage dollar roll transactions	70%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital
Group
or your financial intermediary.
Lit. No. MFF3SRX-031-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class 529-A
| CCWAX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 50	1.01% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 9,881
Total number of portfolio holdings	2,766
Portfolio turnover rate including mortgage dollar roll transactions	70%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial
intermediary.
Lit. No. MF5ASRX-031-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class 529-C
| CCWCX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 88	1.79% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 9,881
Total number of portfolio holdings	2,766
Portfolio turnover rate including mortgage dollar roll transactions	70%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting
information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-031-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class 529-E
| CCWEX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 57	1.16% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 9,881
Total number of portfolio holdings	2,766
Portfolio turnover rate including mortgage dollar roll transactions	70%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-031-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class 529-F-2
| FCWBX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 32	0.64% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 9,881
Total number of portfolio holdings	2,766
Portfolio turnover rate including mortgage dollar roll transactions	70%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-031-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class 529-F-3
| FWBCX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 26	0.52% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 9,881
Total number of portfolio holdings	2,766
Portfolio turnover rate including mortgage dollar roll transactions	70%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-031-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class R-1
| RCWAX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 78	1.58% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 9,881
Total number of portfolio holdings	2,766
Portfolio turnover rate including mortgage dollar roll transactions	70%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at
the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-031-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class R-2
| RCWBX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 78	1.59% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 9,881
Total number of portfolio holdings	2,766
Portfolio turnover rate including mortgage dollar roll transactions	70%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-031-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class R-2E
| RCEBX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 64	1.29% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 9,881
Total number of portfolio holdings	2,766
Portfolio turnover rate including mortgage dollar roll transactions	70%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-031-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class R-3
| RCWCX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 56	1.14% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 9,881
Total number of portfolio holdings	2,766
Portfolio turnover rate including mortgage dollar roll transactions	70%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-031-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class R-4
| RCWEX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 41	0.83% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 9,881
Total number of portfolio holdings	2,766
Portfolio turnover rate including mortgage dollar roll transactions	70%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-031-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class R-5E
| RCWHX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 32	0.64% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 9,881
Total number of portfolio holdings	2,766
Portfolio turnover rate including mortgage dollar roll transactions	70%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-031-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class R-5
| RCWFX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 27	0.54% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 9,881
Total number of portfolio holdings	2,766
Portfolio turnover rate including mortgage dollar roll transactions	70%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31,
2024
and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-031-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class R-6
| RCWGX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 24	0.48% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 9,881
Total number of portfolio holdings	2,766
Portfolio turnover rate including mortgage dollar roll transactions	70%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-031-0826 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The Investment Portfolio is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

Capital World Bond Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended June 30, 2026
Lit. No. MFGEFP2-031-0826 © 2026 Capital Group. All rights reserved.

Investment portfolio June 30, 2026unaudited

Bonds, notes & other debt instruments 92.38%	Principal amount (000)	Value (000)
Euros 17.99%
Agence Francaise de Developpement 2.75% 9/30/2030	EUR3,000	$3,376
Agence Francaise de Developpement 3.75% 1/28/2036	900	1,026
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028) (a)	15,900	17,299
Air France-KLM 3.75% 9/4/2030	3,900	4,403
Albania (Republic of) 4.75% 2/14/2035	9,400	10,890
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (a)	2,005	2,447
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (a)	1,480	1,768
Alphabet, Inc. 3.45% 5/11/2032	4,454	5,139
Altria Group, Inc. 2.20% 6/15/2027	4,275	4,851
Amazon.com, Inc. 3.10% 3/16/2030	1,065	1,219
Amazon.com, Inc. 3.35% 3/16/2032	885	1,013
Amazon.com, Inc. 3.70% 3/16/2035	683	786
American Medical Systems Europe BV 3.25% 3/8/2034	2,175	2,424
American Tower Corp. 0.45% 1/15/2027	125	141
Amphenol Corp. 3.875% 5/12/2034	470	549
Amprion Gmbh 3.971% 9/22/2032	6,300	7,390
Amprion Gmbh 4.125% 9/7/2034	8,000	9,407
Amprion Gmbh 3.875% 6/5/2036	6,100	6,987
Anheuser-Busch InBev SA/NV 1.125% 7/1/2027	675	759
Anheuser-Busch InBev SA/NV 2.875% 4/2/2032	1,561	1,749
AT&T, Inc. 2.05% 5/19/2032	6,250	6,610
AT&T, Inc. 3.60% 6/1/2033	2,350	2,684
AT&T, Inc. 4.30% 11/18/2034	1,450	1,720
AT&T, Inc. 3.15% 9/4/2036	965	1,032
AT&T, Inc. 2.60% 5/19/2038	685	678
Austria (Republic of) 3.45% 10/20/2030	630	742
Austria (Republic of) 0% 2/20/2031	12,975	13,088
Austria (Republic of) 0.90% 2/20/2032	648	668
Austria (Republic of) 3.55% 9/20/2041	670	775
Austria (Republic of) 3.80% 1/26/2062	30	35
Austria (Republic of) 0.70% 4/20/2071	200	81
Austria (Republic of) 1.50% 11/2/2086	30	16
Austria (Republic of) 2.10% 9/20/2117	50	34
Austria (Republic of) 0.85% 6/30/2120	50	18
Banco de Credito Social Cooperativo SA 4.125% 9/3/2030 (1-year EUR-ICE Swap EURIBOR + 1.70% on 9/3/2029) (a)	6,800	7,939
Banco de Sabadell SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028) (a)	11,800	13,916
Banco de Sabadell SA 5.50% 9/8/2029 (1-year EUR-ICE Swap EURIBOR + 2.40% on 9/8/2028) (a)	5,000	5,989
Banco de Sabadell SA 5.125% 6/27/2034 (5-year EUR Mid-Swap + 2.40% on 6/7/2029) (a)	7,900	9,408
Bank Gospodarstwa Krajowego 3.75% 6/10/2034	5,615	6,476
Bank Gospodarstwa Krajowego 4.50% 6/10/2041	1,025	1,190
Bank Gospodarstwa Krajowego 4.25% 9/13/2044	1,120	1,259
Bank Nederlandse Gemeenten NV 2.75% 4/5/2029	340	389
Bank of America Corp. 0.58% 8/8/2029 (3-month EUR-EURIBOR + 0.73% on 8/8/2028) (a)(b)	3,140	3,414
Banque Federative du Credit Mutuel 3.875% 6/16/2032 (5-year EUR Mid-Swap + 2.20% on 6/16/2027) (a)	1,500	1,721
Barclays PLC 5.262% 1/29/2034 (1-year EUR Mid-Swap + 2.55% on 1/29/2033) (a)	3,000	3,726
Barclays PLC 4.616% 3/26/2037 (5-year EUR Mid-Swap + 2.05% on 3/26/2032) (a)	16,010	18,804
Becton Dickinson Euro Finance SARL 3.855% 5/20/2033	3,196	3,689
Belgium (Kingdom of), Series 89, 0.10% 6/22/2030	1,085	1,117
Belgium (Kingdom of), Series 105, 2.60% 10/22/2030	1,970	2,232
Belgium (Kingdom of), Series 94, 0.35% 6/22/2032	465	456
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	550	625
Belgium (Kingdom of), Series 103, 3.10% 6/22/2035	70	79
Belgium (Kingdom of), Series 106, 3.40% 6/22/2036	11,095	12,649
Belgium (Kingdom of), Series 101, 3.50% 6/22/2055	410	407
Belgium (Kingdom of), Series 107, 4.35% 6/22/2056	845	971
Belgium (Kingdom of), Series 80, 2.15% 6/22/2066	70	47
Belgium (Kingdom of), Series 93, 0.65% 6/22/2071	60	21
BlackRock, Inc. 3.75% 7/18/2035	3,280	3,804
BMS Ireland Capital Funding DAC 4.581% 11/10/2055	1,200	1,360
BNP Paribas SA 1.625% 7/2/2031	4,800	4,993
BNP Paribas SA 2.50% 3/31/2032 (1-year EUR Mid-Swap + 1.60% on 3/31/2027) (a)	1,500	1,704
BPCE SA 4.50% 1/13/2033	8,800	10,496
BPCE SA 5.125% 1/25/2035 (5-year EUR Mid-Swap + 2.50% on 1/25/2030) (a)	7,000	8,349

Capital World Bond Fund	1

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Euros (continued)
BPCE SA 4.875% 2/26/2036 (5-year EUR-ICE Swap EURIBOR + 2.30% on 2/26/2031) (a)	EUR6,500	$7,736
BPCE SA 4.00% 1/16/2037 (5-year EUR-ICE Swap EURIBOR + 1.45% on 1/16/2032) (a)	2,000	2,279
Bulgaria (Republic of) 4.50% 1/27/2033	2,788	3,406
Bulgaria (Republic of), Series 10Y, 3.375% 7/18/2035	4,870	5,436
CaixaBank SA 4.375% 8/8/2036 (5-year EUR-ICE Swap EURIBOR + 1.95% on 8/8/2031) (a)	19,700	23,062
Carlsberg Breweries A / S 3.50% 2/28/2035	855	966
Carlsberg Breweries A/S 3.25% 2/28/2032	2,743	3,113
Chile (Republic of) 3.375% 4/14/2032	1,474	1,675
Coca-Cola Co. 3.375% 8/15/2037	1,425	1,586
Comcast Corp. 0% 9/14/2026	3,325	3,781
Comcast Corp. 0.25% 5/20/2027	3,350	3,744
Comcast Corp. 0.25% 9/14/2029	10,395	10,922
Commerzbank AG 4.625% 1/17/2031 (3-month EUR-EURIBOR + 2.10% on 1/17/2030) (a)	6,800	8,090
Commerzbank Aktiengesellschaft 4.00% 7/16/2032 (3-month EUR-EURIBOR + 1.25% on 7/16/2031) (a)	7,000	8,172
Cote d’Ivoire (Republic of) 6.875% 10/17/2040	700	823
Croatia (Republic of) 3.25% 2/11/2037	7,080	7,966
Danaher Corp. 3.625% 4/29/2034	7,500	8,639
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029) (a)	25,900	28,023
Deutsche Bank AG 4.45% 5/15/2041 (5-year EUR-ICE Swap EURIBOR + 1.55% on 5/15/2036) (a)	7,300	8,357
Deutsche Telekom AG 3.25% 6/4/2035	1,672	1,876
Dow Chemical Co. (The) 1.125% 3/15/2032	9,000	8,905
Dow Chemical Co. (The) 1.875% 3/15/2040	1,500	1,249
E.ON SE 1.625% 3/29/2031	5,260	5,607
Eaton Capital Unlimited Co. 3.55% 3/10/2034	240	275
Eaton Capital Unlimited Co. 3.625% 5/9/2035	2,000	2,285
Eaton Capital Unlimited Co. 3.802% 5/21/2036	7,370	8,483
Eaton Capital Unlimited Co. 4.00% 3/10/2038	1,590	1,841
Electricite de France SA 4.25% 1/25/2032	9,400	11,198
Electricite de France SA 4.00% 5/7/2037	3,100	3,556
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028) (a)	21,200	23,794
Electricite de France SA 2.875% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.373% on 3/15/2027) (a)	2,600	2,959
Electricite de France SA 3.00% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.198% on 12/3/2027) (a)	800	906
Electricite de France SA 7.50% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 4.86% on 12/6/2028) (a)	600	737
ENEL Finance International NV 4.00% 2/20/2031	3,270	3,842
Enel SpA, 4.125% perpetual bonds, (5-year EUR Mid-Swap + 1.658% on 1/14/2032) (a)	8,190	9,261
Engie SA 3.875% 1/6/2031	6,800	7,962
Equinix Europe 2 Financing Corp., LLC 3.65% 9/3/2033	1,580	1,795
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028) (a)	1,695	2,048
Eurobank SA 4.00% 9/24/2030 (1-year EUR Mid-Swap + 2.127% on 9/24/2029) (a)	297	345
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (a)	6,968	8,337
Eurobank SA 4.00% 2/7/2036 (1-year EUR-ICE Swap EURIBOR + 1.70% on 2/7/2035) (a)	4,000	4,549
European Investment Bank 2.625% 10/15/2029	1,205	1,376
European Investment Bank 0% 1/14/2031	2,020	2,043
European Investment Bank 0.25% 1/20/2032	19,400	19,296
European Investment Bank 1.50% 6/15/2032	6,160	6,538
European Investment Bank 2.875% 1/15/2035	2,810	3,180
European Union 2.875% 12/6/2027	2,270	2,604
European Union 0% 6/2/2028	19,680	21,403
European Union 2.625% 7/4/2028	3,540	4,045
European Union 2.375% 7/12/2029	2,350	2,661
European Union 2.50% 10/14/2030	5,155	5,830
European Union 0% 7/4/2031	4,680	4,658
European Union 2.75% 12/13/2032	9,616	10,865
European Union 0% 7/4/2035	1,355	1,172
European Union 3.25% 12/12/2036	3,460	3,934
European Union 3.75% 10/12/2045	1,055	1,190
European Union 4.00% 10/12/2046	3,574	4,153
European Union 4.00% 10/12/2055	25,230	28,734
Finland (Republic of), Series 6Y, 2.50% 4/15/2030	290	329
Finland (Republic of), Series 10Y, 3.00% 9/15/2034	47	54
Finland (Republic of), Series 10Y, 3.375% 9/15/2036	1,669	1,929
Finland (Republic of), Series 15Y, 3.55% 4/15/2041	1,320	1,510
Finland (Republic of), Series 31Y, 2.95% 4/15/2055	120	117
Ford Motor Credit Co., LLC 3.622% 7/27/2028	2,580	2,955

2	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Euros (continued)
Ford Motor Credit Co., LLC 4.445% 2/14/2030	EUR1,200	$1,398
Ford Motor Credit Co., LLC 4.448% 9/16/2032	2,850	3,289
Ford Motor Credit Co., LLC 4.087% 2/17/2033	4,105	4,598
French Republic O.A.T. 0.75% 2/25/2028	2,710	3,002
French Republic O.A.T. 2.40% 9/24/2028	2,010	2,281
French Republic O.A.T. 2.75% 2/25/2029	12,610	14,410
French Republic O.A.T. 0% 11/25/2030	75,900	76,459
French Republic O.A.T. 2.70% 2/25/2031	1,260	1,424
French Republic O.A.T. 0% 5/25/2032	320	305
French Republic O.A.T. 2.00% 11/25/2032	13,335	14,215
French Republic O.A.T. 3.00% 5/25/2033	3,245	3,653
French Republic O.A.T. 1.25% 5/25/2034	14,720	14,376
French Republic O.A.T. 3.00% 11/25/2034	30,200	33,452
French Republic O.A.T. 3.50% 11/25/2035	360	410
French Republic O.A.T. 3.80% 6/25/2037	19,410	22,391
French Republic O.A.T. 1.25% 5/25/2038	490	425
French Republic O.A.T. 0.50% 5/25/2040	5,600	4,063
French Republic O.A.T. 4.50% 4/25/2041	60	73
French Republic O.A.T. 2.50% 5/25/2043	680	628
French Republic O.A.T. 4.10% 5/25/2046	715	807
French Republic O.A.T. 0.75% 5/25/2052	1,020	520
French Republic O.A.T. 0.75% 5/25/2053	80	40
French Republic O.A.T. 3.00% 5/25/2054	80	71
French Republic O.A.T. 3.25% 5/25/2055	110	102
French Republic O.A.T. 3.75% 5/25/2056	3,010	3,051
French Republic O.A.T. 4.40% 5/25/2057	620	702
French Republic O.A.T. 1.75% 5/25/2066	150	87
French Republic O.A.T. 0.50% 5/25/2072	120	35
General Motors Financial Co., Inc. 3.70% 7/14/2031 (b)	13,770	15,811
General Motors Financial Co., Inc. 4.00% 7/10/2030 (b)	2,200	2,562
Germany (Federal Republic of) 0% 4/16/2027	5	6
Germany (Federal Republic of) 2.00% 12/16/2027	16,060	18,216
Germany (Federal Republic of), Series 187, 2.20% 4/13/2028	6,741	7,660
Germany (Federal Republic of) 2.10% 11/15/2029	17,701	19,939
Germany (Federal Republic of) 2.50% 4/16/2031	4,050	4,607
Germany (Federal Republic of) 0% 8/15/2031	900	902
Germany (Federal Republic of) 0% 2/15/2032	1,470	1,452
Germany (Federal Republic of) 1.70% 8/15/2032	37,465	40,558
Germany (Federal Republic of), Series TWIN, 2.50% 2/15/2035	36,920	41,208
Germany (Federal Republic of) 0% 5/15/2036	830	715
Germany (Federal Republic of) 1.00% 5/15/2038	440	401
Germany (Federal Republic of) 2.60% 5/15/2041	5,400	5,736
Germany (Federal Republic of) 3.25% 7/4/2042	320	366
Germany (Federal Republic of) 2.50% 7/4/2044	90	92
Germany (Federal Republic of) 0% 8/15/2050	25,740	13,078
Germany (Federal Republic of) 1.80% 8/15/2053	830	682
Germany (Federal Republic of) 2.50% 8/15/2054	110	105
Germany (Federal Republic of) 2.90% 8/15/2056	7,960	8,216
Greece (Hellenic Republic of) 3.875% 6/15/2028	25	29
Greece (Hellenic Republic of) 1.50% 6/18/2030	4,320	4,698
Greece (Hellenic Republic of) 4.25% 6/15/2033	145	177
Greece (Hellenic Republic of) 3.625% 6/15/2035	7,440	8,624
Greece (Hellenic Republic of) 3.375% 6/16/2036	4,155	4,686
Greece (Hellenic Republic of) 4.375% 7/18/2038	625	763
Greece (Hellenic Republic of) 4.125% 6/15/2054	21,910	24,594
HSBC Holdings PLC 4.599% 3/22/2035 (5-year EUR-ICE Swap EURIBOR + 1.85% on 3/22/2030) (a)	8,590	10,116
Hungary (Republic of), Series 10Y, 5.375% 9/12/2033	600	755
Hungary (Republic of) 4.875% 3/22/2040	1,465	1,762
Hyundai Capital America 2.875% 6/26/2028	4,430	5,040
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032) (a)	6,100	7,639
Intesa Sanpaolo SpA 5.625% 3/8/2033	3,000	3,839
Intesa Sanpaolo SpA 4.271% 11/14/2036 (5-year EUR Mid-Swap + 1.95% on 11/14/2031) (a)	12,990	15,087
Ireland (Republic of) 0.20% 5/15/2027	30	34
Ireland (Republic of) 2.60% 10/18/2034	3,840	4,290
Ireland (Republic of) 3.10% 6/18/2036	480	551
Ireland (Republic of) 3.00% 10/18/2043	6,740	7,309
Ireland (Republic of) 1.50% 5/15/2050	795	617
Ireland (Republic of) 3.15% 10/18/2055	1,210	1,269

Capital World Bond Fund	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Euros (continued)
Italy (Republic of) 0.25% 3/15/2028	EUR6,040	$6,629
Italy (Republic of) 2.65% 6/15/2028	1,140	1,302
Italy (Republic of), Series 10Y, 2.80% 12/1/2028	28,044	32,140
Italy (Republic of), Series 5Y, 3.35% 7/1/2029	6,440	7,475
Italy (Republic of) 2.95% 7/1/2030	620	710
Italy (Republic of) 2.70% 10/1/2030	1,095	1,239
Italy (Republic of), Series 5Y, 2.85% 2/1/2031	1,500	1,705
Italy (Republic of), Series 7Y, 3.50% 2/15/2031	650	759
Italy (Republic of), Series 7Y, 3.45% 7/15/2031	990	1,154
Italy (Republic of) 3.15% 11/15/2031	130	149
Italy (Republic of) 3.25% 11/15/2032	17,720	20,316
Italy (Republic of) 2.50% 12/1/2032	90	99
Italy (Republic of) 3.15% 3/15/2033	1,877	2,134
Italy (Republic of), Series 7Y, 3.30% 6/15/2033	980	1,122
Italy (Republic of) 4.20% 3/1/2034	10,813	13,068
Italy (Republic of) 3.65% 8/1/2035	21,670	25,040
Italy (Republic of) 3.60% 10/1/2035	180	207
Italy (Republic of), Series 16Y, 1.45% 3/1/2036	31,050	29,426
Italy (Republic of), Series 10Y, 3.80% 7/1/2036	5,540	6,436
Italy (Republic of) 3.85% 10/1/2040	11,490	13,010
Italy (Republic of) 3.95% 10/1/2041	2,115	2,403
Italy (Republic of) 4.45% 9/1/2043	1,390	1,661
Italy (Republic of) 4.10% 4/30/2046	1,015	1,149
Italy (Republic of) 4.30% 10/1/2054	21,920	24,788
Italy (Republic of) 4.65% 10/1/2055	17,991	21,416
Italy (Republic of) 2.80% 3/1/2067	90	73
Italy (Republic of), Series 50Y, 2.15% 3/1/2072	60	41
Johnson & Johnson 3.35% 2/26/2037	2,550	2,866
KBC Groep NV 4.75% 4/17/2035 (5-year EUR Mid-Swap + 2.25% on 4/17/2030) (a)	7,100	8,411
KfW 2.375% 6/29/2029	5,765	6,537
Latvia (Republic of) 3.50% 1/17/2028	9,000	10,387
Lithuania (Republic of) 3.50% 7/3/2031	4,910	5,739
Lithuania (Republic of) 4.125% 1/22/2041	10,000	11,466
Lithuania (Republic of) 4.25% 9/10/2045	3,325	3,785
Lloyds Banking Group PLC 3.875% 5/14/2032 (1-year EUR-ICE Swap EURIBOR + 1.18% on 5/14/2031) (a)	438	511
Lloyds Banking Group PLC 4.00% 5/9/2035 (5-year EUR-ICE Swap EURIBOR + 1.90% on 5/9/2030) (a)	8,460	9,762
Luxembourg (Grand Duchy of) 0% 9/14/2032	271	261
Magyar Export-Import Bank 6.00% 5/16/2029	3,130	3,807
Maple Parent Holdings Corp. 4.224% 3/26/2032 (b)	2,945	3,411
Maple Parent Holdings Corp. 3.881% 3/26/2030 (b)	2,200	2,534
Medtronic Global Holdings SCA 1.00% 7/2/2031	7,720	7,918
Ministeries Van de Vlaamse Gemeenschap 2.375% 11/27/2028	800	906
Morocco (Kingdom of) 4.75% 4/2/2035	530	617
Nasdaq, Inc. 4.50% 2/15/2032	3,355	4,033
Nasdaq, Inc. 0.90% 7/30/2033	2,100	2,002
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029) (a)	8,365	8,972
NatWest Group PLC 1.043% 9/14/2032 (5-year EUR Mid-Swap + 1.27% on 9/14/2027) (a)	1,190	1,330
NextEra Energy Capital Holdings, Inc. 2.989% 2/10/2030	1,635	1,853
NextEra Energy Capital Holdings, Inc. 3.624% 2/10/2034	21,943	25,021
NGG Finance PLC, junior subordinated, 2.125% 9/5/2082 (5-year EUR Mid-Swap + 2.532% on 9/5/2027) (a)	3,035	3,424
North Macedonia (Republic of) 4.75% 1/21/2034	3,221	3,668
Orange 2.00% 1/15/2029	400	447
Orange 3.50% 5/19/2035	6,500	7,336
Orange 3.875% 9/11/2035	1,800	2,090
Philip Morris International, Inc. 2.75% 6/6/2029	970	1,097
Philip Morris International, Inc. 3.75% 1/15/2031	1,700	1,974
Philip Morris International, Inc. 0.80% 8/1/2031	4,800	4,841
Philippines (Republic of) 0.70% 2/3/2029	3,480	3,727
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (a)	2,460	3,033
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029) (a)	3,930	4,688
Portugal (Republic of), Series 10Y, 1.95% 6/15/2029	60	67
Portugal (Republic of), Series 11Y, 0.475% 10/18/2030	2,150	2,239
Portugal (Republic of), Series 11Y, 2.875% 10/20/2034	1,280	1,442
Portugal (Republic of), Series 10Y, 3.00% 6/15/2035	4,620	5,224
Portugal (Republic of), Series 10Y, 3.25% 6/13/2036	10,125	11,576
Portugal (Republic of), Series 15Y, 3.50% 6/18/2038	5,040	5,812
Portugal (Republic of), Series 15Y, 3.375% 6/15/2040	2,585	2,892
Portugal (Republic of), Series 30Y, 3.625% 6/12/2054	5,320	5,794

4	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Euros (continued)
Portugal (Republic of) 3.875% 6/15/2046	EUR5,260	$6,089
Prologis Euro Finance, LLC 3.875% 1/31/2030	175	204
Prologis Euro Finance, LLC 4.625% 5/23/2033	225	272
Prologis Euro Finance, LLC 4.25% 1/31/2043	1,100	1,236
Prysmian SpA 3.875% 11/28/2031	3,000	3,503
Republika Srpska 6.25% 4/2/2031	4,030	4,669
Romania (Republic of) 5.375% 3/22/2031	900	1,067
Romania (Republic of) 5.625% 5/30/2037	1,516	1,714
Romania (Republic of) 5.625% 5/30/2037	735	831
Saudi Arabia (Kingdom of) 3.75% 3/5/2037	2,960	3,332
Senegal (Republic of) 4.75% 3/13/2028	460	290
Senegal (Republic of) 5.375% 6/8/2037	260	157
Severn Trent Utilities Finance PLC 4.00% 3/5/2034	3,340	3,871
Severn Trent Utilities Finance PLC 3.875% 8/4/2035	5,302	6,037
Severn Trent Utilities Finance PLC 3.875% 8/4/2037	8,830	9,909
SFIL 3.50% 3/7/2033	1,200	1,381
Spain (Kingdom of) 0% 1/31/2027	7,212	8,123
Spain (Kingdom of) 0.80% 7/30/2027	13,890	15,578
Spain (Kingdom of) 0% 1/31/2028	930	1,021
Spain (Kingdom of) 2.40% 5/31/2028	710	808
Spain (Kingdom of) 1.40% 7/30/2028	207	231
Spain (Kingdom of) 1.45% 4/30/2029	11,455	12,677
Spain (Kingdom of) 2.70% 1/31/2030	2,730	3,117
Spain (Kingdom of) 1.25% 10/31/2030	2,641	2,837
Spain (Kingdom of) 2.60% 5/31/2031	260	294
Spain (Kingdom of) 0.70% 4/30/2032	2,073	2,095
Spain (Kingdom of) 3.00% 1/31/2033	1,470	1,681
Spain (Kingdom of) 3.15% 4/30/2033	5,290	6,100
Spain (Kingdom of) 3.55% 10/31/2033	26,101	30,776
Spain (Kingdom of) 3.25% 4/30/2034	4,410	5,084
Spain (Kingdom of) 3.45% 10/31/2034	1,100	1,283
Spain (Kingdom of) 3.20% 10/31/2035	375	427
Spain (Kingdom of) 3.30% 4/30/2036	12,725	14,548
Spain (Kingdom of) 3.40% 10/31/2036	9,987	11,470
Spain (Kingdom of) 3.90% 7/30/2039	3,942	4,660
Spain (Kingdom of) 3.50% 1/31/2041	1,220	1,367
Spain (Kingdom of) 3.45% 7/30/2043	1,365	1,496
Spain (Kingdom of) 2.70% 10/31/2048	5,875	5,533
Spain (Kingdom of) 1.90% 10/31/2052	2,680	2,034
Spain (Kingdom of) 4.00% 10/31/2054	2,150	2,455
Spain (Kingdom of) 3.95% 10/31/2056	210	235
SPIE SA 3.75% 5/28/2030	4,000	4,574
State Grid Overseas Investment (2016), Ltd. 2.125% 5/2/2030	800	887
Stryker Corp. 0.75% 3/1/2029	5,230	5,636
Stryker Corp. 1.00% 12/3/2031	2,410	2,441
Stryker Corp. 3.625% 9/11/2036	1,250	1,419
Takeda Pharmaceutical Co., Ltd. 0.75% 7/9/2027	3,230	3,615
TenneT Netherlands BV 3.25% 4/1/2036	9,900	11,409
T-Mobile USA, Inc. 3.85% 5/8/2036	1,400	1,613
T-Mobile USA, Inc. 3.50% 2/11/2037	1,180	1,305
T-Mobile USA, Inc. 3.80% 2/11/2045	840	882
Treasury Corp. of Victoria 3.625% 9/29/2040	9,030	10,279
United Mexican States 4.50% 3/19/2034	595	680
United Mexican States 4.875% 5/16/2036	1,130	1,295
Verallia SAS 3.875% 11/4/2032	10,000	11,081
Verizon Communications, Inc. 1.25% 4/8/2030	6,000	6,379
Verizon Communications, Inc. 3.25% 10/29/2032	1,250	1,406
Verizon Communications, Inc. 4.75% 10/31/2034	1,760	2,152
Verizon Communications, Inc. 3.75% 2/28/2036	790	897
Verizon Communications, Inc. 3.75% 8/6/2037	1,700	1,906
Verizon Communications, Inc., junior subordinated, 4.246% 8/15/2056 (5-year EUR-ICE Swap EURIBOR + 1.716% on 8/15/2032) (a)	6,270	7,123
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031) (a)(b)	1,170	1,363
		1,777,639

Capital World Bond Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Japanese yen 4.66%
Indonesia (Republic of), Series 31, 0.99% 5/27/2027	JPY1,900,000	$11,608
Indonesia (Republic of), Series 32, 1.33% 5/25/2029	2,000,000	11,963
Japan, Series 346, 0.10% 3/20/2027	2,907,900	17,760
Japan, Series 352, 0.10% 9/20/2028	4,600,200	27,486
Japan, Series 358, 0.10% 3/20/2030	1,035,600	6,007
Japan, Series 362, 0.10% 3/20/2031	902,700	5,107
Japan, Series 152, 1.20% 3/20/2035	361,650	1,997
Japan, Series 381, 2.10% 12/20/2035	9,338,550	54,953
Japan, Series 161, 0.60% 6/20/2037	1,581,700	7,706
Japan, Series 162, 0.60% 9/20/2037	2,020,000	9,756
Japan, Series 173, 0.40% 6/20/2040	2,385,650	10,101
Japan, Series 175, 0.50% 12/20/2040	2,279,750	9,629
Japan, Series 176, 0.50% 3/20/2041	741,900	3,105
Japan, Series 182, 1.10% 9/20/2042	4,065,000	17,965
Japan, Series 185, 1.10% 6/20/2043	942,700	4,078
Japan, Series 186, 1.50% 9/20/2043	5,009,050	23,088
Japan, Series 187, 1.30% 12/20/2043	523,600	2,315
Japan, Series 192, 2.40% 3/20/2045	9,818,200	50,970
Japan, Series 53, 0.60% 12/20/2046	7,611,850	26,399
Japan, Series 37, 0.60% 6/20/2050	5,218,850	16,003
Japan, Series 70, 0.70% 3/20/2051	2,521,150	7,764
Japan, Series 73, 0.70% 12/20/2051	6,233,600	18,688
Japan, Series 74, 1.00% 3/20/2052	1,353,400	4,436
Japan, Series 76, 1.40% 9/20/2052	105,000	382
Japan, Series 77, 1.60% 12/20/2052	1,165,600	4,464
Japan, Series 79, 1.20% 6/20/2053	1,805,700	6,137
Japan, Series 81, 1.60% 12/20/2053	2,352,150	8,886
Japan, Series 84, 2.10% 9/20/2054	5,100,000	21,753
Japan, Series 85, 2.30% 12/20/2054	500,000	2,235
Japan, Series 86, 2.40% 3/20/2055	978,600	4,481
Japan, Series 90, 3.70% 3/20/2056	10,229,550	60,876
Japan, Series 13, 0.50% 3/20/2060	60,000	143
Japan, Series 18, 3.10% 3/20/2065	420,000	2,211
		460,452

British pounds 3.19%
Banco Santander, SA 5.50% 6/11/2029	GBP7,600	10,247
Credit Agricole SA 5.375% 1/15/2029 (1-year GBP-GILT + 1.65% on 1/15/2028) (a)	5,900	7,902
Dexia 4.125% 7/22/2027	2,200	2,912
Dexia 4.125% 10/22/2030	1,800	2,345
Electricite de France SA 5.50% 3/27/2037	6,000	7,608
Ford Motor Credit Co., LLC 5.625% 10/9/2028	4,280	5,718
Lloyds Banking Group PLC 2.707% 12/3/2035 (5-year GBP-GILT + 2.40% on 12/3/2030) (a)	7,000	8,285
Morgan Stanley 5.432% 9/10/2032 (GBP-SONIA / N + 1.147% on 9/10/2031) (a)	3,385	4,559
Oesterreichische Kontrollbank Aktiengesellschaft 4.50% 10/22/2029	600	800
Quebec (Province of) 2.25% 9/15/2026	16,730	22,110
Quebec Canada (Province of) 4.375% 7/2/2031	12,275	16,195
United Kingdom 1.25% 7/22/2027	16,940	21,830
United Kingdom 4.25% 12/7/2027	9,590	12,754
United Kingdom 4.50% 6/7/2028	515	687
United Kingdom 1.625% 10/22/2028	6,080	7,631
United Kingdom 4.125% 7/22/2029	13,700	18,131
United Kingdom 0.875% 10/22/2029	660	788
United Kingdom 4.375% 3/7/2030	4,440	5,916
United Kingdom 0.25% 7/31/2031	9,540	10,371
United Kingdom 1.00% 1/31/2032	45,590	50,476
United Kingdom 4.25% 6/7/2032	9,000	11,877
United Kingdom 3.25% 1/31/2033	5,010	6,185
United Kingdom 4.50% 3/7/2035	3,370	4,407
United Kingdom 0.625% 7/31/2035	1,708	1,587
United Kingdom 4.75% 10/22/2035	1,510	2,001
United Kingdom 3.75% 1/29/2038	520	616
United Kingdom 1.125% 1/31/2039	1,200	1,020
United Kingdom 4.375% 1/31/2040	2,100	2,588
United Kingdom 1.25% 10/22/2041	550	429
United Kingdom 4.75% 10/22/2043	470	583

6	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
British pounds (continued)
United Kingdom 1.75% 1/22/2049	GBP610	$422
United Kingdom 0.625% 10/22/2050	260	122
United Kingdom 1.25% 7/31/2051	24,790	13,954
United Kingdom 1.50% 7/31/2053	440	256
United Kingdom 3.75% 10/22/2053	390	390
United Kingdom 4.375% 7/31/2054	28,935	32,236
United Kingdom 5.375% 1/31/2056	990	1,293
United Kingdom 1.75% 7/22/2057	600	356
United Kingdom 0.50% 10/22/2061	1,440	457
United Kingdom 4.00% 10/22/2063	420	429
United Kingdom 2.50% 7/22/2065	22,070	15,501
United Kingdom 3.50% 7/22/2068	170	155
United Kingdom 1.625% 10/22/2071	200	101
United Kingdom 1.125% 10/22/2073	90	35
Volkswagen International Finance NV 3.375% 11/16/2026	700	925
		315,190

Brazilian reais 2.04%
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL45,865	8,720
Brazil (Federative Republic of) 10.00% 1/1/2029	10,300	1,841
Brazil (Federative Republic of) 0% 1/1/2030	373,400	45,554
Brazil (Federative Republic of) 10.00% 1/1/2031	197,885	33,350
Brazil (Federative Republic of) 10.00% 1/1/2033	20,000	3,219
Brazil (Federative Republic of) 10.00% 1/1/2035	491,700	76,548
Brazil (Federative Republic of) 6.00% 8/15/2040 (c)	12,895	2,128
Brazil (Federative Republic of) 6.00% 8/15/2050 (c)	176,439	28,268
Brazil (Federative Republic of) 6.00% 8/15/2060 (c)	12,896	2,041
		201,669

Peruvian nuevos soles 1.51%
Peru (Republic of) 6.85% 8/12/2035	PEN4,633	1,424
Peru (Republic of) 7.60% 8/12/2039	472,043	148,073
		149,497

Australian dollars 1.47%
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD20,000	12,076
Australia (Commonwealth of), Series 158, 1.25% 5/21/2032	2,800	1,619
Australia (Commonwealth of), Series 166, 3.00% 11/21/2033	11,517	7,194
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	36,250	23,676
Australia (Commonwealth of), Series 144, 3.75% 4/21/2037	34,036	21,543
Australia (Commonwealth of), Series 162, 1.75% 6/21/2051	884	315
New South Wales Treasury Corp. 5.25% 10/17/2034	44,878	31,346
New South Wales Treasury Corp. 4.25% 2/20/2036	44,039	28,138
New South Wales Treasury Corp. 5.25% 2/24/2038	28,089	19,041
Suncorp Group, Ltd. (3-month AUD-BBSW + 2.65%) 7.113% 12/1/2038 (d)	450	322
		145,270

South Korean won 1.29%
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW28,587,150	18,158
South Korea (Republic of), Series 3106, 2.00% 6/10/2031	3,450,000	2,031
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	116,329,040	76,055
South Korea (Republic of), Series 3506, 2.625% 6/10/2035	5,000,000	2,880
South Korea (Republic of), Series 3512, 3.25% 12/10/2035	44,660,440	26,926
South Korea (Republic of), Series 4409, 2.875% 9/10/2044	2,000,000	1,064
South Korea (Republic of), Series 6809, 2.00% 9/10/2068	2,000,000	716
		127,830

Hungarian forints 1.27%
Hungary (Republic of) 2.00% 5/23/2029	HUF533,400	1,579
Hungary (Republic of) 3.00% 8/21/2030	19,100,420	56,870
Hungary (Republic of) 6.75% 7/23/2031	2,014,450	6,953
Hungary (Republic of) 3.25% 10/22/2031	1,901,750	5,619

Capital World Bond Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Hungarian forints (continued)
Hungary (Republic of) 4.75% 11/24/2032	HUF766,250	$2,425
Hungary (Republic of) 7.00% 10/24/2035	895,130	3,278
Hungary (Republic of) 3.00% 4/25/2041	19,457,940	48,888
		125,612

Chinese yuan renminbi 0.93%
China (People’s Republic of), Series INBK, 2.69% 8/12/2026	CNY99,400	14,683
China (People’s Republic of), Series INBK, 2.37% 1/20/2027	4,650	691
China (People’s Republic of), Series INBK, 2.48% 4/15/2027	9,310	1,388
China (People’s Republic of), Series INBK, 2.37% 1/15/2029	12,000	1,819
China (People’s Republic of), Series INBK, 3.13% 11/21/2029	75,090	11,783
China (People’s Republic of), Series INBK, 1.63% 10/25/2030	100	15
China (People’s Republic of), Series INBK, 1.49% 12/25/2031	15,000	2,213
China (People’s Republic of), Series INBK, 2.67% 11/25/2033	36,000	5,721
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	99,850	15,461
China (People’s Republic of), Series INBK, 1.78% 11/15/2035	53,000	7,853
China (People’s Republic of), Series INBK, 2.33% 8/15/2044	39,000	5,925
China (People’s Republic of), Series INBK, 3.86% 7/22/2049	23,170	4,409
China (People’s Republic of), Series INBK, 3.39% 3/16/2050	16,400	2,925
China (People’s Republic of), Series INBK, 3.19% 4/15/2053	57,240	10,034
China (People’s Republic of), Series INBK, 3.00% 10/15/2053	13,010	2,226
China (People’s Republic of), Series INBK, 2.47% 7/25/2054	1,710	263
China Development Bank Corp., Series 2004, 3.43% 1/14/2027	9,380	1,398
China Development Bank Corp., Series 1805, 4.04% 7/6/2028	19,000	2,944
		91,751

Indian rupees 0.86%
European Bank for Reconstruction and Development 6.875% 7/30/2031	INR174,000	1,802
European Bank for Reconstruction and Development 6.75% 1/13/2032	3,739,700	38,545
European Investment Bank 6.95% 3/1/2029	378,300	3,922
European Investment Bank 7.40% 10/23/2033	1,194,200	12,668
Export-Import Bank of Korea 7.40% 2/5/2030	17,500	182
Export-Import Bank of Korea 8.10% 10/16/2030	33,100	356
India (Republic of) 7.04% 6/3/2029	129,970	1,405
India (Republic of) 6.48% 10/6/2035	68,530	705
India (Republic of) 7.18% 7/24/2037	169,790	1,843
India (Republic of) 7.30% 6/19/2053	468,030	4,956
Inter-American Development Bank 7.35% 10/6/2030	186,000	1,964
Inter-American Development Bank 7.00% 4/17/2033	702,000	7,242
International Bank for Reconstruction and Development 6.85% 4/24/2028	207,000	2,168
International Bank for Reconstruction and Development 6.50% 4/17/2030	726,000	7,467
		85,225

Colombian pesos 0.79%
Colombia (Republic of), Series B, 11.00% 8/22/2029	COP2,525,200	715
Colombia (Republic of), Series B, 12.50% 2/27/2030	52,604,700	15,504
Colombia (Republic of), Series B, 7.00% 3/26/2031	2,520,900	607
Colombia (Republic of), Series B, 7.00% 6/30/2032	643,700	149
Colombia (Republic of), Series B, 13.25% 2/9/2033	2,400,400	741
Colombia (Republic of), Series B, 7.25% 10/18/2034	7,410,300	1,648
Colombia (Republic of), Series B, 11.75% 1/24/2035	6,032,500	1,742
Colombia (Republic of), Series B, 12.75% 11/28/2040	10,755,800	3,323
Colombia (Republic of), Series B, 9.25% 5/28/2042	18,668,200	4,455
Colombia (Republic of), Series B, 12.00% 3/13/2058	168,638,700	48,912
		77,796

Malaysian ringgits 0.65%
Malaysia (Federation of), Series 0316, 4.07% 9/30/2026	MYR61,271	15,067
Malaysia (Federation of), Series 0316, 3.90% 11/30/2026	59,278	14,590
Malaysia (Federation of), Series 0223, 3.519% 4/20/2028	5,000	1,234
Malaysia (Federation of), Series 0218, 4.369% 10/31/2028	2,545	640
Malaysia (Federation of), Series 0125, 3.336% 5/15/2030	2,000	490
Malaysia (Federation of), Series 0122, 3.582% 7/15/2032	22,000	5,416

8	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Malaysian ringgits (continued)
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	MYR45,584	$11,356
Malaysia (Federation of), Series 0317, 4.762% 4/7/2037	15,220	4,069
Malaysia (Federation of), Series 0124, 4.054% 4/18/2039	1,210	303
Malaysia (Federation of), Series 0219, 4.467% 9/15/2039	5,000	1,303
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	5,030	1,222
Malaysia (Federation of), Series 0221, 4.417% 9/30/2041	18,546	4,806
Malaysia (Federation of), Series 0223, 4.291% 8/14/2043	814	208
Malaysia (Federation of), Series 0224, 4.18% 5/16/2044	8,093	2,046
Malaysia (Federation of), Series 0417, 4.895% 5/8/2047	184	51
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	2,750	678
Malaysia (Federation of), Series 0123, 4.457% 3/31/2053	3,500	914
		64,393

Canadian dollars 0.64%
Canada (Government of), Series 0206, 3.00% 2/1/2027	CAD3,000	2,123
Canada (Government of) 3.50% 3/1/2028	60,003	42,849
Canada (Government of) 2.75% 12/1/2048	22,100	13,314
Canada (Government of), Series 1128, 2.75% 12/1/2055	1,800	1,039
Canada Housing Trust 2.85% 6/15/2030	2,980	2,088
Ontario (Province of) 3.95% 12/2/2035	1,500	1,076
Quebec Canada (Province of) 4.00% 9/1/2036	500	356
		62,845

Mexican pesos 0.62%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN41,210	2,455
America Movil, SAB de CV, 9.50% 1/27/2031	299,500	17,511
America Movil, SAB de CV, 10.30% 1/30/2034	141,920	8,487
America Movil, SAB de CV, 8.46% 12/18/2036	15,000	784
Inter-American Development Bank 0% 3/6/2046	35,900	343
International Finance Corp. 0% 4/26/2052	1,465,160	8,269
Petroleos Mexicanos 7.47% 11/12/2026	170,700	9,725
United Mexican States, Series M, 7.50% 6/3/2027	1,700	98
United Mexican States, Series M20, 8.50% 5/31/2029	50,880	2,949
United Mexican States, Series M, 7.75% 5/29/2031	65,621	3,648
United Mexican States, Series M, 8.00% 4/15/2032	5,200	288
United Mexican States, Series M, 7.50% 5/26/2033	35,570	1,902
United Mexican States, Series M, 7.75% 11/13/2042	41,460	2,027
United Mexican States, Series M, 8.00% 11/7/2047	21,291	1,046
United Mexican States, Series M, 8.00% 7/31/2053	27,000	1,312
		60,844

Danish kroner 0.55%
Denmark (Kingdom of) 2.25% 11/15/2033	DKK1,650	247
Denmark (Kingdom of) 4.50% 11/15/2039	830	150
Denmark (Kingdom of) 0.25% 11/15/2052	910	69
Nykredit Realkredit AS, Series 01E, 2.00% 10/1/2037 (e)	11,947	1,763
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040 (e)	77,364	10,817
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043 (e)	194,788	24,661
Nykredit Realkredit AS, Series 01E, 2.50% 10/1/2047 (e)	6,393	921
Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050 (e)	46,691	5,616
Nykredit Realkredit AS, Series 01E, 1.00% 10/1/2053 (e)	65,422	7,797
Realkredit Danmark AS 1.00% 10/1/2053 (e)	17,879	2,122
		54,163

Indonesian rupiah 0.47%
Indonesia (Republic of), Series 364, 0% 12/18/2026	IDR7,700,000	416
Indonesia (Republic of), Series 367, 0% 1/4/2027	5,000,000	270
Indonesia (Republic of), Series FR64, 6.125% 5/15/2028	2,386,000	131
Indonesia (Republic of), Series FR71, 9.00% 3/15/2029	170,772,000	9,999
Indonesia (Republic of), Series 101, 6.875% 4/15/2029	71,000,000	3,938
Indonesia (Republic of), Series FR78, 8.25% 5/15/2029	60,342,000	3,460
Indonesia (Republic of), Series FR91, 6.375% 4/15/2032	34,759,000	1,859
Indonesia (Republic of), Series FR96, 7.00% 2/15/2033	258,118,000	14,218

Capital World Bond Fund	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Indonesian rupiah (continued)
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	IDR130,995,000	$7,033
Indonesia (Republic of), Series FR68, 8.375% 3/15/2034	29,000	2
Indonesia (Republic of), Series 103, 6.75% 7/15/2035	7,869,000	427
Indonesia (Republic of), Series FR79, 8.375% 4/15/2039	43,000,000	2,629
Indonesia (Republic of), Series FR106, 7.125% 8/15/2040	12,000,000	665
Indonesia (Republic of), Series FR92, 7.125% 6/15/2042	16,300,000	895
		45,942

South African rand 0.43%
South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR11,547	712
South Africa (Republic of), Series R-213, 7.00% 2/28/2031	6,000	354
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	34,752	2,146
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	35,360	2,238
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	486,856	30,063
South Africa (Republic of), Series R-2048, 8.75% 2/28/2048	120,109	7,211
		42,724

Czech korunas 0.36%
Czech Republic, Series 78, 2.50% 8/25/2028	CZK117,440	5,379
Czech Republic, Series 94, 0.95% 5/15/2030	50	2
Czech Republic, Series 121, 2.50% 3/13/2031	28,560	1,184
Czech Republic, Series 138, 1.75% 6/23/2032	218,780	9,007
Czech Republic, Series 154, 4.50% 11/11/2032	314,490	14,997
Czech Republic, Series 151, 4.90% 4/14/2034	23,470	1,142
Czech Republic, Series 142, 1.95% 7/30/2037	9,140	331
Czech Republic, Series 125, 1.50% 4/24/2040	115,710	3,651
		35,693

New Zealand dollars 0.32%
New Zealand (Government of), Series 0535, 4.50% 5/15/2035	NZD800	462
New Zealand (Government of), Series 0536, 4.25% 5/15/2036	34,875	19,637
New Zealand (Government of), Series 0950, 3.25% 9/20/2050 (c)	19,872	11,909
		32,008

Polish zloty 0.26%
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN26,990	6,849
Poland (Republic of), Series 0432, 1.75% 4/25/2032	6,205	1,401
Poland (Republic of), Series 1033, 6.00% 10/25/2033	44,930	12,691
Poland (Republic of), Series 1034, 5.00% 10/25/2034	16,302	4,310
		25,251

Kazakhstani tenge 0.24%
Development Bank of Kazakhstan JSC 18.40% 10/16/2028	KZT145,000	315
Development Bank of Kazakhstan JSC 16.95% 5/8/2029	286,500	605
Kazakhstan (Republic of), Series 16Y, 5.30% 10/19/2027	1,942,691	3,597
Kazakhstan (Republic of), Series 180, 6.50% 10/24/2027	1,436,615	2,697
Kazakhstan (Republic of), Series 5Y, 15.35% 11/18/2027	1,674,654	3,522
Kazakhstan (Republic of), Series 16Y, 5.00% 4/18/2028	4,448,492	7,855
Kazakhstan (Republic of), Series 8Y, 10.47% 10/27/2028	2,638,937	5,028
Kazakhstan (Republic of), Series 8Y, 10.55% 7/28/2029	179,070	334
		23,953

Philippine pesos 0.13%
Asian Development Bank 5.25% 4/29/2035	PHP312,000	4,896
Philippines (Republic of) 6.75% 9/15/2032	457,000	7,427
Philippines (Republic of) 6.375% 4/28/2035	39,000	613
		12,936

10	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Thai baht 0.12%
Thailand (Kingdom of) 3.35% 6/17/2033	THB90,000	$2,980
Thailand (Kingdom of) 1.585% 12/17/2035	88,000	2,547
Thailand (Kingdom of) 1.84% 5/17/2036	54,000	1,598
Thailand (Kingdom of) 2.00% 6/17/2042	20,009	546
Thailand (Kingdom of) 3.45% 6/17/2043	56,548	1,831
Thailand (Kingdom of) 3.22% 3/17/2046	25,646	802
Thailand (Kingdom of) 2.875% 6/17/2046	8,967	266
Thailand (Kingdom of) 4.00% 6/17/2055	21,000	739
		11,309

Chilean pesos 0.10%
Chile (Republic of) 4.70% 9/1/2030	CLP1,550,000	1,660
Chile (Republic of) 6.00% 4/1/2033	7,000,000	7,876
		9,536

Israeli shekels 0.04%
Israel (State of), Series 0731, 3.75% 7/31/2031	ILS12,542	4,360

Norwegian kroner 0.04%
Norway (Kingdom of) 3.75% 6/12/2035	NOK26,426	2,583
Norway (Kingdom of) 4.125% 6/3/2036	17,175	1,724
		4,307

Turkish lira 0.04%
Turkey (Republic of), Series 2Y, 36.00% 8/12/2026	TRY73,835	1,580
Turkey (Republic of), Series 4Y, 41.88% 6/16/2027 (d)	70,535	1,534
Turkey (Republic of), Series 5Y, 17.30% 7/19/2028	57,410	921
		4,035

Egyptian pounds 0.02%
Egypt (Arab Republic of) 25.318% 8/13/2027	EGP74,725	1,522
Egypt (Arab Republic of) 24.458% 10/1/2027	36,546	731
		2,253

Romanian leu 0.02%
Romania (Republic of), Series 4Y, 7.20% 5/31/2027	RON6,700	1,475

Swedish kronor 0.00%
Sweden (Kingdom of), Series 1066, 2.25% 5/11/2035	SEK1,990	200
Sweden (Kingdom of), Series 1067, 2.50% 10/15/2036	490	50
Sweden (Kingdom of), Series 1064, 1.375% 6/23/2071	540	34
		284

U.S. dollars 51.33%
1261229 B.C., Ltd. 10.00% 4/15/2032 (f)	USD2,107	2,135
522 Funding CLO, Ltd., Series 2019-5A, Class AR2, (3-month USD CME Term SOFR + 1.02%) 4.693% 4/15/2035 (d)(e)(f)	3,608	3,607
Abbott Laboratories 4.00% 3/15/2031	1,725	1,681
Abbott Laboratories 4.65% 3/15/2036	8,845	8,592
Abbott Laboratories 5.50% 3/15/2056	2,632	2,580
AbbVie, Inc. 4.40% 3/15/2033	729	714
AbbVie, Inc. 5.05% 3/15/2034	12,931	13,075
AbbVie, Inc. 4.75% 3/15/2036	452	442
AbbVie, Inc. 5.40% 3/15/2054	3,302	3,175
AbbVie, Inc. 5.55% 3/15/2056	126	124
Abu Dhabi (Emirate of) 5.00% 4/30/2034 (f)	785	798
Abu Dhabi (Emirate of) 3.875% 4/16/2050	1,895	1,463
Accendra Health, Inc., Term Loan B1, First Lien, (3-month USD CME Term SOFR + 3.85%) 7.494% 3/29/2029 (d)(g)	140	133
Accendra Health, Inc. 9.00% 6/15/2032 (f)	475	443

Capital World Bond Fund	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Accendra Health, Inc. 9.75% 6/15/2033 (f)	USD647	$442
Accendra Health, Inc. 9.75% 6/15/2033 (f)	97	66
ACHD Trust, Series 2025-DS1, Class A, 5.978% 1/9/2034 (e)(f)	3,777	3,781
ACHV ABS Trust, Series 2024-3AL, Class C, 5.68% 12/26/2031 (e)(f)	261	262
Acushnet Co. 5.625% 12/1/2033 (f)	20	20
Adobe, Inc. 2.15% 2/1/2027	6,134	6,060
ADT Security Corp. 5.875% 10/15/2033 (f)	350	344
Advanced Drainage Systems, Inc. 5.375% 3/1/2034 (f)	725	710
Advanced Info Service PCL 4.894% 3/4/2036	200	197
AECOM 6.00% 8/1/2033 (f)	35	35
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (d)(f)(g)(h)	2,320	2,334
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (f)	4,875	4,141
AES Corp. 5.20% 7/15/2029	175	176
AES Corp. 3.95% 7/15/2030 (f)	375	359
AES Corp. 5.75% 7/15/2033	275	277
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034) (a)(f)	8,388	8,691
Aimbridge Acquisition Co., Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 5.614%) 9.254% 3/11/2030 (d)(g)(h)	36	36
Aimbridge Acquisition Co., Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 7.614%) 11.217% Cash 3/11/2030 (d)(g)(h)(i)	35	35
Albertsons Cos., Inc. 3.50% 3/15/2029 (f)	745	708
Albertsons Cos., Inc. 4.875% 2/15/2030 (f)	245	237
Albertsons Cos., Inc. 5.50% 3/31/2031 (f)	530	519
Albertsons Cos., Inc. 5.625% 3/31/2032 (f)	455	440
Albertsons Cos., Inc. 5.75% 3/31/2034 (f)	2,035	1,941
Albion Financing 1 SARL 7.00% 5/21/2030 (f)	200	207
Alera Group Intermediate Holdings, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 5.50%) 9.144% 5/30/2033 (d)(g)	440	420
Alfa Transmisora De Energia SA 4.55% 9/27/2051	9,416	7,520
Alibaba Group Holding, Ltd. 5.25% 5/26/2035	395	404
Alibaba Group Holding, Ltd. 4.00% 12/6/2037	200	181
Alibaba Group Holding, Ltd. 2.70% 2/9/2041	400	295
Alibaba Group Holding, Ltd. 4.20% 12/6/2047	300	246
Alibaba Group Holding, Ltd. 5.625% 11/26/2054	200	199
Aligned Data Centers Issuer, LLC, Series 2026-1A, Class A2I, 5.909% 6/15/2056 (e)(f)	2,910	2,924
Allegro CLO X, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.13%) 4.805% 4/20/2032 (d)(e)(f)	1,040	1,040
Alliance Resource Operating Partners, LP 8.625% 6/15/2029 (f)	102	107
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (f)	588	576
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031 (f)	760	773
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (f)	465	462
Allied Universal Holdco, LLC 4.625% 6/1/2028 (f)	550	542
Allied Universal Holdco, LLC 6.00% 6/1/2029 (f)	240	239
Allison Transmission, Inc. 5.875% 12/1/2033 (f)	70	70
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (f)	400	411
Alphabet, Inc. 4.80% 2/15/2036	1,506	1,481
Altice France 6.50% 4/15/2032 (f)	1,062	1,027
Altice France 6.875% 7/15/2032 (f)	110	107
Amazon.com, Inc. 4.10% 11/20/2030	3,890	3,824
Amazon.com, Inc. 4.35% 3/20/2033	4,594	4,473
Amazon.com, Inc. 4.65% 11/20/2035	1,479	1,439
Amazon.com, Inc. 4.875% 3/13/2036	904	890
Amazon.com, Inc. 5.45% 11/20/2055	300	284
Amentum Holdings, Inc. 7.25% 8/1/2032 (f)	495	510
American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029) (a)	3,350	3,425
American Express Co. 4.456% 2/10/2032 (USD-SOFR + 0.867% on 2/10/2031) (a)	2,875	2,833
American International Group, Inc. 5.125% 3/27/2033	289	291
American International Group, Inc. 5.45% 5/7/2035	2,749	2,805
American International Group, Inc. 4.375% 6/30/2050	1,773	1,469
Amgen, Inc. 2.20% 2/21/2027	1,179	1,164
Amgen, Inc. 4.20% 2/19/2031	979	960
Amgen, Inc. 2.00% 1/15/2032	5,845	5,052
Amgen, Inc. 5.25% 3/2/2033	13,384	13,624
Amgen, Inc. 4.85% 2/19/2036	6,150	6,027
Amgen, Inc. 5.65% 3/2/2053	1,462	1,424
Amphenol Corp. 4.125% 11/15/2030	2,500	2,452
Amphenol Corp. 4.40% 2/15/2033	2,250	2,188
Amphenol Corp. 4.625% 2/15/2036	6,650	6,423

12	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Amphenol Corp. 5.30% 11/15/2055	USD477	$453
AMSR Trust, Series 2025-SFR1, Class A, 3.655% 6/17/2042 (e)(f)	3,916	3,737
AmWINS Group, Inc. 4.875% 6/30/2029 (f)	730	704
Angel Oak Mortgage Trust, Series 2022-6, Class A1, 4.30% 7/25/2067 (5.30% on 9/1/2026) (a)(e)(f)	5,048	5,030
Anglo American Capital PLC 5.25% 3/19/2036 (f)	4,040	3,999
Angola (Republic of) 8.25% 5/9/2028	425	439
Angola (Republic of) 8.75% 4/14/2032	780	788
Angola (Republic of) 9.875% 3/31/2037 (f)	435	449
Antero Midstream Partners, LP 5.75% 7/1/2034 (f)	280	277
Anywhere Real Estate Group, LLC 5.75% 1/15/2029 (f)	305	304
Anywhere Real Estate Group, LLC 5.25% 4/15/2030 (f)	255	246
Aon Corp. 5.35% 2/28/2033	482	493
Aon Corp. 3.90% 2/28/2052	1,000	740
Aon North America, Inc. 5.45% 3/1/2034	199	203
Aon North America, Inc. 5.75% 3/1/2054	1,584	1,555
APL Finance, LLC, Series 2025-1A, Class A, 4.81% 3/20/2036 (e)(f)	221	220
APLD ComputeCo, LLC 9.25% 12/15/2030 (f)	115	124
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (e)(f)	5,382	5,337
Apollo Aviation Securitization Equity Trust, Series 2025-1A, Class A, 5.943% 2/16/2050 (e)(f)	2,927	2,941
Apollo Debt Solutions BDC 6.90% 4/13/2029	277	284
Apollo Debt Solutions BDC 5.875% 8/30/2030	231	229
Apollo Debt Solutions BDC 5.70% 1/23/2031 (f)	231	226
Apollo Debt Solutions BDC 6.55% 3/15/2032	185	187
Aramark Services, Inc. 5.00% 2/1/2028 (f)	800	799
Arch Capital Group, Ltd. 5.25% 6/15/2036	337	337
Arch Capital Group, Ltd. 5.95% 6/15/2056	549	554
Archrock Services, LP 6.00% 2/1/2034 (f)	505	502
Ardonagh Finco, Ltd. 7.75% 2/15/2031 (f)	600	607
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (f)	400	389
Aretec Group, Inc. 7.50% 4/1/2029 (f)	1,257	1,253
Aretec Group, Inc. 10.00% 8/15/2030 (f)	552	582
Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027) (a)	2,330	2,068
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (f)	730	711
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (f)	110	110
Asurion, LLC 8.00% 12/31/2032 (f)	275	277
Asurion, LLC 8.375% 2/1/2034 (f)	525	486
AT&T, Inc. 5.40% 2/15/2034	3,577	3,627
AT&T, Inc. 4.50% 5/15/2035	1,406	1,324
AT&T, Inc. 5.25% 10/30/2036	8,040	7,898
AT&T, Inc. 3.50% 9/15/2053	2,147	1,395
Athene Global Funding 5.543% 8/22/2035 (f)	361	355
Athene Holding, Ltd. 6.625% 5/19/2055	3,000	2,920
ATI, Inc. 7.25% 8/15/2030	1,060	1,101
ATI, Inc. 5.875% 6/15/2033	165	167
Augusta SpinCo Corp. 5.245% 3/23/2036	483	484
Avantor Funding, Inc. 3.875% 11/1/2029 (f)	810	774
Avis Budget Car Rental, LLC 5.375% 3/1/2029 (f)	35	34
Avis Budget Car Rental, LLC 8.25% 1/15/2030 (f)	244	252
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027 (e)(f)	7,708	7,723
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (e)(f)	6,513	6,664
Axon Enterprise, Inc. 6.125% 3/15/2030 (f)	355	363
Axon Enterprise, Inc. 6.25% 3/15/2033 (f)	775	795
Azule Energy Finance PLC 8.125% 1/23/2030	3,000	3,019
Azule Energy Finance PLC 8.25% 1/22/2031	3,000	3,004
B&G Foods, Inc. 5.25% 9/15/2027	1,150	1,155
B&G Foods, Inc. 8.00% 9/15/2028 (f)	340	341
B&G Foods, Inc. 11.00% 6/15/2031 (f)	349	322
BAE Systems PLC 5.50% 3/26/2054 (f)	384	380
Banco de Credito del Peru SA 6.45% 7/30/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.486% on 7/30/2030) (a)	27,407	28,336
Banco do Brasil SA 5.625% 10/23/2031 (f)	865	858
Banco Mercantil del Norte SA, 8.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.734% on 1/24/2033) (a)(f)	3,730	3,738
Banco Nacional de Comercio Exterior, Sociedad Nacional de Credito, 6.00% 5/14/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.956% on 5/14/2031) (a)(f)	1,595	1,585
Banco Nacional de Mexico SA 6.697% 8/7/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.682% on 8/7/2031) (a)(f)	13,285	13,101

Capital World Bond Fund	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (a)	USD10,480	$9,970
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (a)(f)	290	276
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (d)(e)	1,412	1,472
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class AS, 6.072% 4/15/2058 (d)(e)	3,141	3,221
Bank Gospodarstwa Krajowego 5.75% 7/9/2034 (f)	2,140	2,226
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (f)	2,310	2,370
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030) (a)	5,557	4,957
Bank of New York Mellon Corp. 4.942% 2/11/2031 (USD-SOFR + 0.887% on 2/11/2030) (a)	3,228	3,256
BAT Capital Corp. 3.215% 9/6/2026	2	2
BAT Capital Corp. 4.625% 3/22/2033	1,716	1,680
BAT Capital Corp. 6.421% 8/2/2033	288	311
BAT Capital Corp. 5.625% 8/15/2035	43,553	44,901
BAT Capital Corp. 7.079% 8/2/2043	2,250	2,508
BAT Capital Corp. 5.65% 3/16/2052	600	566
BAT Capital Corp. 6.25% 8/15/2055	211	216
Bausch Health Americas, Inc. 8.50% 1/31/2027 (f)	1,375	1,374
Bausch Health Cos., Inc. 5.00% 1/30/2028 (f)	145	129
Bausch Health Cos., Inc. 4.875% 6/1/2028 (f)	609	564
Bausch Health Cos., Inc. 11.00% 9/30/2028 (f)	204	208
Bausch Health Cos., Inc. 5.25% 1/30/2030 (f)	230	147
Bausch Health Cos., Inc. 5.25% 2/15/2031 (f)	905	535
Baxter International, Inc. 5.65% 12/15/2035	3,404	3,378
BBVA Bancomer SA 5.125% 1/18/2033 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 1/17/2028) (a)	5,000	4,906
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (a)	23,290	25,144
Beignet Investor, LLC 6.581% 5/30/2049 (f)	300	306
Belron Finance 2019, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 2.00%) 5.657% 10/16/2031 (d)(g)	373	374
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (d)(e)	1,244	1,278
Benchmark Mortgage Trust, Series 2024-V5, Class C, 7.205% 1/10/2057 (d)(e)	739	759
Benin (Republic of) 7.96% 2/13/2038 (f)	1,080	1,149
Bidvest Group (UK) PLC 6.20% 9/17/2032	440	445
BioMarin Pharmaceutical, Inc. 5.50% 2/15/2034 (f)	600	590
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (f)	600	589
Black Pearl Compute, LLC 6.125% 2/15/2031 (f)	156	158
Blackstone Private Credit Fund 4.00% 1/15/2029	123	118
Blackstone Private Credit Fund 5.25% 4/1/2030	123	119
Blackstone Private Credit Fund 6.25% 1/25/2031	399	400
Blackstone Private Credit Fund 5.35% 3/12/2031	123	118
Blackstone Private Credit Fund 5.95% 5/15/2031	399	393
Blackstone Reg Finance Co., LLC 4.95% 2/15/2036	1,725	1,675
Block, Inc. 6.50% 5/15/2032	1,230	1,256
Blue Owl Credit Income Corp. 6.55% 10/15/2031 (f)	1,582	1,575
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (d)(e)	7,580	7,743
Boeing Co. (The) 2.70% 2/1/2027	525	519
Boeing Co. (The) 5.04% 5/1/2027	2,099	2,105
Boeing Co. (The) 5.15% 5/1/2030	421	426
Boeing Co. (The) 6.528% 5/1/2034	131	143
Boeing Co. (The) 5.705% 5/1/2040	2,000	2,035
Boeing Co. (The) 5.805% 5/1/2050	765	756
Boeing Co. (The) 5.93% 5/1/2060	2,579	2,539
Boeing Co. (The) 7.008% 5/1/2064	430	489
Bombardier, Inc. 5.875% 1/15/2035 (f)	205	206
Borr IHC, Ltd. 8.75% 1/15/2032 (f)	200	195
Boston Properties, LP 2.90% 3/15/2030	406	378
Boston Properties, LP 3.25% 1/30/2031	173	161
Boston Properties, LP 2.55% 4/1/2032	881	768
Boston Properties, LP 2.45% 10/1/2033	2,737	2,252
Boston Properties, LP 6.50% 1/15/2034	1,276	1,355
Boston Properties, LP 5.75% 1/15/2035	948	957
Boyd Gaming Corp. 4.75% 6/15/2031 (f)	260	251
Boyne USA, Inc. 4.75% 5/15/2029 (f)	765	753
BPCE SA 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026) (a)(f)	7,500	7,443
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (a)(f)	3,000	3,118
BPCE SA 5.417% 1/13/2037 (USD-SOFR + 1.568% on 1/13/2036) (a)(f)	14,560	14,268

14	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Braskem Netherlands Finance BV 4.50% 1/10/2028	USD918	$568
Braskem Netherlands Finance BV 4.50% 1/31/2030	36,286	20,888
Braskem Netherlands Finance BV 8.50% 1/12/2031	23,202	14,545
Braskem Netherlands Finance BV 8.50% 1/12/2031 (f)	3,035	1,903
Braskem Netherlands Finance BV 7.25% 2/13/2033	5,283	3,137
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (a)(e)(f)	1,533	1,537
Brazil (Federative Republic of) 5.50% 11/6/2030	2,320	2,341
Brazil (Federative Republic of) 6.25% 5/22/2036	1,350	1,338
Brightstar Lottery PLC 5.75% 1/15/2033 (f)	450	441
Bristol-Myers Squibb Co. 5.20% 2/22/2034	16,950	17,291
Bristol-Myers Squibb Co. 5.55% 2/22/2054	1,800	1,759
Bristow Group, Inc. 6.75% 2/1/2033 (f)	285	286
Broadcom, Inc. 4.00% 4/15/2029 (f)	4,169	4,106
Broadcom, Inc. 4.75% 4/15/2029	1,950	1,962
Broadcom, Inc. 5.15% 11/15/2031	2,211	2,250
Brown & Brown, Inc. 5.25% 6/23/2032	2,000	2,003
Brown & Brown, Inc. 6.25% 6/23/2055	2,000	2,019
Bulgaria (Republic of), Series 13Y, 5.00% 3/5/2037	824	806
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (e)(f)	5,903	5,930
BX Trust, Series 2025-ARIA, Class A, 5.031% 12/13/2042 (d)(e)(f)	20,390	20,445
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.325% 12/15/2044 (d)(e)(f)	18,697	18,745
BX Trust, Series 2025-VOLT, Class D, (1-month USD CME Term SOFR + 2.75%) 6.625% 12/15/2044 (d)(e)(f)	10,210	10,218
CACI International, Inc. 6.375% 6/15/2033 (f)	235	238
Caesars Entertainment, Inc. 7.00% 2/15/2030 (f)	489	492
Caesars Entertainment, Inc. 6.50% 2/15/2032 (f)	587	573
Caesars Entertainment, Inc. 6.00% 10/15/2032 (f)	975	884
CaixaBank SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (a)(f)	7,555	7,732
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (a)(f)	1,584	1,620
CaixaBank SA 5.402% 4/22/2037 (USD-SOFR + 1.53% on 4/22/2036) (a)(f)	1,378	1,365
Canadian Imperial Bank of Commerce 5.245% 1/13/2031 (USD-SOFR + 1.105% on 1/13/2030) (a)	6,122	6,216
Canadian Pacific Railway Co. 4.80% 3/30/2030	3,557	3,576
Canadian Pacific Railway Co. 5.20% 3/30/2035	546	552
Canadian Pacific Railway Co. 3.00% 12/2/2041	540	401
Canadian Pacific Railway Co. 3.10% 12/2/2051	1,683	1,100
Canpack Group, Inc. 6.00% 5/15/2031 (f)	200	201
CAN-PACK SA 3.875% 11/15/2029 (f)	255	242
Capital One Financial Corp. 5.197% 9/11/2036 (USD-SOFR + 1.63% on 9/11/2035) (a)	2,250	2,191
Capital One Financial Corp. 5.399% 1/30/2037 (USD-SOFR + 1.508% on 1/30/2036) (a)	2,275	2,246
Capstone Copper Corp. 6.75% 3/31/2033 (f)	150	152
Carnival Corp., Ltd. 5.125% 5/1/2029 (f)	80	80
Carnival Corp., Ltd. 5.75% 8/1/2032 (f)	270	273
Carnival Corp., Ltd. 6.125% 2/15/2033 (f)	410	415
Carpenter Technology Corp. 5.625% 3/1/2034 (f)	245	245
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (a)(e)(f)	1,059	1,060
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034 (d)(e)(f)	4,092	4,027
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (d)(e)(f)	510	509
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (e)(f)	4,039	4,056
Caturus Energy, LLC 8.50% 2/15/2030 (f)	230	240
Caturus Energy, LLC 7.125% 5/15/2031 (f)	472	468
CCO Holdings, LLC 5.125% 5/1/2027 (f)	140	140
CCO Holdings, LLC 5.00% 2/1/2028 (f)	250	247
CCO Holdings, LLC 4.75% 3/1/2030 (f)	495	470
CCO Holdings, LLC 4.50% 8/15/2030 (f)	388	361
CCO Holdings, LLC 4.25% 2/1/2031 (f)	325	293
CCO Holdings, LLC 4.75% 2/1/2032 (f)	441	394
CCO Holdings, LLC 4.50% 5/1/2032	301	266
CCO Holdings, LLC 7.00% 2/1/2033 (f)	40	39
CCO Holdings, LLC 4.50% 6/1/2033 (f)	1,666	1,447
CCO Holdings, LLC 4.25% 1/15/2034 (f)	2,812	2,383
CCO Holdings, LLC 7.375% 2/1/2036 (f)	290	285
Cencora, Inc. 4.90% 2/13/2036	2,339	2,281
Cencora, Inc. 5.65% 2/13/2056	784	773
Centene Corp. 2.45% 7/15/2028	450	428
Centene Corp. 4.625% 12/15/2029	650	631

Capital World Bond Fund	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Centene Corp. 3.375% 2/15/2030	USD50	$47
Centene Corp. 3.00% 10/15/2030	105	95
Centene Corp. 2.50% 3/1/2031	425	371
Central Garden & Pet Co. 4.125% 10/15/2030	1,010	964
Central Garden & Pet Co. 4.125% 4/30/2031 (f)	300	283
Century Aluminum Co. 6.875% 8/1/2032 (f)	175	180
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (e)(f)	3,094	2,581
Charles Schwab Corp. (The) 5.493% 5/21/2037 (USD-SOFR + 1.28% on 5/21/2036) (a)	3,878	3,932
Charter Communications Operating, LLC 6.65% 2/1/2034	1,313	1,348
Charter Communications Operating, LLC 6.55% 6/1/2034	1,476	1,507
Charter Communications Operating, LLC 6.384% 10/23/2035	780	779
Charter Communications Operating, LLC 5.85% 12/1/2035	15,342	14,857
Charter Communications Operating, LLC 3.50% 3/1/2042	925	640
Charter Communications Operating, LLC 4.80% 3/1/2050	6,309	4,711
Charter Communications Operating, LLC 3.70% 4/1/2051	4,203	2,610
Charter Communications Operating, LLC 3.90% 6/1/2052	10,935	6,977
Charter Communications Operating, LLC 5.25% 4/1/2053	8,914	6,956
Charter Communications Operating, LLC 6.70% 12/1/2055	4,245	4,049
Cheniere Energy Partners, LP 5.35% 11/30/2036 (f)	5,037	5,013
Cheniere Energy Partners, LP 6.05% 11/30/2056 (f)	620	627
Chevron Corp. 3.078% 5/11/2050	1,352	907
Chile (Republic of) 4.35% 4/13/2031	3,335	3,282
Chile (Republic of) 4.34% 3/7/2042	715	633
Chile (Republic of) 4.00% 1/31/2052	335	265
China Huaneng Group Co., Ltd. 5.30% perpetual bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 3.775% on 7/5/2027) (a)	1,925	1,940
CHS / Community Health Systems, Inc. 10.875% 1/15/2032 (f)	250	270
Chubb INA Holdings, LLC 5.00% 3/15/2034	5,902	5,921
Chubb INA Holdings, LLC 4.90% 8/15/2035	3,000	2,959
Chubb INA Holdings, LLC 5.30% 5/20/2036	239	242
Cigna Group (The) 5.25% 1/15/2036	1,725	1,730
Cikarang Listrindo Tbk PT 5.65% 3/12/2035	200	199
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (a)(e)(f)	2,516	2,492
Cipher Compute, LLC 7.125% 11/15/2030 (f)	575	598
Citibank, NA 4.914% 5/29/2030	1,375	1,392
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (d)(e)(f)	5,275	5,392
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (d)(e)(f)	8,128	8,249
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (a)	4,154	4,186
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031) (a)	2,765	2,839
Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034) (a)	2,187	2,360
CK Hutchison International (23), Ltd. 4.75% 4/21/2028 (f)	330	332
CK Hutchison International (23), Ltd. 4.875% 4/21/2033	400	402
CK Hutchison International (24), Ltd. 5.50% 4/26/2034 (f)	400	415
CK Hutchison International (20), Ltd. 3.375% 5/8/2050	250	182
CK Hutchison International (21), Ltd. 3.125% 4/15/2041 (b)	400	307
CK Hutchison International (19) II, Ltd. 3.375% 9/6/2049	400	293
Clarivate Science Holdings Corp. 4.875% 7/1/2029 (f)	325	291
Clean Harbors, Inc. 5.75% 10/15/2033 (f)	151	152
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028 (f)	325	326
Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029 (f)	25	25
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (f)	1,278	1,290
Cleveland-Cliffs, Inc. 6.75% 4/15/2030 (f)	38	38
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (f)	443	405
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (f)	250	253
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (f)	500	497
Cleveland-Cliffs, Inc. 7.375% 5/1/2033 (f)	134	134
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (f)	655	655
Clorox Co. 4.70% 5/15/2031	352	350
Clorox Co. 4.95% 5/15/2033	344	341
Clorox Co. 5.25% 5/15/2036	370	369
Cloud Software Group, Inc. 6.50% 3/31/2029 (f)	275	267
Cloud Software Group, Inc. 9.00% 9/30/2029 (f)	2,635	2,560
CMS Energy Corp., junior subordinated, 6.50% 6/1/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.961% on 6/1/2035) (a)	750	768
CNX Resources Corp. 7.25% 3/1/2032 (f)	1,235	1,273
CNX Resources Corp. 5.875% 3/1/2034 (f)	290	282
Coca-Cola Co. 4.65% 8/14/2034	2,231	2,233
Coca-Cola Co. 5.20% 1/14/2055	443	423

16	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Coinbase Global, Inc. 3.375% 10/1/2028 (f)	USD1,700	$1,615
Coinbase Global, Inc. 3.625% 10/1/2031 (f)	1,085	946
Colombia (Republic of) 5.375% 1/21/2029	750	749
Colombia (Republic of) 7.375% 4/25/2030	9,236	9,753
Colombia (Republic of) 8.00% 4/20/2033	32,060	35,170
Colombia (Republic of) 8.50% 4/25/2035	1,130	1,280
Columbus McKinnon Corp. 7.125% 2/1/2033 (f)	515	517
Comcast Corp. 1.50% 2/15/2031	2,500	2,157
Comcast Corp. 5.65% 6/1/2054	661	593
Comcast Corp. 6.05% 5/15/2055	1,200	1,149
Commercial Metals Co. 5.75% 11/15/2033 (f)	120	119
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (f)	1,192	1,136
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (f)	293	267
Comstock Resources, Inc. 6.75% 3/1/2029 (f)	355	350
Comstock Resources, Inc. 5.875% 1/15/2030 (f)	230	217
Connect Finco SARL 9.00% 9/15/2029 (f)	1,930	2,033
Connect Finco SARL, Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.50%) 8.144% 9/27/2029 (d)(g)	577	579
Connect Holding II, LLC, Delayed Draw Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.25%) 7.903% 4/3/2031 (d)(g)	350	329
Connect Holding II, LLC 10.50% 4/3/2031 (f)	350	351
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B1 (30-day Average USD-SOFR + 3.10%) 6.728% 10/25/2041 (d)(e)(f)	5,211	5,245
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 5.928% 5/25/2043 (d)(e)(f)	5,609	5,690
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 7.178% 5/25/2043 (d)(e)(f)	5,185	5,399
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.528% 6/25/2043 (d)(e)(f)	2,379	2,389
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (30-day Average USD-SOFR + 3.10%) 6.728% 6/25/2043 (d)(e)(f)	1,957	2,023
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 5.328% 7/25/2043 (d)(e)(f)	2,899	2,905
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.428% 1/25/2044 (d)(e)(f)	1,750	1,763
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 5.278% 5/25/2044 (d)(e)(f)	7,061	7,089
Connecticut Avenue Securities Trust, Series 2025-R01, Class 1A1, (30-day Average USD-SOFR + 0.95%) 4.578% 1/25/2045 (d)(e)(f)	3,325	3,328
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.628% 2/25/2045 (d)(e)(f)	1,206	1,208
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 4.778% 2/25/2045 (d)(e)(f)	989	990
Connecticut Avenue Securities Trust, Series 2025-R04, Class 1M1, (30-day Average USD-SOFR + 1.20%) 4.828% 5/25/2045 (d)(e)(f)	988	989
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1A1, (30-day Average USD-SOFR + 0.95%) 4.578% 2/25/2046 (d)(e)(f)	12,456	12,474
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.678% 2/25/2046 (d)(e)(f)	8,253	8,258
ConocoPhillips Co. 5.50% 1/15/2055	975	935
Consolidated Energy Finance SA, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.75%) 8.413% 11/15/2030 (d)(g)	85	82
Consolidated Energy Finance SA 12.00% 2/15/2031 (f)	800	829
Constellation Brands, Inc. 4.35% 5/9/2027	1,305	1,305
Constellation Brands, Inc. 2.875% 5/1/2030	839	784
Constellation Brands, Inc. 2.25% 8/1/2031	1,859	1,641
Constellation Brands, Inc. 4.75% 5/9/2032	313	310
Constellation Oil Services Holding SA 9.375% 11/7/2029 (f)	780	822
Consumers Energy Co. 5.125% 5/1/2036	13,200	13,196
Corebridge Financial, Inc. 3.90% 4/5/2032	5,809	5,454
Coreweave Financing DDTL V, LLC, Delayed Draw Term Loan, First Lien, (1-month USD CME Term SOFR + 4.50%) 8.12% 11/15/2031 (d)(g)	89	91
CoreWeave, Inc. 9.75% 10/1/2031 (f)	775	774
Cote d’Ivoire (Republic of) 7.625% 1/30/2033	800	856
Coty, Inc. 5.60% 1/15/2031 (f)	60	58
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (f)	210	220
COX Asset Mexico, SA de CV, 7.125% 1/8/2032 (f)	400	406
CRC Insurance Group, LLC 7.125% 6/1/2031 (f)	120	120

Capital World Bond Fund	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
CRC Insurance Group, LLC, Term Loan, Second Lien, (3-month USD CME Term SOFR + 4.75%) 8.482% 5/6/2032 (d)(g)	USD735	$720
Crescent Energy Finance, LLC 7.625% 4/1/2032 (f)	1,005	1,014
Crescent Energy Finance, LLC 7.875% 4/15/2032 (f)	515	522
Crescent Energy Finance, LLC 7.375% 1/15/2033 (f)	135	134
Crescent Energy Finance, LLC 8.375% 1/15/2034 (f)	245	253
Crown Castle, Inc. 5.00% 1/11/2028	2,336	2,349
CSN Inova Ventures 6.75% 1/28/2028 (b)	42,459	35,309
CSX Corp. 4.25% 3/15/2029	2,505	2,487
CSX Corp. 5.20% 11/15/2033	2,068	2,113
CSX Corp. 5.05% 6/15/2035	450	451
CVS Health Corp. 5.125% 2/21/2030	1,225	1,239
CVS Health Corp. 5.55% 6/1/2031	3,850	3,966
CVS Health Corp. 5.00% 9/15/2032	650	652
CVS Health Corp. 5.25% 2/21/2033	1,227	1,248
CVS Health Corp. 5.70% 6/1/2034	1,535	1,585
CVS Health Corp. 5.45% 9/15/2035	2,467	2,500
CVS Health Corp. 6.05% 6/1/2054	2,279	2,282
CVS Health Corp. 6.20% 9/15/2055	2,326	2,382
CVS Health Corp. 6.25% 9/15/2065	425	430
Cyprium Corp. 6.125% 4/15/2031 (f)	190	190
Cyprium Corp. 6.375% 4/15/2034 (f)	250	250
Dai-ichi Life Insurance Co., Ltd. (The) 6.20% subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 2.515% on 1/16/2035) (a)(f)	2,500	2,549
Darling Ingredients, Inc. 6.00% 6/15/2030 (f)	765	770
DaVita, Inc. 4.625% 6/1/2030 (f)	210	204
DaVita, Inc. 6.875% 9/1/2032 (f)	700	722
DaVita, Inc. 6.75% 7/15/2033 (f)	955	986
Denali Intermediate Holdings, Inc., Revolver, First Lien, (3-month CME Term SOFR + 5.50%) 9.121% 8/26/2032 (d)(g)	7	6
Denali Intermediate Holdings, Inc., Term Loan, First Lien, (1-month CME Term SOFR + 5.50%) 9.153% 8/26/2032 (d)(g)	348	324
Deutsche Bank AG 7.146% 7/13/2027 (USD-SOFR + 2.52% on 7/13/2026) (a)	714	715
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (a)	10,009	9,927
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (a)	1,500	1,569
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (a)	576	544
Deutsche Bank AG 5.06% 4/14/2032 (USD-SOFR + 1.41% on 4/14/2031) (a)	3,877	3,868
Diamond Sports Net, LLC, Term Loan, First Lien, 12.00% Cash 1/2/2028 (g)(i)	28	5
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (f)	1,360	1,420
DIRECTV Financing, LLC 5.875% 8/15/2027 (f)	59	59
DIRECTV Financing, LLC 8.875% 2/1/2030 (f)	1,055	1,075
DIRECTV Financing, LLC 10.00% 2/15/2031 (f)	1,010	1,049
Discovery Global Holdings, Inc. 4.279% 3/15/2032	1,275	1,145
Discovery Global Holdings, Inc. 5.05% 3/15/2042	1,141	837
DISH Network Corp. 11.75% 11/15/2027 (f)	3,555	3,655
Dominican Republic (Government of) 5.875% 1/30/2060	670	593
Dominion Energy, Inc., junior subordinated, 6.15% 12/15/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.869% on 12/15/2031) (a)	475	477
Dow Chemical Co. (The) 5.65% 3/15/2036	16	16
Dow Chemical Co. (The) 4.375% 11/15/2042	15	12
Dow Chemical Co. (The) 5.55% 11/30/2048	132	117
Dow Chemical Co. (The) 4.80% 5/15/2049	613	491
Dow Chemical Co. (The) 3.60% 11/15/2050	63	42
Dow Chemical Co. (The) 6.90% 5/15/2053	57	60
Dow Chemical Co. (The) 5.60% 2/15/2054	306	271
Dua Capital, Ltd. 2.78% 5/11/2031	3,500	3,208
Duke Energy Carolinas, LLC 5.15% 6/15/2036	2,850	2,854
Duke Energy Carolinas, LLC 5.75% 6/15/2056	1,906	1,905
Duke Energy Florida, LLC 4.85% 12/1/2035	2,925	2,870
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (d)(e)(f)	5,241	5,270
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (f)	2,090	2,101
Eaton Corp. 3.95% 3/6/2029	500	493
Eaton Corp. 4.20% 3/6/2031	500	490
Eaton Corp. 4.80% 3/6/2036	400	393
EchoStar Corp. 10.75% 11/30/2029	2,174	2,351
EchoStar Corp. 6.75% Cash 11/30/2030 (i)	276	280
Ecolab, Inc. 4.80% 6/15/2031	750	754
Ecolab, Inc. 5.15% 6/15/2033	1,500	1,521

18	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Ecolab, Inc. 5.35% 6/15/2036	USD2,500	$2,544
Ecopetrol SA 8.625% 1/19/2029	48,145	51,106
Ecopetrol SA 8.875% 1/13/2033	15,715	17,220
Edison International 5.25% 11/15/2028	675	676
Edison International 5.45% 6/15/2029	150	152
Edison International 6.95% 11/15/2029	608	636
Edison International 6.25% 3/15/2030	2,867	2,947
Edison International 5.25% 3/15/2032	4,175	4,125
Egypt (Arab Republic of) 5.80% 9/30/2027	530	531
Egypt (Arab Republic of) 6.588% 2/21/2028	772	778
Egypt (Arab Republic of) 7.60% 3/1/2029	300	310
Egypt (Arab Republic of) 5.875% 2/16/2031	595	581
Egypt (Arab Republic of) 7.053% 1/15/2032	440	442
Egypt (Arab Republic of) 9.45% 2/4/2033 (f)	1,435	1,595
Egypt (Arab Republic of) 8.50% 1/31/2047	505	496
Egypt (Arab Republic of) 7.903% 2/21/2048	259	238
Egypt (Arab Republic of) 8.70% 3/1/2049	535	529
Egypt (Arab Republic of) 8.15% 11/20/2059	560	518
Egypt (Arab Republic of) 7.50% 2/16/2061	390	338
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)(f)	3,800	4,414
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)	3,010	3,496
Elevance Health, Inc. 5.00% 1/15/2036	1,010	991
Elevance Health, Inc. 5.70% 2/15/2055	558	543
Eli Lilly and Co. 5.50% 2/12/2055	1,282	1,275
Ellington Financial Mortgage Trust, Series 2026-NQM1, Class A1, 4.771% 2/25/2071 (d)(e)(f)	9,926	9,797
Ellucian Holdings, Inc. 6.50% 12/1/2029 (f)	225	218
Embarq, LLC 7.995% 6/1/2036	625	181
Encompass Health Corp. 5.875% 6/1/2034 (f)	215	215
Endo Finance Holdings, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.75%) 7.394% 4/23/2031 (d)(g)	555	556
Endo Finance Holdings, LP 8.50% 4/15/2031 (f)	1,140	1,199
Enel Finance International NV 5.00% 9/30/2035 (f)	1,000	972
Energy Transfer, LP 6.50% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.694% on 11/15/2026) (a)	254	255
Enfragen Energia Sur SA 5.375% 12/30/2030	21,617	20,469
Enfragen Energia Sur SA 8.499% 6/30/2032	1,929	2,016
Enfragen Energia Sur SA 8.499% 6/30/2032 (f)	500	522
ENN Energy Holdings, Ltd. 2.625% 9/17/2030 (f)	200	184
EOG Resources, Inc. 4.40% 7/15/2028	1,022	1,021
EOG Resources, Inc. 5.35% 1/15/2036	1,526	1,543
EquipmentShare.com, Inc. 9.00% 5/15/2028 (f)	900	919
EquipmentShare.com, Inc. 8.625% 5/15/2032 (f)	185	193
EquipmentShare.com, Inc. 7.125% 7/1/2034 (f)	510	502
Equitable America Global Funding 5.125% 6/15/2031 (f)	3,500	3,514
ERP Operating, LP 4.65% 9/15/2034	778	759
ESAB Corp. 5.625% 4/1/2031 (f)	315	316
Esentia Energy Development, SAB de CV, 6.125% 7/30/2033 (f)	5,945	5,935
Esentia Energy Development, SAB de CV, 6.50% 7/30/2038 (f)	2,600	2,557
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (e)(f)	845	850
Exelon Corp., junior subordinated, 6.50% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.975% on 3/15/2035) (a)	600	616
Export-Import Bank of India 5.50% 1/18/2033	1,000	1,021
Export-Import Bank of India 5.00% 1/12/2036 (f)	1,500	1,475
Export-Import Bank of Thailand 5.354% 5/16/2029	8,542	8,710
Exxon Mobil Corp. 3.482% 3/19/2030	3,000	2,905
Fair Isaac Corp. 4.00% 6/15/2028 (f)	625	612
Fair Isaac Corp. 6.00% 5/15/2033 (f)	1,350	1,330
Fannie Mae Pool #MA5696 7.00% 3/1/2045 (e)	3	3
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (e)	90	88
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (e)	412	345
Fannie Mae Pool #FM9481 2.50% 11/1/2051 (e)	415	348
Fannie Mae Pool #BT2188 2.50% 3/1/2052 (e)	40	33
Fannie Mae Pool #BT8116 2.50% 4/1/2052 (e)	23	20
Fannie Mae Pool #BV5392 3.50% 4/1/2052 (e)	200	182
Fannie Mae Pool #CB3528 4.00% 5/1/2052 (e)	1,073	1,004
Fannie Mae Pool #FS1948 4.00% 5/1/2052 (e)	808	758

Capital World Bond Fund	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (e)	USD1,723	$1,745
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (e)	2,283	2,357
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (e)	435	440
Fannie Mae Pool #FS4736 6.50% 5/1/2053 (e)	32	33
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (e)	18,205	18,430
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (e)	1,103	1,131
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (e)	8,376	8,576
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (e)	1,254	1,267
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (e)	10,158	10,399
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (e)	1,683	1,743
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (e)	506	530
Fannie Mae Pool #DA7283 6.50% 1/1/2054 (e)	6	7
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (e)	636	641
Fannie Mae Pool #FS7031 6.00% 2/1/2054 (e)	1,365	1,409
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (e)	1,083	1,109
Fannie Mae Pool #CB8536 5.50% 5/1/2054 (e)	3,727	3,784
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (e)	1,069	1,094
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (e)	9,471	9,595
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (e)	3,717	3,861
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (e)	1,871	1,916
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (e)	1,261	1,294
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (e)	1,100	1,131
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (e)	527	543
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (e)	745	777
Fannie Mae Pool #DB5480 6.50% 6/1/2054 (e)	8	8
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (e)	12,117	12,279
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (e)	5,908	5,985
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (e)	2,229	2,245
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (e)	252	254
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (e)	6,269	6,417
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (e)	4,034	4,155
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (e)	2,856	2,923
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (e)	2,592	2,653
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (e)	1,197	1,225
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (e)	1,049	1,082
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (e)	903	934
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (e)	859	884
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (e)	1,172	1,222
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (e)	656	685
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (e)	514	535
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (e)	313	325
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (e)	176	184
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (e)	23	23
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (e)	5,956	6,097
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (e)	2,996	3,083
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (e)	1,617	1,658
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (e)	1,435	1,469
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (e)	1,350	1,385
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (e)	1,248	1,285
Fannie Mae Pool #DC0299 6.00% 8/1/2054 (e)	1,062	1,091
Fannie Mae Pool #DB7692 6.00% 8/1/2054 (e)	1,029	1,059
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (e)	456	470
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (e)	439	454
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (e)	440	450
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (e)	368	381
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (e)	201	207
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (e)	184	185
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (e)	164	165
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (e)	103	104
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (e)	3,046	3,136
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (e)	72	74
Fannie Mae Pool #DC1873 6.00% 9/1/2054 (e)	32	32
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (e)	11,110	10,967
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (e)	691	695
Fannie Mae Pool #MA5549 3.50% 12/1/2054 (e)	5,555	5,047
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (e)	301	296
Fannie Mae Pool #DC6842 5.50% 12/1/2054 (e)	180	181
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (e)	50	51

20	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (e)	USD18,400	$18,488
Fannie Mae Pool #DC8674 5.50% 2/1/2055 (e)	1,164	1,170
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (e)	2,774	2,839
Fannie Mae Pool #MA5665 3.50% 3/1/2055 (e)	1,014	921
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (e)	2,245	2,299
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (e)	384	394
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (e)	107	109
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (e)	7,862	7,743
Fannie Mae Pool #MA5731 3.50% 6/1/2055 (e)	5,597	5,084
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (e)	4,673	4,602
Fannie Mae Pool #DE1078 6.50% 6/1/2055 (e)	553	572
Fannie Mae Pool #DD9889 6.00% 7/1/2055 (e)	114	116
Fannie Mae Pool #BV6163 3.50% 8/1/2055 (e)	992	901
Fannie Mae Pool #CC0859 5.50% 8/1/2055 (e)	679	687
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (e)	807	833
Fannie Mae Pool #DF4985 3.50% 11/1/2055 (e)	581	528
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class B, 5.591% 8/1/2054 (d)(e)(f)	1,972	1,759
FibraSOMA 4.375% 7/22/2031	2,800	2,554
FibraSOMA 7.125% 5/28/2036 (f)	27,050	26,960
Fiesta Purchaser, Inc., Term Loan B, First Lien, (1-month USD CME Term SOFR + 2.75%) 6.394% 2/12/2031 (d)(g)	355	349
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (f)	337	340
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (f)	168	165
Finastra USA, Inc., Term Loan, First Lien, (3-month USD CME Term SOFR + 4.00%) 7.746% 9/15/2032 (d)(g)	379	350
First Citizens BancShares, Inc. 5.231% 3/12/2031 (USD-SOFR + 1.41% on 3/12/2030) (a)	1,421	1,418
First Quantum Minerals, Ltd. 6.375% 2/15/2036 (f)	90	88
First Student Bidco, Inc. 4.00% 7/31/2029 (f)	950	911
First Student Bidco, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 2.25%) 5.982% 8/15/2030 (d)(g)	233	233
Flash Compute, LLC 7.25% 12/31/2030 (f)	650	669
Florida Power & Light Co. 2.875% 12/4/2051	1,325	831
Florida Power & Light Co. 5.75% 6/1/2056	6,096	6,131
Flutter Treasury DAC 5.875% 6/4/2031 (f)	324	323
FMC Corp. 8.00% 6/1/2031 (f)	475	495
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.075% 12/15/2039 (d)(e)(f)	3,404	3,413
Ford Motor Credit Co., LLC 5.85% 5/17/2027	2,882	2,904
Ford Motor Credit Co., LLC 5.80% 3/8/2029	4,868	4,912
Ford Motor Credit Co., LLC 5.875% 11/7/2029	2,300	2,328
Ford Motor Credit Co., LLC 5.73% 9/5/2030	600	604
Ford Motor Credit Co., LLC 5.42% 4/9/2031	351	348
Ford Motor Credit Co., LLC 6.532% 3/19/2032	1,720	1,778
Ford Motor Credit Co., LLC 5.753% 4/6/2033	400	397
Ford Motor Credit Co., LLC 6.125% 3/8/2034	475	478
Ford Motor Credit Co., LLC 6.50% 2/7/2035	9,750	9,989
Ford Motor Credit Co., LLC 5.869% 10/31/2035	1,395	1,367
Ford Otomotiv Sanayi AS 7.125% 4/25/2029 (f)	1,785	1,808
Forestar Group, Inc. 6.50% 3/15/2033 (f)	465	473
Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033 (e)	12,288	11,784
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (e)	144	141
Freddie Mac Pool #SD8029 2.50% 12/1/2049 (e)	8	7
Freddie Mac Pool #SD3095 2.50% 7/1/2051 (e)	1,198	1,003
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (e)	1,062	891
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (e)	3,751	3,006
Freddie Mac Pool #QE2358 3.50% 5/1/2052 (e)	442	402
Freddie Mac Pool #RA7510 3.50% 6/1/2052 (e)	3,470	3,153
Freddie Mac Pool #SD1883 4.00% 6/1/2052 (e)	41	39
Freddie Mac Pool #QE9001 4.00% 8/1/2052 (e)	82	77
Freddie Mac Pool #SD8271 2.50% 10/1/2052 (e)	450	377
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (e)	94	93
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (e)	1,006	1,046
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (e)	321	330
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (e)	460	465
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (e)	3,349	3,429
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (e)	410	426
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (e)	46	48
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (e)	293	295
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (e)	8,358	8,556
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (e)	3,013	3,036
Freddie Mac Pool #RJ1015 6.50% 3/1/2054 (e)	14	14

Capital World Bond Fund	21

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (e)	USD546	$565
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (e)	7,614	7,670
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (e)	727	752
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (e)	29,045	29,391
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (e)	4,643	4,713
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (e)	10,797	11,121
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (e)	5,561	5,777
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (e)	87	91
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (e)	3,247	3,288
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (e)	2,996	3,035
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (e)	3,853	3,944
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (e)	2,923	3,002
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (e)	2,748	2,859
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (e)	1,724	1,780
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (e)	1,085	1,113
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (e)	933	958
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (e)	629	647
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (e)	681	709
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (e)	350	365
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (e)	5,314	5,356
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (e)	3,077	3,096
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (e)	3,010	3,044
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (e)	539	545
Freddie Mac Pool #SD8453 5.50% 8/1/2054 (e)	58	58
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (e)	57	58
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (e)	3,083	3,156
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (e)	2,702	2,769
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (e)	1,906	1,951
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (e)	1,864	1,919
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (e)	77	79
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (e)	862	895
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (e)	2,755	2,798
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (e)	2,455	2,483
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (e)	571	576
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (e)	342	344
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (e)	3,252	3,364
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (e)	3,236	3,362
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (e)	2,488	2,560
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (e)	2,265	2,332
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (e)	1,845	1,892
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (e)	156	162
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (e)	53	55
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (e)	114	114
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (e)	964	925
Freddie Mac Pool #SD8473 4.50% 11/1/2054 (e)	— (j)	— (j)
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (e)	5,431	5,462
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (e)	6,007	5,920
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (e)	77	77
Freddie Mac Pool #SD8500 3.50% 1/1/2055 (e)	6,687	6,074
Freddie Mac Pool #SD8505 5.00% 2/1/2055 (e)	389	383
Freddie Mac Pool #SL0326 5.00% 2/1/2055 (e)	24	24
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (e)	586	599
Freddie Mac Pool #SL0799 5.00% 3/1/2055 (e)	2	2
Freddie Mac Pool #QX8824 6.00% 3/1/2055 (e)	116	119
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (e)	977	963
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (e)	1,461	1,495
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (e)	2,012	1,982
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (e)	1,189	1,171
Freddie Mac Pool #QY7451 5.50% 6/1/2055 (e)	56	56
Freddie Mac Pool #RQ0036 3.50% 7/1/2055 (e)	1,000	908
Freddie Mac Pool #RQ0074 4.50% 12/1/2055 (e)	27,145	26,026
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 6.528% 4/25/2042 (d)(e)(f)	4,305	4,370
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 4.578% 1/25/2045 (d)(e)(f)	1,184	1,185
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 4.728% 5/25/2045 (d)(e)(f)	1,089	1,093

22	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class A1, (30-day Average USD-SOFR + 0.85%) 4.478% 2/25/2046 (d)(e)(f)	USD6,945	$6,945
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class M1, (30-day Average USD-SOFR + 1.00%) 4.628% 2/25/2046 (d)(e)(f)	4,644	4,645
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class B2, (30-day Average USD-SOFR + 5.364%) 8.992% 1/25/2050 (d)(e)(f)	5,000	5,541
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class B2, (30-day Average USD-SOFR + 4.914%) 8.542% 2/25/2050 (d)(e)(f)	7,363	8,073
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA2, Class B2, (30-day Average USD-SOFR + 7.714%) 11.342% 3/25/2050 (d)(e)(f)	7,840	9,357
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B2, (30-day Average USD-SOFR + 10.114%) 13.742% 8/25/2050 (d)(e)(f)	4,000	5,245
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA4, Class B2, (30-day Average USD-SOFR + 9.514%) 13.142% 9/25/2050 (d)(e)(f)	3,648	4,734
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 15.149% 10/25/2050 (d)(e)(f)	9,660	13,283
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B2, (30-day Average USD-SOFR + 7.40%) 11.028% 11/25/2050 (d)(e)(f)	2,100	2,553
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class B2, (30-day Average USD-SOFR + 5.65%) 9.278% 12/25/2050 (d)(e)(f)	6,455	7,433
FXI Holdings, Inc. 16.00% PIK 11/15/2029 (14.00% on 11/15/2028) (a)(f)(i)	562	150
FXI Holdings, Inc. 11.00% 11/15/2030 (f)	893	754
Gabonese (Republic of) 6.625% 2/6/2031	846	730
Gabonese (Republic of) 7.00% 11/24/2031 (f)	240	205
Gaia Purchaser, Inc. 7.625% 7/15/2033 (f)	400	405
Galaxy Pipeline Assets Bidco, Ltd. 2.94% 9/30/2040	5,942	4,940
Garda World Security Corp. 8.375% 11/15/2032 (f)	155	159
GC Treasury Center Co., Ltd. 2.98% 3/18/2031	400	361
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (a)(e)(f)	4,626	4,647
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (e)(f)	4,413	4,078
GE Vernova, Inc. 4.25% 2/4/2031	2,000	1,969
GE Vernova, Inc. 4.875% 2/4/2036	1,500	1,477
GE Vernova, Inc. 5.50% 2/4/2056	1,500	1,456
Generadora de Gatun SA 6.874% 9/30/2044 (f)	44,940	46,447
General Motors Co. 5.625% 4/15/2030	500	512
General Motors Financial Co., Inc. 2.40% 4/10/2028	6,870	6,604
General Motors Financial Co., Inc. 5.60% 6/18/2031	800	819
General Motors Financial Co., Inc. 5.625% 4/4/2032	194	199
General Motors Financial Co., Inc. 5.45% 9/6/2034	455	456
General Motors Financial Co., Inc. 5.90% 1/7/2035	1,000	1,028
General Motors Financial Co., Inc. 6.15% 7/15/2035	640	667
Genesis Energy, LP 8.25% 1/15/2029	355	367
Genesis Energy, LP 8.875% 4/15/2030	768	804
Genesis Energy, LP 7.875% 5/15/2032	390	402
Genesis Energy, LP 6.75% 3/15/2034	645	640
GENM Capital Labuan, Ltd. 3.882% 4/19/2031	1,600	1,438
Genting New York, LLC 7.25% 10/1/2029 (f)	600	618
GeoPark, Ltd. 5.50% 1/17/2027	7,500	7,356
Gilead Sciences, Inc. 5.25% 10/15/2033	2,801	2,883
Gilead Sciences, Inc. 5.55% 10/15/2053	220	217
Global Partners, LP 8.25% 1/15/2032 (f)	105	110
Global Partners, LP 7.125% 7/1/2033 (f)	225	228
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (e)(f)	2,830	2,719
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (d)	302	217
GOHL Capital, Ltd., 4.25% 1/24/2027	600	598
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027) (a)	625	618
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (a)	2,320	2,378
Goldman Sachs Group, Inc. 4.516% 1/21/2032 (USD-SOFR + 0.96% on 1/21/2031 (a)	4,425	4,342
Goldman Sachs Group, Inc. 4.939% 10/21/2036 (USD-SOFR + 1.33% on 10/21/2035) (a)	4,876	4,737
Goldman Sachs Group, Inc. 5.065% 1/21/2037 (USD-SOFR + 1.19% on 1/21/2036) (a)	8,570	8,370
Goldman Sachs Private Credit Corp. 5.375% 1/31/2029	379	376
Goldman Sachs Private Credit Corp. 6.25% 5/6/2030	379	384
Goldman Sachs Private Credit Corp. 5.875% 1/31/2031	380	375
Goodyear Tire & Rubber Co. 8.875% 7/15/2032	370	373
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (e)	4,734	3,573
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	4,760	3,306
Gray Media, Inc. 10.50% 7/15/2029 (f)	805	850

Capital World Bond Fund	23

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Gray Media, Inc. 9.625% 7/15/2032 (f)	USD715	$691
Great Canadian Gaming Corp. 8.75% 11/15/2029 (f)	955	956
Green Palm Bidco SARL 5.957% 6/30/2041 (f)	5,016	5,072
Green Palm Bidco SARL 6.462% 6/30/2046 (f)	3,849	3,901
Greenko Wind Projects (Mauritius), Ltd. 7.25% 9/27/2028	25,886	26,106
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (f)	13,810	14,108
Grupo Energia Bogota SA ESP 4.875% 5/15/2030 (f)	2,300	2,254
Guardian Life Global Funding 4.809% 6/1/2031 (f)	720	720
Guardian Life Global Funding 4.916% 4/30/2033 (f)	2,000	1,994
Harvest Midstream I, LP 7.50% 5/15/2032 (f)	265	275
Harvest Midstream I, LP 6.75% 5/15/2034 (f)	520	528
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.018% 3/15/2042 (d)(e)(f)	6,369	6,388
HD Supply Waterworks, Ltd. 6.00% 7/1/2034 (f)	615	619
Herc Holdings, Inc. 7.00% 6/15/2030 (f)	450	466
Herc Holdings, Inc. 7.25% 6/15/2033 (f)	205	214
Herc Holdings, Inc. 6.00% 3/15/2034 (f)	820	815
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (e)(f)	1,689	1,705
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (e)(f)	7,096	7,102
Hightower Holding, LLC 6.75% 4/15/2029 (f)	1,080	1,081
Hightower Holding, LLC 9.125% 1/31/2030 (f)	33	34
Hilcorp Energy I, LP 6.00% 4/15/2030 (f)	660	650
Hilcorp Energy I, LP 8.375% 11/1/2033 (f)	35	36
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (f)	1,135	1,073
Hilton Domestic Operating Co., Inc. 5.50% 9/15/2031 (f)	1,050	1,053
Hilton Domestic Operating Co., Inc. 5.50% 3/31/2034 (f)	140	139
Home Depot, Inc. 4.85% 6/25/2031	100	101
Home Depot, Inc. 4.95% 6/25/2034	5,780	5,801
Home Depot, Inc. 5.30% 6/25/2054	692	655
Honduras (Republic of) 6.25% 1/19/2027	2,882	2,906
Honeywell Aerospace, Inc. 4.60% 3/16/2033 (f)	386	379
Honeywell Aerospace, Inc. 4.95% 3/16/2036 (f)	3,400	3,349
Honeywell Aerospace, Inc. 5.732% 3/16/2056 (f)	500	500
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (d)(e)(f)	11,573	11,847
Howard Hughes Corp. (The) 4.125% 2/1/2029 (f)	584	565
Howard Hughes Corp. (The) 4.375% 2/1/2031 (f)	1,405	1,330
Howard Hughes Corp. (The) 5.875% 3/1/2032 (f)	270	268
Howard Hughes Corp. (The) 6.125% 3/1/2034 (f)	665	657
Howden UK Refinance PLC 7.25% 2/15/2031 (f)	450	436
Howmet Aerospace, Inc. 4.75% 4/15/2036	2,000	1,947
HPHT Finance 25, Ltd. 5.00% 2/21/2030 (b)	600	603
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027) (a)	21,000	21,029
HSBC Holdings PLC 4.95% 3/31/2030	2,300	2,321
HSBC Holdings PLC (USD-SOFR + 1.57%) 3.62% 5/13/2031 (d)	2,000	2,045
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (a)	6,850	6,754
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033) (a)	16,134	17,950
HSBC Holdings PLC 5.133% 11/6/2036 (USD-SOFR + 1.43% on 11/6/2035) (a)	345	340
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039 (d)(e)(f)	2,541	2,553
HUB International, Ltd. 7.25% 6/15/2030 (f)	198	203
HUB International, Ltd., Term Loan, First Lien, (3-month USD CME Term SOFR + 2.25%) 5.922% 6/20/2030 (d)(g)	839	839
HUB International, Ltd. 7.375% 1/31/2032 (f)	865	881
Hubbell, Inc. 4.90% 6/15/2033	1,095	1,087
Hubbell, Inc. 5.15% 6/15/2036	3,350	3,336
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (d)(e)(f)	19,089	19,404
Hughes Satellite Systems Corp. 5.25% 8/1/2026	335	283
Hughes Satellite Systems Corp. 6.625% 8/1/2026	808	504
Humana, Inc. 5.375% 4/15/2031	625	634
Humana, Inc. 6.00% 5/1/2055	810	786
Hungary (Republic of) 5.375% 9/26/2030 (f)	3,910	3,973
Hungary (Republic of) 6.25% 9/22/2032 (f)	760	804
Hungary (Republic of) 5.50% 3/26/2036 (f)	975	980
Huntington National Bank (The), Series 2026-1, Class B1, 4.503% 2/20/2034 (e)(f)	5,018	4,971
HUT 8 DC, LLC 6.192% 11/15/2042 (f)	179	181
Hutchison Whampoa International, Ltd. 7.45% 11/24/2033	200	231
Hyundai Capital America 5.60% 3/30/2028 (f)	1,600	1,622
Hyundai Capital America 2.00% 6/15/2028 (f)	2,187	2,077
Hyundai Capital America 5.30% 1/8/2029 (f)	975	987
Hyundai Capital America 6.50% 1/16/2029 (f)	853	886

24	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Hyundai Capital America 5.40% 1/8/2031 (f)	USD234	$238
Icahn Enterprises, LP 5.25% 5/15/2027	290	287
IHS Holding, Ltd. 7.875% 5/29/2030	13,000	13,384
IHS Holding, Ltd. 8.25% 11/29/2031	650	680
Imperial Brands Finance PLC 5.875% 7/1/2034 (f)	1,500	1,543
Imperial Brands Finance PLC 5.625% 7/1/2035 (f)	500	505
Imperial Brands Finance PLC 5.50% 7/7/2036 (f)	400	398
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (e)(f)	2,970	2,956
Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	280	256
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030 (f)	2,860	2,880
Industrial F&B Investments III, Inc. 7.75% 2/11/2033 (f)	995	1,015
Infinity Natural Resources, LLC 7.625% 4/1/2031 (f)	410	408
Ingles Markets, Inc. 4.00% 6/15/2031 (f)	1,115	1,053
Intel Corp. 3.05% 8/12/2051	5,135	3,215
Intel Corp. 5.60% 2/21/2054	2,309	2,161
Intercontinental Exchange, Inc. 4.20% 3/15/2031	13,950	13,692
International Flavors & Fragrances, Inc. 1.832% 10/15/2027 (f)	123	119
International Flavors & Fragrances, Inc. 2.30% 11/1/2030 (f)	55	50
Interstate Power and Light Co. 2.30% 6/1/2030	1,975	1,812
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (a)(f)	1,250	1,445
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (a)(f)	7,000	8,251
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 4.975% 3/15/2042 (d)(e)(f)	21,959	21,984
ION Platform Finance US, Inc. 4.625% 5/1/2028 (f)	25	23
ION Platform Finance US, Inc. 8.75% 5/1/2029 (f)	1,905	1,702
ION Platform Finance US, Inc. 9.50% 5/30/2029 (f)	1,694	1,547
ION Platform Finance US, Inc. 9.00% 8/1/2029 (f)	538	479
ION Platform Finance US, Inc. 7.875% 9/30/2032 (f)	400	290
IQVIA, Inc. 6.50% 5/15/2030 (f)	200	204
IQVIA, Inc. 6.25% 6/1/2032 (f)	380	387
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032 (f)	4,650	4,715
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (f)	1,330	1,279
Iron Mountain, Inc. 5.25% 7/15/2030 (f)	1,007	993
Iron Mountain, Inc. 6.25% 1/15/2033 (f)	110	111
Iron Mountain, Inc. 6.25% 1/15/2035 (f)	540	543
IRV Trust, Series 2025-200P, Class C, 5.921% 3/14/2047 (d)(e)(f)	935	936
Ithaca Energy (North sea) PLC 8.125% 10/15/2029 (f)	225	233
Jane Street Group, LLC 7.125% 4/30/2031 (f)	320	331
Jane Street Group, LLC 6.75% 5/1/2033 (f)	1,155	1,188
JP Morgan Mortgage Trust, Series 2026-NQX2, Class A1A, 5.628% 10/25/2066 (6.628% on 6/1/2030) (a)(e)(f)	2,125	2,131
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027) (a)	3,417	3,446
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (a)	5,355	5,332
JPMorgan Chase & Co. 4.347% 1/22/2032 (USD-SOFR + 0.84% on 1/22/2031) (a)	1,150	1,127
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (a)	14,830	13,057
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (a)	6,983	7,182
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (a)	16,929	16,465
JPMorgan Chase & Co. 4.898% 1/22/2037 (USD-SOFR + 1.07% on 1/22/2036) (a)	2,300	2,241
Kaseya, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 5.00%) 8.663% 3/21/2033 (d)(g)	550	337
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (a)	2,100	2,092
Kazakhstan (Republic of) 5.50% 7/1/2037 (f)	2,200	2,253
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028) (a)(f)	525	534
KeHE Distributors, LLC 7.125% 4/30/2033 (f)	1,070	1,091
Kennedy-Wilson, Inc. 7.00% 6/1/2031 (f)	860	880
Kennedy-Wilson, Inc. 7.25% 6/1/2033 (f)	945	966
Kenya (Republic of) 9.50% 3/5/2036 (f)	585	623
Kenya (Republic of) 8.25% 2/28/2048	500	482
Keurig Dr Pepper, Inc. 5.30% 3/15/2034	1,840	1,845
Keurig Dr Pepper, Inc. 5.15% 5/15/2035	2,699	2,668
Keurig Dr Pepper, Inc. 4.50% 4/15/2052	1,382	1,110
Kodiak Gas Services, LLC 5.875% 4/1/2031 (f)	165	166
Korea Electric Power Corp. 4.75% 2/13/2028 (f)	3,705	3,722
Korea Electric Power Corp. 5.125% 4/23/2034	600	613
Korea Gas Corp. 5.00% 7/8/2029 (f)	1,253	1,273

Capital World Bond Fund	25

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Korea National Oil Corp. 4.625% 3/31/2028 (f)	USD200	$200
Korea National Oil Corp. 4.875% 4/3/2028 (f)	200	201
Korea National Oil Corp. 4.75% 3/31/2030 (f)	200	201
Korea National Oil Corp. 2.625% 4/18/2032	400	357
Kraken Oil & Gas Partners, LLC 7.125% 5/15/2031 (f)	660	646
Kuaishou Technology 4.75% 1/22/2036 (f)	7,200	6,919
Kuwait (State of) 4.652% 10/9/2035 (f)	455	445
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028 (e)(f)	1,250	1,257
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (e)(f)	1,059	1,061
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	894	903
Lamar Media Corp. 3.625% 1/15/2031	1,060	989
Lamar Media Corp. 5.375% 11/1/2033 (f)	180	177
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (f)	290	278
Lamb Weston Holdings, Inc. 4.375% 1/31/2032 (f)	245	231
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (f)	1,341	1,306
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (f)	720	751
Legend Fortune, Ltd., Series EMTN, (USD-SOFR Index + 0.60%) 4.152% 8/26/2028 (d)	465	466
Lenovo Group, Ltd. 6.536% 7/27/2032	500	538
Levi Strauss & Co. 3.50% 3/1/2031 (f)	880	816
LG Energy Solution, Ltd. 5.25% 4/2/2028 (f)	200	201
LG Energy Solution, Ltd. 5.375% 4/2/2030 (f)	200	202
LG Energy Solution, Ltd. 5.50% 7/2/2034	200	200
LG Energy Solution, Ltd. 5.875% 4/2/2035	400	406
LG Energy Solution, Ltd. 5.875% 4/2/2036 (f)	200	202
Liberty Mutual Group, Inc. 5.25% 5/1/2036 (f)	4,500	4,450
Light and Wonder International, Inc. 6.25% 10/1/2033 (f)	525	522
Limak Cimento Sanayi ve Ticaret A.S. 9.75% 7/25/2029	7,500	7,587
Lindblad Expeditions, LLC 7.00% 9/15/2030 (f)	405	419
Lithia Motors, Inc. 3.875% 6/1/2029 (f)	320	307
Lithia Motors, Inc. 5.50% 10/1/2030 (f)	225	222
Live Nation Entertainment, Inc. 4.75% 10/15/2027 (f)	820	819
Live Nation Entertainment, Inc. 3.75% 1/15/2028 (f)	375	368
Long Ridge Energy, LLC 8.75% 2/15/2032 (f)	115	121
LSEG US Fin Corp. 5.25% 3/23/2036 (f)	350	349
LYB International Finance III, LLC 5.125% 1/15/2031	1,163	1,161
LYB International Finance III, LLC 5.50% 3/1/2034	203	201
LYB International Finance III, LLC 6.15% 5/15/2035	1,537	1,576
LYB International Finance III, LLC 5.875% 1/15/2036	2,357	2,364
LYB International Finance III, LLC 3.375% 10/1/2040	195	143
LYB International Finance III, LLC 3.80% 10/1/2060	566	358
M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028) (a)	1,574	1,667
Magnetite XXII, Ltd., CLO, Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 4.923% 7/15/2036 (d)(e)(f)	3,695	3,697
Manappuram Finance, Ltd. 7.375% 5/12/2028	540	547
MAPS Trust, Series 2026-2A, Class A, 5.523% 6/15/2051 (e)(f)	2,465	2,467
Mars, Inc. 4.80% 3/1/2030 (f)	2,585	2,593
Mars, Inc. 5.20% 3/1/2035 (f)	7,526	7,558
Mars, Inc. 5.70% 5/1/2055 (f)	10,237	10,092
Marsh & McLennan Cos., Inc. 4.65% 3/15/2030	500	500
Marsh & McLennan Cos., Inc. 2.25% 11/15/2030	101	91
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	1,000	1,002
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	8,000	7,924
Marsh & McLennan Cos., Inc. 4.95% 3/15/2036	1,000	984
Marsh & McLennan Cos., Inc. 5.45% 3/15/2054	1,000	955
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	2,000	1,892
Mastercard, Inc. 4.60% 6/8/2031	2,200	2,197
Mastercard, Inc. 4.55% 1/15/2035	920	897
Mastercard, Inc. 5.00% 6/8/2036	3,350	3,340
Matador Resources Co. 6.25% 4/15/2033 (f)	300	299
Matador Resources Co. 6.00% 4/15/2034 (f)	180	176
Medline Borrower, LP 6.25% 4/1/2029 (f)	761	778
Medline Borrower, LP 5.25% 10/1/2029 (f)	445	443
Medline Borrower, LP 5.25% 6/15/2033 (f)	1,789	1,779
Meiji Yasuda Life Insurance Co. 5.80% 9/11/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.033% on 9/11/2034) (a)(f)	2,000	1,992
Meituan 3.05% 10/28/2030 (f)	315	292
Meituan 4.75% 11/5/2032 (f)	370	359
Meituan 5.125% 11/5/2035 (f)	400	386

26	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Meituan 5.125% 11/5/2035	USD400	$386
Melco Resorts Finance, Ltd. 5.625% 7/17/2027 (f)	2,607	2,603
Melco Resorts Finance, Ltd. 5.75% 7/21/2028 (b)	17,036	16,946
Meridian Arc Holdco, LLC 6.25% 4/30/2031 (f)	365	366
Meta Platforms, Inc. 5.50% 11/15/2045	1,802	1,673
Meta Platforms, Inc. 5.625% 11/15/2055	3,870	3,509
Meta Platforms, Inc. 5.75% 11/15/2065	1,853	1,666
MetLife, Inc. 5.30% 12/15/2034	500	510
MetLife, Inc. 5.00% 7/15/2052	230	208
Metropolitan Life Global Funding I 3.45% 12/18/2026 (f)	810	808
Metropolitan Life Global Funding I 1.875% 1/11/2027 (f)	1,500	1,482
Metropolitan Life Global Funding I 4.35% 1/12/2031 (f)	916	902
Metropolitan Life Global Funding I 5.05% 1/8/2034 (f)	500	503
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (a)(e)(f)	3,557	3,567
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (a)(e)(f)	802	799
MI Windows and Doors, LLC, Term Loan B3, First Lien, (3-month USD CME Term SOFR + 2.75%) 6.394% 3/28/2031 (d)(g)	175	173
Microchip Technology, Inc. 5.05% 3/15/2029	4,425	4,460
Microchip Technology, Inc. 5.05% 2/15/2030	765	768
Minejesa Capital BV 5.625% 8/10/2037	400	382
Minejesa Capital BV 5.625% 8/10/2037 (f)	300	287
Mineral Resources, Ltd. 9.25% 10/1/2028 (f)	722	746
Mineral Resources, Ltd. 8.50% 5/1/2030 (f)	100	103
Mineral Resources, Ltd. 6.00% 5/1/2032 (f)	175	173
Mineral Resources, Ltd. 6.25% 5/1/2034 (f)	175	172
Minerva Luxembourg SA 8.875% 9/13/2033	13,054	13,518
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027 (f)	10,209	10,133
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027	200	199
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (e)(f)	2,924	2,919
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (e)(f)	6,618	6,610
Mission Lane Credit Card Master Trust, Series 2025-B, Class D, 5.80% 9/15/2031 (e)(f)	2,500	2,467
Mission Lane Credit Card Master Trust, Series 2026-A, Class D, 6.27% 7/15/2032 (e)(f)	2,109	2,121
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032 (f)	197	195
Mitsubishi UFJ Financial Group, Inc. (USD-SOFR + 1.13%) 3.62% 9/12/2031 (d)	500	505
Mizuho Financial Group, Inc. 5.594% 7/10/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 7/10/2034) (a)	500	513
Mizuho Financial Group Inc. 5.337% 7/13/2037 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.97% on 7/13/2036) (a)	1,250	1,242
Mizuho Financial Group Inc. 5.824% 7/13/2047 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.97% on 7/13/2046) (a)	1,000	989
MMP Capital, Series 2025-A, Class B, 5.72% 12/15/2031 (e)(f)	1,243	1,249
Molina Healthcare, Inc. 4.375% 6/15/2028 (f)	490	482
Molina Healthcare, Inc. 6.25% 1/15/2033 (f)	200	200
Mondelez International, Inc. 4.50% 5/6/2030	1,884	1,874
Mondelez International, Inc. 5.125% 5/6/2035	2,590	2,598
Mongolia (State of) 6.625% 2/25/2030	800	824
Mongolia (State of) 5.95% 3/9/2032 (f)	780	783
Moog, Inc. 5.50% 10/15/2034 (f)	1,195	1,180
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (a)	2,890	2,921
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (a)	10,000	9,780
Morgan Stanley 4.493% 1/16/2032 (USD-SOFR + 0.95% on 1/16/2031) (a)	1,180	1,157
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (a)	3,936	3,813
Morocco (Kingdom of) 5.50% 12/11/2042	440	420
Motherson Global Investments BV 5.625% 7/11/2029 (f)	4,125	4,156
Motherson Global Investments BV 5.625% 7/11/2029	200	201
Mozambique (Republic of) 9.00% 9/15/2031	1,020	902
MPT Operating Partnership, LP 5.00% 10/15/2027	898	872
MPT Operating Partnership, LP 4.625% 8/1/2029	225	181
MPT Operating Partnership, LP 8.50% 2/15/2032 (f)	1,258	1,289
MTR Corp. CI, Ltd. 5.625% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 1.457% on 12/24/2035) (a)	700	723
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 7.628% 11/25/2053 (d)(e)(f)	1,283	1,321
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 6.378% 7/25/2054 (d)(e)(f)	3,975	4,019
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.028% 5/25/2055 (d)(e)(f)	2,243	2,276

Capital World Bond Fund	27

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M2, (30-day Average USD-SOFR + 3.10%) 6.728% 5/25/2055 (d)(e)(f)	USD2,011	$2,049
Murphy Oil Corp. 6.00% 10/1/2032	140	140
Murphy Oil USA, Inc. 5.875% 6/1/2034 (f)	390	391
Nabors Industries, Inc. 9.125% 1/31/2030 (f)	285	298
Nabors Industries, Inc. 8.875% 8/15/2031 (f)	155	159
Nabors Industries, Inc. 7.625% 11/15/2032 (f)	150	154
Navient Corp. 5.00% 3/15/2027	380	377
Navient Corp. 4.875% 3/15/2028	320	314
Navient Corp. 11.50% 3/15/2031	115	121
Navient Corp. 7.875% 6/15/2032	340	319
NCR Atleos Corp. 9.50% 4/1/2029 (f)	566	604
Netflix, Inc. 4.90% 8/15/2034	180	180
Netflix, Inc. 5.40% 8/15/2054	200	192
New Fortress Energy, Inc. 6.50% 9/30/2026 (f)(k)	150	26
New Fortress Energy, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 5.50%) 9.57% 10/30/2028 (d)(g)(k)	409	245
New York Life Global Funding 1.20% 8/7/2030 (f)	11,090	9,707
New York Life Global Funding 5.20% 6/3/2036 (f)	2,000	1,996
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (d)(e)(f)	3,099	2,872
Newell Brands, Inc. 8.50% 6/1/2028 (f)	90	94
Newell Brands, Inc. 6.375% 5/15/2030	175	177
Newell Brands, Inc. 6.625% 5/15/2032	110	111
Newell Brands, Inc. 7.375% 4/1/2036	395	401
Newell Brands, Inc. 7.50% 4/1/2046	150	140
Nexstar Media, Inc. 4.75% 11/1/2028 (f)	1,037	1,016
Nexstar Media, Inc. 6.50% 9/15/2033 (f)	1,517	1,518
Nexstar Media, Inc. 7.25% 4/15/2034 (f)	1,235	1,233
NFE Brazil Financing, Ltd. 12.00% PIK 5/15/2029 (f)(i)	2,016	1,833
NFE Financing, LLC 12.00% 11/15/2029 (f)(k)	5,407	1,914
Nickel Industries, Ltd. 9.00% 9/30/2030	21,853	22,434
Nickel Industries, Ltd. 9.00% 9/30/2030 (f)	8,479	8,705
Nigeria (Republic of) 8.375% 3/24/2029	750	790
Nigeria (Republic of) 10.375% 12/9/2034	1,040	1,238
Nigeria (Republic of) 8.25% 9/28/2051	670	685
Nippon Life Insurance Co. 6.50% 4/30/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.189% on 4/30/2035) (a)(f)	1,184	1,242
NiSource, Inc. 5.30% 5/18/2036	300	300
Nissan Motor Acceptance Co., LLC 2.45% 9/15/2028 (f)	500	464
Nissan Motor Co., Ltd. 7.50% 7/17/2030 (f)	650	670
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (f)	1,200	1,244
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (f)	1,210	1,282
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (e)(f)	2,045	2,048
NMEF Funding, LLC, Series 2026-A, Class A2, 4.09% 2/15/2034 (e)(f)	1,795	1,789
Noble Finance II, LLC 6.25% 6/15/2034 (f)	265	260
Nomura Holdings, Inc. 5.783% 7/3/2034	1,462	1,507
Norfolk Southern Corp. 4.45% 3/1/2033	707	693
Norfolk Southern Corp. 5.10% 5/1/2035	2,154	2,169
Norfolk Southern Corp. 5.35% 8/1/2054	1,732	1,636
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (f)	10	10
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (f)	1,030	1,024
Northern States Power Co. 5.05% 5/15/2035	275	276
Northern States Power Co. 4.85% 5/15/2036	4,130	4,062
NOVA Chemicals Corp. 5.25% 6/1/2027 (f)	300	300
NOVA Chemicals Corp. 9.00% 2/15/2030 (f)	575	603
NOVA Chemicals Corp. 7.00% 12/1/2031 (f)	230	242
Novartis Capital Corp. 4.90% 3/18/2036	509	506
Novartis Capital Corp. 5.60% 3/18/2046	44	44
Novartis Capital Corp. 5.70% 3/18/2056	160	163
NRG Energy, Inc. 5.875% 5/15/2034 (f)	600	597
NRG Energy, Inc. 6.125% 5/15/2036 (f)	350	350
NRZ Excess Spread Collateralized Notes, Series 2025-FHT1, Class A, 6.545% 3/25/2032 (a)(e)(f)	2,310	2,308
NuStar Logistics, LP 5.625% 4/28/2027	630	632
NVIDIA Corp. 4.50% 6/15/2031	1,500	1,495
NVIDIA Corp. 4.75% 6/15/2033	1,700	1,696
NVIDIA Corp. 4.95% 6/15/2036	800	793
NVIDIA Corp. 5.625% 6/15/2056	700	695
Oak-Eagle AcquireCo, Inc. 7.25% 7/1/2033 (f)	65	68

28	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Oak-Eagle AcquireCo, Inc. 8.75% 7/1/2034 (f)	USD75	$80
Occidental Petroleum Corp. 6.60% 3/15/2046	730	780
Occidental Petroleum Corp. 6.05% 10/1/2054	1,095	1,113
Oceaneering International, Inc. 6.875% 7/15/2034 (f)	475	483
OCP SA, 7.368% junior subordinated perpetual bonds, (5-year UST Yield Curve Rate T Note Constant Maturity + 2.965% on 7/22/2036) (a)(f)	1,400	1,396
Oleoducto Central SA 4.00% 7/14/2027	1,598	1,578
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (e)(f)	1,780	1,791
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (e)(f)	3,192	3,226
OneMain Finance Corp. 6.125% 5/15/2030	198	198
OneMain Finance Corp. 7.125% 9/15/2032	980	998
OneMain Finance Corp. 6.50% 3/15/2033	210	207
OneMain Finance Corp. 6.75% 9/15/2033	155	154
Onslow Bay Financial, LLC, Series 2026-R1, Class A1, 4.884% 1/25/2063 (d)(e)(f)	7,463	7,381
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (a)(e)(f)	3,277	3,287
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (a)(e)(f)	6,336	6,369
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (a)(e)(f)	10,824	10,866
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (a)(e)(f)	6,700	6,713
Ontario (Province of) 4.05% 4/16/2031	400	395
Opal Bidco SAS 6.50% 3/31/2032 (f)	335	342
Oracle Corp. 3.25% 11/15/2027	4	4
Oracle Corp. 4.45% 9/26/2030	3,350	3,235
Oracle Corp. 4.95% 2/4/2031	3,820	3,741
Oracle Corp. 5.35% 5/4/2033	2,761	2,683
Oracle Corp. 5.50% 8/3/2035	1,778	1,702
Oracle Corp. 5.20% 9/26/2035	4,650	4,355
Oracle Corp. 5.70% 2/4/2036	2,562	2,482
Oracle Corp. 6.00% 8/3/2055	4,050	3,451
Oracle Corp. 5.95% 9/26/2055	575	489
Oracle Corp. 6.70% 2/4/2056	327	308
Osaic Holdings, Inc., Term Loan B1, First Lien, (3-month USD CME Term SOFR + 2.50%) 6.232% 7/30/2032 (d)(g)	374	370
Osaic Holdings, Inc. 6.75% 8/1/2032 (f)	535	536
Osaic Holdings, Inc. 8.00% 8/1/2033 (f)	1,779	1,787
OWN Equipment Fund II, LLC, Series 2025-1M, Class C, 9.02% 9/26/2033 (e)(f)	429	444
OWN Equipment Fund III, Series 2025-2M, Class C, 8.77% 3/27/2034 (e)(f)	930	954
Pacific Gas and Electric Co. 3.00% 6/15/2028	7,820	7,570
Pacific Gas and Electric Co. 3.50% 8/1/2050	4,300	2,871
PacifiCorp 5.30% 2/15/2031	3,746	3,804
PacifiCorp 5.45% 4/15/2033	1,650	1,676
PacifiCorp 5.45% 2/15/2034	275	278
PacifiCorp 5.80% 4/15/2036	9,355	9,606
PacifiCorp 4.125% 1/15/2049	2,400	1,827
PacifiCorp 3.30% 3/15/2051	295	193
PacifiCorp 2.90% 6/15/2052	628	376
PacifiCorp 5.35% 12/1/2053	2,756	2,474
PacifiCorp 5.50% 5/15/2054	8,952	8,214
PacifiCorp 5.80% 1/15/2055	7,120	6,795
Pagaya AI Debt Selection Trust, Series 2026-R1, Class A, 4.714% 12/15/2033 (e)(f)	6,345	6,318
Panama (Republic of) 8.00% 3/1/2038	1,108	1,304
Par Petroleum, LLC 7.375% 6/1/2034 (f)	950	962
Parex Resources, Inc. 8.50% 5/11/2031 (f)	31,408	31,926
Park Intermediate Holdings, LLC 5.875% 10/1/2028 (f)	380	380
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (f)	670	656
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (f)	195	200
Parker-Hannifin Corp. 3.25% 6/14/2029	70	68
Party City Holdings, Inc. 0% 8/27/2030 (h)	179	4
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (e)(f)	2,350	2,357
Pebblebrook Hotel, LP 6.375% 10/15/2029 (f)	500	509
PECO Energy Co. 5.65% 9/15/2055	3,589	3,553
PennyMac Financial Services, Inc. 6.875% 5/15/2032 (f)	380	372
Peraton Corp., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.85%) 7.513% 2/1/2028 (d)(g)	696	630
Peraton Corp., Term Loan B1, Second Lien, (3-month USD CME Term SOFR + 7.85%) 11.516% 2/1/2029 (d)(g)	200	137
Performance Food Group, Inc. 4.25% 8/1/2029 (f)	500	486
Performance Food Group, Inc. 6.125% 9/15/2032 (f)	225	228
Permian Resources Operating, LLC 9.875% 7/15/2031 (f)	209	220
Permian Resources Operating, LLC 7.00% 1/15/2032 (f)	300	310
Permian Resources Operating, LLC 6.25% 2/1/2033 (f)	814	832
Perrigo Finance Unlimited Co. 6.125% 9/30/2032	140	134

Capital World Bond Fund	29

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Peru (Republic of) 8.75% 11/21/2033	USD830	$1,015
Peru (Republic of) 5.50% 3/30/2036	1,150	1,163
Peru (Republic of) 3.60% 1/15/2072	3,250	2,077
Petrobras Global Finance BV 5.125% 9/10/2030	975	959
Petroleos Mexicanos 8.75% 6/2/2029	330	353
Petroleos Mexicanos 6.84% 1/23/2030	158,665	163,058
Petroleos Mexicanos 5.95% 1/28/2031	800	791
Petroleos Mexicanos 6.75% 9/21/2047	26	22
Petroleos Mexicanos 7.69% 1/23/2050	610	569
Petroleos Mexicanos 6.95% 1/28/2060	209	176
PETRONAS Capital, Ltd. 4.95% 1/3/2031 (f)	1,945	1,969
PETRONAS Capital, Ltd. 5.34% 4/3/2035 (f)	2,450	2,512
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	9,577	9,488
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	3,436	3,239
PG&E Corp. 5.00% 7/1/2028	660	657
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (a)	1,220	1,244
Philip Morris International, Inc. 5.125% 2/13/2031	178	181
Philip Morris International, Inc. 4.75% 11/1/2031	456	458
Philip Morris International, Inc. 5.75% 11/17/2032	27,590	28,907
Philip Morris International, Inc. 5.375% 2/15/2033	9,669	9,928
Philip Morris International, Inc. 5.625% 9/7/2033	749	779
Philip Morris International, Inc. 5.25% 2/13/2034	749	762
Philip Morris International, Inc. 4.90% 11/1/2034	7,303	7,261
Philip Morris International, Inc. 4.625% 10/29/2035	709	683
Philip Morris International, Inc. 4.875% 4/29/2036	9,322	9,130
Philippines (Republic of) 6.375% 10/23/2034	2,320	2,504
Philippines (Republic of) 3.70% 3/1/2041	800	654
Pitney Bowes, Inc. 7.25% 3/15/2029 (f)	400	406
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (e)(f)	230	228
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (e)(f)	6,581	6,489
PLDT, Inc. 2.50% 1/23/2031	380	346
PLDT, Inc. 3.45% 6/23/2050	200	140
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (a)	4,055	4,478
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (a)	1,175	1,211
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (a)	3,582	3,674
Polaris Newco, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.262%) 7.925% 6/2/2028 (d)(g)	997	870
POSCO 4.875% 1/23/2027 (f)	2,260	2,264
POSCO 5.75% 1/17/2028 (f)	305	310
POSCO 4.50% 1/16/2031 (f)	200	196
POSCO 5.00% 1/16/2036 (f)	200	195
POSCO 5.00% 1/16/2036	200	195
POSCO Holdings, Inc. 5.75% 5/7/2035	400	410
Post Holdings, Inc. 4.625% 4/15/2030 (f)	1,135	1,097
Post Holdings, Inc. 6.25% 2/15/2032 (f)	1,433	1,456
Post Holdings, Inc. 6.25% 10/15/2034 (f)	275	270
Post Holdings, Inc. 6.50% 3/15/2036 (f)	435	430
Prestige Brands, Inc. 5.125% 1/15/2028 (f)	60	60
Prestige Brands, Inc. 3.75% 4/1/2031 (f)	800	736
Prestige Brands, Inc. 6.25% 7/15/2034 (f)	170	170
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (e)(f)	184	173
Progressive Corp. 4.60% 3/26/2031	97	97
Progressive Corp. 5.15% 3/26/2036	2,000	2,000
Prologis, LP 4.75% 6/15/2033	1,362	1,350
Prologis, LP 5.00% 3/15/2034	185	185
Prologis, LP 5.00% 1/31/2035	836	832
Prologis, LP 5.25% 6/15/2053	74	70
Prologis, LP 5.25% 3/15/2054	70	66
Prosus NV 3.832% 2/8/2051	4,467	2,986
Prosus NV 4.987% 1/19/2052	2,748	2,192
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(e)(f)	1,799	1,742
PT Freeport Indonesia 4.763% 4/14/2027	200	201
PT Freeport Indonesia 5.315% 4/14/2032	400	398
PT Freeport Indonesia 6.20% 4/14/2052	200	196
PT Krakatau Posco 6.375% 6/11/2027	200	201
PT Krakatau Posco 6.375% 6/11/2029	200	201
PTT PCL 4.50% 10/25/2042	200	177
PTTEP Treasury Center Co., Ltd. 2.587% 6/10/2027 (f)	230	226

30	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Public Service Electric and Gas Co. 5.625% 1/1/2056	USD2,569	$2,542
Quikrete Holdings, Inc. 6.375% 3/1/2032 (f)	115	117
Quikrete Holdings, Inc. 6.75% 3/1/2033 (f)	250	255
QXO Building Products, Inc. 6.50% 7/15/2031 (f)	190	194
QXO Building Products, Inc. 6.875% 7/15/2034 (f)	130	134
Radiology Partners, Inc. 9.78% PIK 2/15/2030 (f)(i)	1,463	1,454
Radiology Partners, Inc. 8.50% 7/15/2032 (f)	805	841
Raizen Fuels Finance SA 6.45% 3/5/2034	7,050	3,900
Raizen Fuels Finance SA 6.95% 3/5/2054 (f)	935	507
Range Resources Corp. 4.75% 2/15/2030 (f)	465	456
RD Michigan Property Owner I, LLC 7.50% 3/30/2045 (f)	4,320	4,308
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/2030	5,949	5,263
Reliance Industries, Ltd. 6.25% 10/19/2040	250	271
Reliance Industries, Ltd. 4.875% 2/10/2045	250	228
Reliance Industries, Ltd. 3.625% 1/12/2052	500	361
RHP Hotel Properties, LP 7.25% 7/15/2028 (f)	391	400
RHP Hotel Properties, LP 4.50% 2/15/2029 (f)	810	796
RHP Hotel Properties, LP 6.50% 6/15/2033 (f)	85	87
RHP Hotel Properties, LP 5.75% 3/15/2034 (f)	370	367
Rio Grande LNG, LLC 5.25% 6/30/2031 (f)	916	916
Rio Grande LNG, LLC 5.75% 6/30/2036 (f)	2,186	2,179
Rio Grande LNG, LLC 6.15% 6/30/2041 (f)	359	359
RLJ Lodging Trust, LP 3.75% 7/1/2026 (f)	40	40
RLJ Lodging Trust, LP 4.00% 9/15/2029 (f)	440	419
Roche Holdings, Inc. 4.592% 9/9/2034 (f)	2,500	2,453
Romania (Republic of) 7.625% 1/17/2053 (f)	346	380
Roper Technologies, Inc. 5.10% 9/15/2035	6,318	6,140
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030) (a)	6,050	6,125
Royal Bank of Canada 4.971% 5/2/2031 (USD-SOFR + 1.13% on 5/2/2030) (a)	4,083	4,113
Royal Bank of Canada 4.696% 8/6/2031 (USD-SOFR + 1.06% on 8/6/2030) (a)	5,402	5,379
Royal Caribbean Cruises, Ltd. 6.25% 3/15/2032 (f)	325	332
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (f)	450	456
RTX Corp. 5.75% 11/8/2026	1,000	1,004
RTX Corp. 3.125% 5/4/2027	250	247
RTX Corp. 1.90% 9/1/2031	722	631
RTX Corp. 6.10% 3/15/2034	1,478	1,586
RTX Corp. 3.03% 3/15/2052	500	323
RTX Corp. 5.375% 2/27/2053	1,000	958
RTX Corp. 6.40% 3/15/2054	602	661
Ryan Specialty, LLC 5.875% 8/1/2032 (f)	1,290	1,270
Saavi Energia SARL 8.875% 2/10/2035	8,986	9,842
Sally Holdings, LLC 6.75% 4/1/2032	560	572
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (a)(i)	32,631	32,824
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (a)(f)(i)	3,256	3,275
San Miguel Global Power Holdings Corp. 5.45% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.155% on 12/9/2026) (a)	24,210	24,117
San Miguel Global Power Holdings Corp. 8.75% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.732% on 9/12/2029) (a)	12,210	12,385
Sands China, Ltd. 5.40% 8/8/2028	21,920	22,092
Sands China, Ltd. 4.375% 6/18/2030	200	194
Sands China, Ltd. 3.25% 8/8/2031	1,000	910
Santander Holdings USA, Inc. 3.244% 10/5/2026	7,197	7,177
Saskatchewan (Province of) 3.25% 6/8/2027	1,073	1,064
Sasol Financing USA, LLC 4.375% 9/18/2026	12,500	12,478
Sasol Financing USA, LLC 8.75% 5/3/2029 (b)	1,016	1,065
Sats Treasury Pte., Ltd. 4.828% 1/23/2029	200	201
Saturn Oil & Gas, Inc. 9.625% 6/15/2029 (f)	465	485
Saudi Arabia (Kingdom of) 3.625% 3/4/2028	2,510	2,468
Saudi Arabia (Kingdom of) 4.875% 7/18/2033 (f)	595	592
Saudi Arabia (Kingdom of) 5.625% 1/13/2035 (f)	1,580	1,636
Saudi Arabia (Kingdom of) 4.875% 9/9/2035 (f)	3,095	3,047
Saudi Arabia (Kingdom of) 4.875% 1/12/2036 (f)	8,378	8,247
Saudi Arabian Oil Co. 4.375% 2/2/2031 (f)	2,313	2,263
Saudi Arabian Oil Co. 5.25% 7/17/2034 (f)	1,695	1,708
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (e)(f)	9,743	9,835
Schlumberger Investment SA 4.55% 5/7/2031	2,159	2,147
Schlumberger Investment SA 5.15% 5/7/2036	3,625	3,610
Science Applications International Corp. 5.875% 11/1/2033 (f)	215	212

Capital World Bond Fund	31

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Scientific Games Holdings, LP 6.625% 3/1/2030 (f)	USD260	$222
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (f)	360	355
SCIH Salt Holdings, Inc. 6.625% 5/1/2029 (f)	1,110	1,101
SE Cosmos, LLC 8.875% 5/1/2031 (f)	985	1,013
Seadrill Finance, Ltd. 8.375% 8/1/2030 (f)	550	577
Seadrill Finance, Ltd. 6.75% 7/15/2034 (f)	410	396
Securitized Term Auto Receivables Trust, Series 2026-A, Class D, 4.873% 3/25/2033 (e)(f)	224	222
Senegal (Republic of) 6.25% 5/23/2033	570	305
Sensata Technologies BV 4.00% 4/15/2029 (f)	620	603
Sensata Technologies, Inc. 3.75% 2/15/2031 (f)	160	150
Serbia (Republic of) 6.25% 5/26/2028 (f)	1,962	2,002
Serbia (Republic of) 6.50% 9/26/2033 (f)	1,378	1,457
Service Corp. International 5.75% 10/15/2032	695	699
Service Properties Trust 0% 9/30/2027 (f)	210	195
Service Properties Trust 3.95% 1/15/2028	310	302
Service Properties Trust 4.95% 10/1/2029	517	487
Service Properties Trust 4.375% 2/15/2030	1,176	1,067
Service Properties Trust 8.625% 11/15/2031 (f)	1,569	1,654
Service Properties Trust 8.875% 6/15/2032	150	155
Shell Finance US, Inc. 3.00% 11/26/2051 (f)	1,500	976
Sherwin-Williams Co. 4.50% 8/15/2030	4,000	3,969
Sherwin-Williams Co. 5.15% 8/15/2035	1,569	1,575
Siemens Funding BV 5.80% 5/28/2055 (f)	1,752	1,814
Simon Property Group, LP 5.125% 10/1/2035	3,452	3,460
Sirius XM Radio, LLC 5.00% 8/1/2027 (f)	166	166
Sirius XM Radio, LLC 4.00% 7/15/2028 (f)	1,000	974
Sirius XM Radio, LLC 4.125% 7/1/2030 (f)	1,494	1,407
Sirius XM Radio, LLC 3.875% 9/1/2031 (f)	2,106	1,914
Sirius XM Radio, LLC 5.875% 4/15/2032 (f)	400	396
Six Flags Entertainment Corp. 8.625% 1/15/2032 (f)	720	742
SK hynix, Inc. 2.375% 1/19/2031 (f)	294	266
SK hynix, Inc. 6.50% 1/17/2033	400	434
SM Energy Co. 8.625% 11/1/2030 (f)	55	58
SM Energy Co. 8.75% 7/1/2031 (f)	1,015	1,061
SM Energy Co. 9.625% 6/15/2033 (f)	95	104
SM Energy Co. 6.625% 4/15/2034 (f)	260	256
Snap, Inc. 6.875% 3/1/2033 (f)	750	731
Solaris Oilfield Infrastructure, LLC 6.375% 5/15/2031 (f)	750	759
Solstice Advanced Materials, Inc. 5.625% 9/30/2033 (f)	445	442
Sonic Automotive, Inc. 4.625% 11/15/2029 (f)	400	393
Sonic Automotive, Inc. 4.875% 11/15/2031 (f)	880	847
South Africa (Republic of) 4.30% 10/12/2028	594	587
South Africa (Republic of) 5.875% 6/22/2030	1,120	1,147
South Africa (Republic of), Series 30Y, 5.375% 7/24/2044	800	679
South Africa (Republic of) 7.25% 12/11/2055 (f)	290	290
Southern California Edison Co. 2.95% 2/1/2051	3,986	2,408
Southern California Edison Co. 3.45% 2/1/2052	6,047	3,997
Southern California Edison Co. 5.75% 4/15/2054	2,000	1,863
Southwestern Electric Power Co. 3.25% 11/1/2051	675	444
Space Exploration Technologies Corp. 5.35% 7/15/2031 (f)	428	427
Space Exploration Technologies Corp. 5.65% 7/15/2033 (f)	618	614
Space Exploration Technologies Corp. 5.875% 7/15/2036 (f)	2,500	2,468
Space Exploration Technologies Corp. 6.60% 7/15/2046 (f)	750	730
Space Exploration Technologies Corp. 6.65% 7/15/2056 (f)	750	724
Standard Chartered PLC 5.545% 1/21/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.05% on 1/21/2028) (a)(f)	1,500	1,518
Standard Chartered PLC 5.244% 5/13/2031 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 5/13/2030) (a)(f)	10,040	10,157
Standard Chartered PLC 4.866% 3/15/2033 (5-year USD-ICE Swap + 1.97% on 3/15/2028) (a)(f)	3,500	3,485
Standard Chartered PLC 4.866% 3/15/2033 (5-year USD-ICE Swap + 1.97% on 3/15/2028) (a)	1,200	1,195
Standard Chartered PLC 5.905% 5/14/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 5/14/2034) (a)(f)	6,796	7,001
Standard Chartered PLC 3.265% 2/18/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 2/18/2031) (a)(f)	957	879
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.076% 2/17/2042 (d)(e)(f)	1,334	1,336
Starwood Property Trust, Inc. 5.25% 10/15/2028 (f)	625	623
Starwood Property Trust, Inc. 5.875% 8/15/2029 (f)	270	271

32	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
State Street Corp. 5.146% 2/28/2036 (USD-SOFR + 1.217% on 2/28/2035) (a)	USD2,124	$2,129
Station Casinos, LLC 6.625% 3/15/2032 (f)	205	208
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 4.673% 7/15/2032 (d)(e)(f)	2,504	2,503
Stellantis Financial Services US Corp. 5.40% 6/15/2029 (f)	1,173	1,169
Stellantis Financial Services US Corp. 5.80% 6/15/2031 (f)	1,700	1,681
Stonebriar ABF Issuer, LLC 7.00% 8/15/2031 (f)	310	310
Stryker Corp. 4.85% 2/10/2030	3,191	3,216
Stryker Corp. 5.20% 2/10/2035	2,000	2,022
Sumisho Air Lease Corp. 4.50% 3/24/2029 (f)	4,680	4,641
Sumisho Air Lease Corp. 4.85% 3/24/2031 (f)	5,495	5,439
Sumisho Air Lease Corp. 5.50% 3/24/2036 (f)	985	982
Sumitomo Mitsui Financial Group, Inc. 4.494% 1/15/2032 (USD-SOFR + 1.02% on 1/15/2031) (a)	1,828	1,795
Sumitomo Mitsui Financial Group, Inc., 5.138% 7/7/2034 (USD-SOFR + 1.05% on 7/7/2033) (a)	2,000	1,994
Sumitomo Mitsui Financial Group, Inc. 5.296% 7/7/2037 (USD-SOFR + 1.29% on 7/7/2036) (a)	3,000	2,984
Sumitomo Mitsui Financial Group, Inc. 5.754% 7/7/2047 (USD-SOFR + 1.53% on 7/7/2046) (a)	2,000	1,982
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031 (f)	235	211
Summit Midstream Holdings, LLC 8.625% 10/31/2029 (f)	370	386
Sunoco, LP 7.00% 5/1/2029 (f)	195	200
Sunoco, LP 4.50% 5/15/2029	2,425	2,372
Sunoco, LP 4.50% 4/30/2030	160	156
Sunoco, LP 5.625% 3/15/2031 (f)	140	139
Sunoco, LP 5.375% 7/15/2031 (f)	205	202
Sunoco, LP 6.25% 7/1/2033 (f)	275	278
Sunoco, LP 5.875% 3/15/2034 (f)	145	143
Sunoco, LP 5.625% 7/15/2034 (f)	55	54
Sunoco, LP 7.875% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.23% on 9/18/2030) (a)(f)	405	421
Surgery Center Holdings, Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 2.50%) 6.144% 12/19/2030 (d)(g)	88	88
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (f)	960	973
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.068% 2/15/2042 (d)(e)(f)	41,079	40,877
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029) (a)(f)	1,400	1,398
Synergy Infrastructure Holdings, LLC 7.00% 7/15/2034 (f)	475	482
Synopsys, Inc. 4.85% 4/1/2030	5,000	5,010
Synopsys, Inc. 5.00% 4/1/2032	3,050	3,056
Synopsys, Inc. 5.15% 4/1/2035	9,140	9,092
Synopsys, Inc. 5.70% 4/1/2055	4,741	4,602
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	4,510	4,502
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	327	330
Talen Energy Supply, LLC, Term Loan B, First Lien, (1-month USD CME Term SOFR + 2.50%) 5.387% 11/25/2032 (d)(g)	418	416
Talen Energy Supply, LLC 6.125% 5/1/2031 (b)	1,055	1,055
Talen Energy Supply, LLC 6.375% 5/1/2033 (b)	1,635	1,634
Talos Production, Inc. 9.00% 2/1/2029 (f)	850	886
Talos Production, Inc. 9.375% 2/1/2031 (f)	620	652
Tencent Holdings, Ltd. 3.975% 4/11/2029	250	248
Tencent Holdings, Ltd. 2.39% 6/3/2030 (f)	300	278
Tencent Holdings, Ltd. 3.68% 4/22/2041	300	252
Tencent Holdings, Ltd. 3.84% 4/22/2051	300	229
Tenet Healthcare Corp. 5.125% 11/1/2027	330	330
Tenet Healthcare Corp. 6.75% 5/15/2031	720	738
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	6,700	6,670
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	200	208
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	200	205
Texas Combined Tirz I, LLC 0% 12/7/2062 (f)(h)	95	95
TGS ASA 8.50% 1/15/2030 (f)	435	457
Thermo Fisher Scientific, Inc. (The) 4.902% 2/12/2036	858	848
Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040	6,432	6,186
TNB Global Ventures Capital Bhd 3.244% 10/19/2026	500	498
TopBuild Corp. 5.625% 1/31/2034 (f)	205	208
TotalEnergies Capital International SA 2.829% 1/10/2030	3,500	3,305
TotalEnergies Capital USA, LLC 4.248% 1/13/2031	1,278	1,257
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 4.972% 7/25/2065 (d)(e)(f)	806	806
TransDigm, Inc. 4.625% 1/15/2029	260	256
TransDigm, Inc. 6.375% 3/1/2029 (f)	300	305

Capital World Bond Fund	33

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
TransDigm, Inc. 4.875% 5/1/2029	USD500	$493
TransDigm, Inc. 6.875% 12/15/2030 (f)	135	139
TransDigm, Inc. 6.625% 3/1/2032 (f)	275	282
TransDigm, Inc. 6.375% 5/31/2033 (f)	630	636
TransDigm, Inc. 6.25% 1/31/2034 (f)	535	546
TransDigm, Inc. 6.75% 1/31/2034 (f)	755	775
TransDigm, Inc. 6.125% 7/31/2034 (f)	1,709	1,709
Transocean Aquila, Ltd. 8.00% 9/30/2028 (f)	46	47
Transocean International, Ltd. 8.25% 5/15/2029 (f)	185	191
Transocean International, Ltd. 8.75% 2/15/2030 (f)	259	269
Transocean International, Ltd. 8.50% 5/15/2031 (f)	415	431
Transocean International, Ltd. 7.875% 10/15/2032 (f)	185	193
Transocean International, Ltd. 6.80% 3/15/2038	625	580
Travel + Leisure Co. 6.25% 6/1/2031 (f)	1,275	1,284
TreeHouse Foods, Inc., Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.25%) 7.894% 2/11/2033 (d)(g)	660	663
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (f)(h)(k)	600	570
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040 (e)(f)	1,467	1,452
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040 (e)(f)	317	313
Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30% 11/17/2041 (e)(f)	3,168	3,096
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (a)	1,484	1,498
Turkcell Iletisim Hizmetleri AS 7.45% 1/24/2030	3,000	3,081
Turkcell Iletisim Hizmetleri AS 7.65% 1/24/2032	525	543
Turkey (Republic of), Series 30Y, 6.00% 1/14/2041	2,240	1,987
Tyco Electronics Group SA 4.50% 2/9/2031	1,000	994
Tyco Electronics Group SA 4.875% 2/9/2036	2,000	1,960
U.S. Bank NA, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (e)(f)	2,331	2,332
U.S. Bank NA, Series 2025-SUP2, Class B1, 4.818% 9/25/2032 (e)(f)	443	441
U.S. Bank NA, Series 2026-RVM1, Class C, 5.595% 12/25/2046 (e)(f)	1,523	1,511
U.S. Bank NA, Series 2026-RVM1, Class C, 7.056% 12/25/2046 (e)(f)	4,069	4,058
U.S. Treasury 4.375% 7/31/2026	1,900	1,901
U.S. Treasury 1.125% 10/31/2026	1,550	1,536
U.S. Treasury 4.125% 10/31/2026	19,900	19,912
U.S. Treasury 2.00% 11/15/2026	1,500	1,489
U.S. Treasury 1.625% 11/30/2026	25	25
U.S. Treasury 4.25% 12/31/2026	3,000	3,004
U.S. Treasury 4.00% 1/15/2027	22	22
U.S. Treasury 2.25% 2/15/2027	250	247
U.S. Treasury 2.50% 3/31/2027	3,853	3,810
U.S. Treasury 2.625% 5/31/2027	2,170	2,141
U.S. Treasury 4.375% 7/15/2027	1,096	1,099
U.S. Treasury 2.75% 7/31/2027	1,947	1,919
U.S. Treasury 3.625% 8/31/2027 (l)	137,660	136,861
U.S. Treasury 3.50% 9/30/2027	4,527	4,492
U.S. Treasury 4.125% 9/30/2027	14,282	14,279
U.S. Treasury 3.875% 11/30/2027	5,250	5,230
U.S. Treasury 4.00% 12/15/2027	22,000	21,950
U.S. Treasury 3.375% 12/31/2027	11,694	11,560
U.S. Treasury 2.75% 2/15/2028	310	303
U.S. Treasury 1.125% 2/29/2028	15,937	15,166
U.S. Treasury 4.00% 2/29/2028	3,685	3,676
U.S. Treasury 1.25% 3/31/2028	1,244	1,183
U.S. Treasury 3.625% 3/31/2028	— (j)	— (j)
U.S. Treasury 1.25% 5/31/2028	1,715	1,624
U.S. Treasury 3.625% 5/31/2028	350	347
U.S. Treasury 4.00% 6/30/2028	4,700	4,686
U.S. Treasury 4.125% 6/30/2028	90	90
U.S. Treasury 2.875% 8/15/2028	1,030	1,003
U.S. Treasury 4.375% 8/31/2028	7,970	8,004
U.S. Treasury 1.25% 9/30/2028	3,000	2,814
U.S. Treasury 3.50% 11/15/2028	410	404
U.S. Treasury 3.50% 12/15/2028	410	404
U.S. Treasury 4.25% 2/28/2029	12,000	12,026
U.S. Treasury 4.625% 4/30/2029	48,512	49,105
U.S. Treasury 4.50% 5/31/2029	1,450	1,463
U.S. Treasury 3.25% 6/30/2029	1,700	1,657
U.S. Treasury 4.25% 6/30/2029	424	425
U.S. Treasury 3.625% 8/31/2029	12,000	11,810
U.S. Treasury 4.125% 10/31/2029	18,228	18,202

34	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
U.S. Treasury 4.125% 11/30/2029	USD5,919	$5,910
U.S. Treasury 3.875% 12/31/2029	2,000	1,980
U.S. Treasury 1.50% 2/15/2030	240	219
U.S. Treasury 3.875% 4/30/2030	1,144	1,132
U.S. Treasury 0.625% 5/15/2030	27,634	24,148
U.S. Treasury 3.75% 5/31/2030	11,114	10,939
U.S. Treasury 3.875% 6/30/2030 (l)	161,690	159,827
U.S. Treasury 0.625% 8/15/2030	20	17
U.S. Treasury 3.625% 8/31/2030	10,002	9,786
U.S. Treasury 3.625% 9/30/2030	1,752	1,713
U.S. Treasury 4.625% 9/30/2030	2,880	2,927
U.S. Treasury 3.50% 11/30/2030	10,505	10,210
U.S. Treasury 4.375% 11/30/2030	7,800	7,854
U.S. Treasury 3.625% 12/31/2030	16,150	15,770
U.S. Treasury 4.25% 2/28/2031	1,900	1,904
U.S. Treasury 4.125% 3/31/2031	1,900	1,893
U.S. Treasury 1.625% 5/15/2031	2,810	2,493
U.S. Treasury 4.125% 6/30/2031	3,557	3,544
U.S. Treasury 4.125% 10/31/2031	768	765
U.S. Treasury 1.375% 11/15/2031	2,800	2,418
U.S. Treasury 4.125% 11/30/2031	2,270	2,258
U.S. Treasury 2.875% 5/15/2032	4,279	3,973
U.S. Treasury 4.00% 7/31/2032	2,305	2,272
U.S. Treasury 3.75% 11/30/2032	376	364
U.S. Treasury 4.25% 3/31/2033	12,000	11,964
U.S. Treasury 3.875% 8/15/2033	38,198	37,149
U.S. Treasury 4.50% 11/15/2033	1,053	1,064
U.S. Treasury 4.375% 5/15/2034	32,438	32,454
U.S. Treasury 3.875% 8/15/2034	3,370	3,255
U.S. Treasury 4.25% 11/15/2034 (l)	11,185	11,076
U.S. Treasury 4.25% 8/15/2035	1,070	1,057
U.S. Treasury 4.00% 11/15/2035	6,220	6,017
U.S. Treasury 4.125% 2/15/2036	1,000	976
U.S. Treasury 4.375% 5/15/2036	7,118	7,080
U.S. Treasury 4.50% 8/15/2039	2,270	2,239
U.S. Treasury 4.375% 11/15/2039	1,000	972
U.S. Treasury 4.625% 2/15/2040	250	249
U.S. Treasury 1.125% 8/15/2040	2,473	1,550
U.S. Treasury 1.875% 2/15/2041	11,036	7,660
U.S. Treasury 2.25% 5/15/2041	7,922	5,777
U.S. Treasury 1.75% 8/15/2041	5,393	3,616
U.S. Treasury 2.00% 11/15/2041	669	463
U.S. Treasury 3.125% 11/15/2041	100	82
U.S. Treasury 2.375% 2/15/2042	1,804	1,316
U.S. Treasury 3.25% 5/15/2042	4,937	4,066
U.S. Treasury 2.75% 8/15/2042	100	76
U.S. Treasury 2.75% 11/15/2042	1,481	1,125
U.S. Treasury 4.00% 11/15/2042	245	221
U.S. Treasury 3.875% 2/15/2043	160	142
U.S. Treasury 2.875% 5/15/2043	3,120	2,395
U.S. Treasury 3.875% 5/15/2043 (l)	11,170	9,876
U.S. Treasury 4.375% 8/15/2043	111	104
U.S. Treasury 4.75% 11/15/2043	670	659
U.S. Treasury 4.50% 2/15/2044	2,499	2,380
U.S. Treasury 3.375% 5/15/2044	1,550	1,265
U.S. Treasury 2.50% 2/15/2045	3,150	2,209
U.S. Treasury 4.75% 2/15/2045	567	555
U.S. Treasury 3.00% 5/15/2045	30	23
U.S. Treasury 4.875% 8/15/2045	359	357
U.S. Treasury 4.625% 11/15/2045	180	173
U.S. Treasury 2.50% 2/15/2046	2,510	1,731
U.S. Treasury 2.25% 8/15/2046	1,400	913
U.S. Treasury 2.75% 8/15/2047	3,455	2,444
U.S. Treasury 3.00% 2/15/2048	673	495
U.S. Treasury 3.125% 5/15/2048	800	601
U.S. Treasury 3.00% 8/15/2048	896	657
U.S. Treasury 2.25% 8/15/2049	256	159
U.S. Treasury 2.375% 11/15/2049	258	164

Capital World Bond Fund	35

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
U.S. Treasury 2.00% 2/15/2050 (l)	USD20,560	$11,986
U.S. Treasury 1.25% 5/15/2050 (l)	12,110	5,764
U.S. Treasury 1.375% 8/15/2050	1,835	900
U.S. Treasury 1.875% 2/15/2051	1,762	979
U.S. Treasury 2.375% 5/15/2051	2,239	1,401
U.S. Treasury 2.00% 8/15/2051 (l)	34,600	19,708
U.S. Treasury 1.875% 11/15/2051	2,099	1,154
U.S. Treasury 2.25% 2/15/2052	45,870	27,626
U.S. Treasury 2.875% 5/15/2052	3,157	2,185
U.S. Treasury 3.00% 8/15/2052	1,843	1,307
U.S. Treasury 4.00% 11/15/2052	5,991	5,126
U.S. Treasury 3.625% 2/15/2053	383	307
U.S. Treasury 3.625% 5/15/2053	5,547	4,434
U.S. Treasury 4.125% 8/15/2053	300	262
U.S. Treasury 4.75% 11/15/2053	2,087	2,019
U.S. Treasury 4.25% 2/15/2054	3,025	2,700
U.S. Treasury 4.625% 5/15/2054	24,131	22,921
U.S. Treasury 4.25% 8/15/2054	626	559
U.S. Treasury 4.50% 11/15/2054	222	207
U.S. Treasury 4.75% 5/15/2055 (l)	12,111	11,751
U.S. Treasury 4.75% 8/15/2055	90	87
U.S. Treasury 4.625% 11/15/2055	9,162	8,717
U.S. Treasury 4.75% 2/15/2056 (m)	8,314	8,076
U.S. Treasury 5.00% 5/15/2056	342	346
U.S. Treasury Inflation-Protected Security 1.25% 4/15/2031 (c)	7,472	7,243
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (c)	18,747	9,928
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (c)(l)	22,136	19,359
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (c)(l)	66,951	61,694
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2056 (c)(l)	79,753	73,580
Uber Technologies, Inc. 4.50% 8/15/2029 (f)	1,025	1,018
UKG, Inc. 6.875% 2/1/2031 (f)	307	298
UniCredit SpA 5.459% 6/30/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.75% on 6/30/2030) (a)(f)	16,050	16,141
Uniform Mortgage-Backed Security 2.00% 7/1/2056 (e)(n)	15,237	12,171
Uniform Mortgage-Backed Security 2.50% 7/1/2056 (e)(n)	3,708	3,099
Uniform Mortgage-Backed Security 4.00% 7/1/2056 (e)(n)	2,002	1,871
Uniform Mortgage-Backed Security 4.50% 7/1/2056 (e)(n)	74,899	71,763
Uniform Mortgage-Backed Security 5.00% 7/1/2056 (e)(n)	73,870	72,594
Uniform Mortgage-Backed Security 5.50% 7/1/2056 (e)(n)	2,858	2,868
Uniform Mortgage-Backed Security 6.00% 7/1/2056 (e)(n)	414	423
Uniform Mortgage-Backed Security 6.50% 7/1/2056 (e)(n)	3,465	3,585
Uniform Mortgage-Backed Security 2.00% 8/1/2056 (e)(n)	66,542	53,130
Uniform Mortgage-Backed Security 2.50% 8/1/2056 (e)(n)	3,541	2,958
Uniform Mortgage-Backed Security 5.00% 8/1/2056 (e)(n)	32,370	31,773
Uniform Mortgage-Backed Security 5.50% 8/1/2056 (e)(n)	1,983	1,986
Uniform Mortgage-Backed Security 6.00% 8/1/2056 (e)(n)	5,189	5,288
Uniform Mortgage-Backed Security 7.00% 8/1/2056 (e)(n)	196	206
Union Electric Co. 4.80% 3/15/2036	4,394	4,277
Union Electric Co. 5.75% 9/15/2056	3,403	3,397
Union Pacific Corp. 5.10% 2/20/2035	4,762	4,832
Union Pacific Corp. 4.30% 3/1/2049	1,550	1,286
Unisys Corp. 10.625% 1/15/2031 (f)	256	241
United Airlines Holdings, Inc. 5.375% 3/1/2031	80	80
United Mexican States 5.375% 3/22/2033	6,160	6,040
United Mexican States 4.875% 5/19/2033	210	200
United Mexican States 6.00% 5/7/2036	420	420
United Mexican States 6.25% 8/27/2037	7,910	7,920
United Mexican States 6.625% 1/29/2038	640	657
United Mexican States 6.125% 2/9/2038	13,365	13,128
United Mexican States 6.338% 5/4/2053	3,120	2,930
United Mexican States 6.40% 5/7/2054	910	860
United Mexican States 7.375% 5/13/2055	1,110	1,179
United Mexican States 3.771% 5/24/2061	1,300	783
United Mexican States 3.75% 4/19/2071	1,260	727
United Natural Foods, Inc., Term Loan, (1-month USD CME Term SOFR + 4.00%) 7.644% 5/1/2031 (d)(g)	593	599
United Rentals (North America), Inc. 3.875% 2/15/2031	1,090	1,031
United Rentals (North America), Inc. 6.125% 3/15/2034 (f)	100	103
UnitedHealth Group, Inc. 5.15% 7/15/2034	1,917	1,935

36	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
UnitedHealth Group, Inc. 5.30% 6/15/2035	USD6,950	$7,081
UnitedHealth Group, Inc. 5.625% 7/15/2054	3,718	3,638
UnitedHealth Group, Inc. 5.95% 6/15/2055	3,725	3,841
Universal Entertainment Corp. 9.875% 8/1/2029 (f)	400	387
Univision Communications, Inc. 4.50% 5/1/2029 (f)	1,550	1,481
Univision Communications, Inc. 7.375% 6/30/2030 (f)	160	161
Univision Communications, Inc. 9.375% 8/1/2032 (f)	525	534
US Foods, Inc. 4.625% 6/1/2030 (f)	585	572
USA Compression Partners, LP 6.25% 10/1/2033 (f)	150	149
USI, Inc. 7.50% 1/15/2032 (f)	200	202
Vail Resorts, Inc. 5.625% 7/15/2030 (f)	200	200
Vail Resorts, Inc. 6.50% 5/15/2032 (f)	325	331
Vale Overseas, Ltd. 3.75% 7/8/2030	5	5
Vale Overseas, Ltd. 6.40% 6/28/2054	1,151	1,176
Vale Overseas, Ltd. 6.00% 2/25/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.431% on 2/25/2031) (a)(f)	1,240	1,242
Valvoline, Inc. 3.625% 6/15/2031 (f)	758	700
Varanasi Aurangabad Nh-2 Tollway Private, Ltd. 5.90% 2/28/2034 (f)	199	203
Venator Material, LLC, Term Loan, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 7/16/2026 (d)(g)(h)(i)	93	80
Venator Material, LLC, Term Loan B, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 7/16/2026 (d)(g)(h)(i)	95	81
Venator Material, LLC, Term Loan, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 10/12/2028 (d)(g)(h)(i)(k)	200	— (j)
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (f)	310	296
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (f)	189	194
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (f)	685	643
Venture Global Calcasieu Pass, LLC 6.00% 5/1/2036 (f)	645	652
Venture Global LNG, Inc. 9.50% 2/1/2029 (f)	500	538
Venture Global LNG, Inc. 7.00% 1/15/2030 (f)	300	306
Venture Global LNG, Inc. 8.375% 6/1/2031 (f)	295	307
Venture Global LNG, Inc. 9.875% 2/1/2032 (f)	704	752
Venture Global LNG, Inc. 9.00% junior subordinated perpetual preferred bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.44% on 9/30/2029) (a)(f)	700	684
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (f)	200	205
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (f)	150	165
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (f)	1,000	1,042
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (f)	130	135
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (f)	150	168
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (f)	555	589
Verizon Communications, Inc. 5.25% 4/2/2035	764	764
Verizon Communications, Inc. 5.00% 1/15/2036	1,100	1,073
Verizon Communications, Inc. 3.55% 3/22/2051	794	552
Verizon Communications, Inc. 5.875% 11/30/2055	754	732
Versant Media Group, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.50%) 7.232% 1/30/2031 (d)(g)	175	176
Versant Media Group, Inc. 7.25% 1/30/2031 (f)	735	761
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (a)(e)(f)	2,823	2,840
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (d)(e)(f)	3,936	3,943
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (a)(e)(f)	1,075	1,071
Verus Securitization Trust, Series 2026-2, Class A1, 4.59% 2/25/2071 (d)(e)(f)	12,631	12,466
Viasat, Inc. 5.625% 4/15/2027 (f)	630	631
Viasat, Inc. 6.50% 7/15/2028 (f)	1,350	1,348
Viasat, Inc., Term Loan, First Lien, (3-month USD CME Term SOFR + 4.614%) 8.258% 3/2/2029 (d)(g)	257	259
Viasat, Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 4.614%) 8.258% 5/30/2030 (d)(g)	74	75
Viasat, Inc. 7.50% 5/30/2031 (f)	800	809
VICI Properties, LP 4.75% 2/15/2028	581	581
Visa, Inc. 4.70% 2/12/2036	7,150	7,079
Vistra Operations Co., LLC 4.375% 5/1/2029 (f)	130	128
Voyager Parent, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.25%) 7.982% 7/1/2032 (d)(g)	660	661
Voyager Parent, LLC 9.25% 7/1/2032 (f)	1,306	1,382
Walt Disney Co. (The) 4.00% 3/14/2031	2,250	2,199
Walt Disney Co. (The) 4.625% 3/14/2036	1,220	1,184
Walt Disney Co. (The) 3.60% 1/13/2051	2,680	1,959
Warrior Met Coal, Inc. 7.875% 12/1/2028 (f)	152	154
Weatherford International, Ltd. 8.625% 4/30/2030 (f)	226	230
Weatherford International, Ltd. 6.75% 10/15/2033 (f)	705	720
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052) (a)	1,283	1,079

Capital World Bond Fund	37

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
WESCO Distribution, Inc. 5.25% 4/15/2031 (f)	USD280	$278
WESCO Distribution, Inc. 6.375% 3/15/2033 (f)	1,035	1,063
WESCO Distribution, Inc. 5.50% 4/15/2034 (f)	440	436
Westpac Banking Corp. 2.963% 11/16/2040	400	297
Whirlpool Corp. 7.50% 7/1/2031 (f)	125	127
Whirlpool Corp. 7.875% 7/1/2034 (f)	330	332
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (e)(f)	410	411
WMG Acquisition Corp. 3.75% 12/1/2029 (f)	153	147
WMG Acquisition Corp. 3.875% 7/15/2030 (f)	1,010	958
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (b)(i)	340	377
WULF Compute, LLC 7.75% 10/15/2030 (f)	170	179
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028 (f)	830	818
Wyndham Hotels & Resorts, Inc. 5.625% 3/1/2033 (f)	627	619
Wynn Macau, Ltd. 6.75% 2/15/2034 (f)	5,945	5,910
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (f)	657	695
Xiaomi Best Time International, Ltd. 4.10% 7/14/2051	200	155
Yinson Boronia Production BV 8.947% 7/31/2042	16,340	17,983
		5,072,118
Total bonds, notes & other debt instruments (cost: $9,484,221,000)		9,128,360
Convertible bonds & notes 0.07%
U.S. dollars 0.07%
Alnylam Pharmaceuticals, Inc., convertible notes, 1.00% 9/15/2027	175	211
CenterPoint Energy, Inc., convertible notes, 3.00% 8/1/2028 (f)	362	385
Corweave, Inc., convertible notes, 1.75% 10/1/2032 (f)	499	551
Digital Realty Trust, LP, convertible notes, 1.875% 11/15/2029 (f)	251	270
EchoStar Corp., convertible notes, 3.875% Cash 11/30/2030 (i)	328	1,025
Halozyme Therapeutics, Inc., convertible notes, 1.00% 8/15/2028	236	345
Jazz Investments, convertible notes, 3.125% 9/15/2030	200	341
Live Nation Entertainment, Inc., convertible notes, 2.875% 1/15/2030	243	291
Lumentum Holdings, Inc., convertible notes, 0.375% 3/15/2032 (f)	49	226
Marriott Vacations Worldwide Corp., convertible notes, 3.25% 12/15/2027	236	232
Seagate HDD Cayman, convertible notes, 3.50% 6/1/2028	22	257
Terawulf, Inc., convertible notes, 1.00% 9/1/2031 (f)	233	499
Uber Technologies, Inc., convertible notes, 0.875% 12/1/2028	232	278
Viavi Solutions, Inc., convertible notes, 0.625% 3/1/2031 (f)	62	221
Welltower OP, LLC, convertible notes, 2.75% 5/15/2028 (f)	186	440
Western Digital Corp., convertible notes, 3.00% 11/15/2028	56	943
Total convertible bonds & notes (cost: $4,779,000)		6,515
Convertible stocks 0.01%	Shares
U.S. dollars 0.01%
Alphabet, Inc., Class A, convertible preferred shares, 6.25% 5/15/2029	5,700	290
Alphabet, Inc., Class B, convertible preferred shares, 6.25% 5/15/2029	5,700	287
Oracle Corp., Class D, cumulative convertible preferred shares, 6.50% 1/15/2029	6,000	270
NextEra Energy, Inc., convertible preferred shares, 7.299% 6/1/2027	4,900	260
Total convertible stocks (cost: $1,145,000)		1,107
Preferred securities 0.01%
U.S. dollars 0.01%
ACR III LSC Holdings, LLC, Series B, preferred shares (f)(h)(o)	277	516
Total preferred securities (cost: $287,000)		516
Common stocks 0.02%
U.S. dollars 0.02%
Royal Caribbean Cruises, Ltd.	2,603	827
MACOM Technology Solutions Holdings, Inc. (o)	1,591	605
Carnival Corp., Ltd.	11,910	340

38	Capital World Bond Fund

Common stocks (continued)		Shares	Value (000)
U.S. dollars (continued)
Service Properties Trust REIT (m)		170,039	$287
Aimbridge Topco, LLC (h)(o)		3,074	207
Ventas, Inc. REIT		1,618	144
Endo, LP, Class A1 (f)(o)		45,666	33
Duke Energy Corp.		185	23
New Fortress Energy, Inc., Class A (o)		35,169	13
Altera Infrastructure, LP (h)(o)		77	3
Venator Materials PLC (h)(o)		706	— (j)
Keenova Therapeutics PLC (o)		3	— (j)
Par Health, Inc. (f)(o)		3	— (j)
Total common stocks (cost: $3,111,000)			2,482
Investment funds 0.00%
Capital Group Central Corporate Bond Fund (p)		27,011	226
Total investment funds (cost: $220,000)			226
Short-term securities 9.06%
Money market investments 8.58%
Capital Group Central Cash Fund 3.70% (p)(q)		8,480,278	847,943
	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.48%
Egypt (Arab Republic of) 9/8/2026	20.621%	EGP60,775	1,192
Egypt (Arab Republic of) 11/17/2026	21.315	506,375	9,507
Egypt (Arab Republic of) 12/15/2026	19.228	6,000	111
Egypt (Arab Republic of) 12/22/2026	21.112	7,000	128
Egypt (Arab Republic of) 1/12/2027	19.079	66,050	1,197
Egypt (Arab Republic of) 1/19/2027	19.047	975	17
Egypt (Arab Republic of) 2/9/2027	18.398	17,125	305
Egypt (Arab Republic of) 5/11/2027	18.894	572,875	9,688
Egypt (Arab Republic of) 5/18/2027	18.981	146,425	2,467
Egypt (Arab Republic of) 6/8/2027	19.111	21,700	362
Egypt (Arab Republic of) 6/22/2027	19.011	7,775	128
French Republic O.A.T. 8/19/2026	2.186	EUR2,870	3,269
Japan 11/20/2026	0.757	JPY2,294,700	14,061
Kazakhstan (Republic of) 2/5/2027	13.509	KZT1,056,877	2,017
Nigeria (Republic of) 8/4/2026	18.081	NGN2,187,950	1,563
Nigeria (Republic of) 9/22/2026	16.479	1,539,604	1,072
			47,084
Total short-term securities (cost: $894,216,000)			895,027
Options purchased (equity style) 0.01%
Options purchased (equity style) *			620
Total options purchased (equity style) (cost: $425,000)			620
Total investment securities 101.56% (cost: $10,388,404,000)			10,034,853
Total options written (equity style)† (0.01)% (premium received: $675,000)			(965)
Other assets less liabilities (1.55)%			(152,856)
Net assets 100.00%			$9,881,032

Capital World Bond Fund	39

*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2026 (000)
Put
3 Month SOFR Futures Option	235	12/11/2026	USD97.00	USD58,750	$620
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2026 (000)
Put
3 Month SOFR Futures Option	240	12/11/2026	USD96.06	USD(60,000)	$(148)
3 Month SOFR Futures Option	470	12/11/2026	96.63	(117,500)	(817)
					$(965)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
3 Month SONIA Futures	Short	2	9/15/2026	USD(638)	$(2)
3 Month SOFR Futures	Long	28	9/16/2026	6,741	(34)
3 Month SOFR Futures	Long	20	3/17/2027	4,798	(2)
2 Year Italy Government Bond Futures	Long	3,128	9/10/2026	382,602	364
2 Year Euro-Schatz Futures	Short	561	9/10/2026	(67,920)	(97)
2 Year Canadian Government Bond Futures	Long	692	9/29/2026	51,383	109
2 Year U.S. Treasury Note Futures	Long	12,015	10/5/2026	2,476,686	(2,391)
3 Year Australian Treasury Bond Futures	Short	7,262	9/16/2026	(525,883)	(2,045)
5 Year Euro-Bobl Futures	Long	2,915	9/10/2026	384,294	2,316
5 Year Canadian Government Bond Futures	Long	494	9/29/2026	39,395	198
5 Year U.S. Treasury Note Futures	Long	7,581	10/5/2026	811,522	1,686
10 Year Italy Government Bond Futures	Long	1,121	9/10/2026	152,870	1,449
10 Year French Government Bond Futures	Short	320	9/10/2026	(43,869)	(228)
10 Year Euro-Bund Futures	Short	2,706	9/10/2026	(393,719)	(4,037)
10 Year Australian Treasury Bond Futures	Long	2,666	9/15/2026	202,702	2,824
10 Year Japanese Government Bond Futures	Long	70	9/24/2026	55,007	90
10 Year Canadian Government Bond Futures	Long	386	9/29/2026	32,962	345
10 Year U.S. Treasury Note Futures	Long	1,861	9/30/2026	204,506	824
10 Year UK Gilt Futures	Long	923	9/30/2026	109,221	2,172
10 Year Ultra U.S. Treasury Note Futures	Short	1,801	9/30/2026	(202,556)	(1,884)
20 Year U.S. Treasury Bond Futures	Long	1,567	9/30/2026	177,855	3,482
30 Year Euro-Buxl Futures	Long	15	9/10/2026	1,906	48
30 Year Ultra U.S. Treasury Bond Futures	Long	831	9/30/2026	96,526	2,709
					$7,896

40	Capital World Bond Fund

Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	49,935	THB	1,623,420	Standard Chartered Bank	7/6/2026	$1,049
USD	884	MYR	3,500	HSBC Bank	7/6/2026	27
MYR	3,758	USD	949	HSBC Bank	7/6/2026	(29)
THB	1,623,420	USD	49,940	Citibank	7/6/2026	(1,054)
AUD	26,282	USD	18,226	RBC Capital Markets	7/7/2026	(31)
USD	7,344	GBP	5,463	JPMorgan Chase	7/8/2026	98
USD	152,659	BRL	774,423	Morgan Stanley	7/9/2026	2,986
USD	40,715	EUR	34,966	Barclays Bank PLC	7/9/2026	749
USD	17,657	EUR	15,161	Morgan Stanley	7/9/2026	328
USD	3,241	AUD	4,538	Bank of New York Mellon	7/9/2026	99
USD	4,511	GBP	3,370	BNP Paribas	7/9/2026	41
USD	1,290	EUR	1,110	Citibank	7/9/2026	21
USD	693	CLP	626,646	JPMorgan Chase	7/9/2026	13
USD	1,007	EUR	870	JPMorgan Chase	7/9/2026	12
USD	1,041	EUR	900	JPMorgan Chase	7/9/2026	12
USD	511	EUR	440	Citibank	7/9/2026	8
USD	186	EUR	160	JPMorgan Chase	7/9/2026	3
USD	186	EUR	160	RBC Capital Markets	7/9/2026	3
USD	151	EUR	130	Citibank	7/9/2026	2
EUR	250	USD	285	RBC Capital Markets	7/9/2026	1
EUR	130	USD	149	BNP Paribas	7/9/2026	— (j)
EUR	280	USD	321	BNP Paribas	7/9/2026	(1)
EUR	340	USD	396	Bank of America	7/9/2026	(8)
EUR	1,200	USD	1,388	JPMorgan Chase	7/9/2026	(16)
USD	32,674	KRW	49,006,573	Citibank	7/10/2026	991
USD	98,311	HUF	30,341,096	Citibank	7/10/2026	906
USD	71,951	GBP	53,590	Morgan Stanley	7/10/2026	867
USD	28,951	PLN	106,400	Citibank	7/10/2026	667
USD	34,203	JPY	5,455,870	Citibank	7/10/2026	621
USD	35,477	EUR	30,550	Citibank	7/10/2026	556
USD	55,521	MXN	964,448	RBC Capital Markets	7/10/2026	417
COP	20,863,580	USD	5,809	Citibank	7/10/2026	280
ZAR	308,697	USD	18,672	Goldman Sachs	7/10/2026	158
USD	8,433	AUD	11,959	JPMorgan Chase	7/10/2026	155
USD	19,326	RON	87,970	HSBC Bank	7/10/2026	152
EUR	16,033	SEK	176,170	HSBC Bank	7/10/2026	148
EUR	18,330	CAD	29,495	Morgan Stanley	7/10/2026	147
USD	4,076	SEK	38,150	RBC Capital Markets	7/10/2026	139
USD	2,315	NOK	21,558	Bank of New York Mellon	7/10/2026	138
USD	2,923	NOK	27,664	Barclays Bank PLC	7/10/2026	129
USD	3,503	AUD	4,950	Citibank	7/10/2026	77
USD	17,287	CNH	116,860	RBC Capital Markets	7/10/2026	67
USD	1,694	GBP	1,259	JPMorgan Chase	7/10/2026	24
USD	1,153	CZK	24,000	UBS AG	7/10/2026	23
USD	1,486	HUF	456,080	Standard Chartered Bank	7/10/2026	22
USD	1,598	CZK	33,529	Goldman Sachs	7/10/2026	20
USD	1,784	DKK	11,540	Goldman Sachs	7/10/2026	19
EUR	29,231	DKK	218,340	Morgan Stanley	7/10/2026	18
ZAR	297,080	USD	18,103	Standard Chartered Bank	7/10/2026	18
USD	700	HUF	213,801	RBC Capital Markets	7/10/2026	13
USD	704	CZK	14,762	Bank of New York Mellon	7/10/2026	9
EUR	495	PLN	2,100	Standard Chartered Bank	7/10/2026	7
EUR	2,591	CZK	62,792	Citibank	7/10/2026	6
USD	1,043	CNH	7,050	Goldman Sachs	7/10/2026	4
HUF	1,696,395	EUR	4,760	Goldman Sachs	7/10/2026	4
IDR	6,800,000	USD	376	Goldman Sachs	7/10/2026	3
USD	695	PLN	2,611	HSBC Bank	7/10/2026	1
RON	101	USD	22	HSBC Bank	7/10/2026	— (j)
DKK	740	USD	114	Goldman Sachs	7/10/2026	(1)
NOK	230	SEK	231	Bank of New York Mellon	7/10/2026	(1)
KRW	330,000	USD	216	JPMorgan Chase	7/10/2026	(2)
USD	705	COP	2,426,539	Citibank	7/10/2026	(3)

Capital World Bond Fund	41

Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	4,640	PHP	285,000	Citibank	7/10/2026	$(4)
USD	905	PLN	3,420	Bank of New York Mellon	7/10/2026	(4)
ZAR	23,267	USD	1,423	Standard Chartered Bank	7/10/2026	(4)
DKK	58,510	EUR	7,833	Morgan Stanley	7/10/2026	(5)
USD	693	ZAR	11,436	Standard Chartered Bank	7/10/2026	(5)
USD	701	ZAR	11,582	RBC Capital Markets	7/10/2026	(5)
USD	35,587	PEN	121,706	Citibank	7/10/2026	(7)
JPY	697,097	EUR	3,762	Goldman Sachs	7/10/2026	(10)
HUF	213,461	USD	696	Citibank	7/10/2026	(11)
CAD	2,947	EUR	1,830	Bank of New York Mellon	7/10/2026	(13)
ZAR	17,232	USD	1,064	RBC Capital Markets	7/10/2026	(13)
AUD	1,020	USD	722	Citibank	7/10/2026	(16)
EUR	2,850	GBP	2,469	Citibank	7/10/2026	(17)
SEK	10,090	EUR	927	Bank of New York Mellon	7/10/2026	(19)
HUF	330,000	USD	1,083	JPMorgan Chase	7/10/2026	(24)
CLP	695,161	USD	782	HSBC Bank	7/10/2026	(28)
USD	3,814	ZAR	63,051	Goldman Sachs	7/10/2026	(32)
USD	4,905	IDR	88,604,837	Goldman Sachs	7/10/2026	(38)
MXN	89,111	USD	5,130	RBC Capital Markets	7/10/2026	(39)
EUR	12,450	RON	65,470	Bank of America	7/10/2026	(39)
KRW	2,001,000	USD	1,334	Citibank	7/10/2026	(40)
USD	929	COP	3,336,484	Citibank	7/10/2026	(45)
NOK	10,950	EUR	1,008	JPMorgan Chase	7/10/2026	(46)
CAD	5,196	USD	3,720	Bank of America	7/10/2026	(54)
SGD	12,923	USD	10,056	HSBC Bank	7/10/2026	(60)
ILS	19,956	USD	6,814	HSBC Bank	7/10/2026	(106)
NOK	28,771	USD	3,041	HSBC Bank	7/10/2026	(135)
CHF	7,457	USD	9,383	Goldman Sachs	7/10/2026	(144)
EUR	10,110	USD	11,740	Citibank	7/10/2026	(184)
CZK	211,033	USD	10,141	UBS AG	7/10/2026	(206)
PLN	35,448	USD	9,645	Citibank	7/10/2026	(222)
GBP	18,480	USD	24,811	Morgan Stanley	7/10/2026	(299)
EUR	78,869	GBP	68,240	HSBC Bank	7/10/2026	(363)
NOK	166,381	EUR	15,030	RBC Capital Markets	7/10/2026	(374)
HUF	8,782,769	USD	28,615	Standard Chartered Bank	7/10/2026	(419)
AUD	32,540	USD	22,990	Citibank	7/10/2026	(465)
SEK	135,600	USD	14,486	RBC Capital Markets	7/10/2026	(494)
NOK	171,100	EUR	15,570	HSBC Bank	7/10/2026	(515)
AUD	40,972	USD	28,892	JPMorgan Chase	7/10/2026	(530)
BRL	177,080	USD	34,836	Morgan Stanley	7/10/2026	(620)
JPY	16,751,312	EUR	90,750	Citibank	7/10/2026	(626)
CAD	54,018	USD	38,770	Standard Chartered Bank	7/10/2026	(665)
CNH	2,780,543	USD	411,329	RBC Capital Markets	7/10/2026	(1,589)
CLP	68,586,846	USD	77,376	Citibank	7/10/2026	(2,970)
BRL	788,970	USD	151,620	Goldman Sachs	7/13/2026	715
USD	69,218	GBP	51,750	Morgan Stanley	7/13/2026	575
USD	3,448	EUR	2,970	HSBC Bank	7/13/2026	53
EUR	981	NOK	10,760	RBC Capital Markets	7/13/2026	35
USD	540	GBP	402	Morgan Stanley	7/13/2026	7
GBP	138	USD	185	Morgan Stanley	7/13/2026	(2)
MXN	3,804	USD	219	UBS AG	7/13/2026	(2)
BRL	3,619	USD	702	BNP Paribas	7/13/2026	(3)
GBP	2,580	USD	3,464	Morgan Stanley	7/13/2026	(42)
SEK	13,743	USD	1,461	RBC Capital Markets	7/13/2026	(43)
EUR	21,840	USD	25,270	Goldman Sachs	7/13/2026	(302)
USD	65,489	BRL	340,781	Goldman Sachs	7/13/2026	(309)
USD	47,746	INR	4,585,990	Citibank	7/13/2026	(671)
CNH	2,009,417	USD	296,926	Citibank	7/13/2026	(758)
EUR	119,158	USD	138,338	HSBC Bank	7/13/2026	(2,114)
CAD	243,804	USD	175,176	Morgan Stanley	7/13/2026	(3,169)
USD	21,667	CZK	454,750	HSBC Bank	7/14/2026	257
USD	5,883	EUR	5,050	Morgan Stanley	7/14/2026	109

42	Capital World Bond Fund

Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Currency purchased (000)		Currency sold (000)
EUR	480	USD	559	Morgan Stanley	7/14/2026	$(10)
CZK	144,285	USD	6,875	HSBC Bank	7/14/2026	(82)
CZK	767,900	EUR	31,722	Citibank	7/14/2026	(114)
CNH	1,578,754	USD	233,361	Citibank	7/14/2026	(652)
JPY	15,659,942	USD	98,003	Bank of America	7/14/2026	(1,580)
USD	7,041	NZD	12,093	RBC Capital Markets	7/15/2026	168
USD	2,561	NZD	4,353	Standard Chartered Bank	7/15/2026	87
USD	526	NZD	900	HSBC Bank	7/15/2026	14
USD	416	NZD	715	HSBC Bank	7/15/2026	10
USD	29	NZD	50	HSBC Bank	7/15/2026	1
NZD	10,061	USD	5,918	Standard Chartered Bank	7/15/2026	(200)
GBP	39,401	USD	52,839	HSBC Bank	7/15/2026	(575)
JPY	35,804,012	USD	223,904	Goldman Sachs	7/15/2026	(3,429)
USD	76,705	EUR	65,748	Morgan Stanley	7/16/2026	1,530
USD	399	HUF	123,000	RBC Capital Markets	7/16/2026	5
USD	93	EUR	80	Citibank	7/16/2026	1
USD	57	EUR	50	RBC Capital Markets	7/16/2026	— (j)
USD	137	EUR	120	UBS AG	7/16/2026	— (j)
DKK	304	USD	47	Barclays Bank PLC	7/16/2026	(1)
EUR	60	USD	70	RBC Capital Markets	7/16/2026	(1)
USD	193	EUR	170	UBS AG	7/16/2026	(1)
USD	284	EUR	250	UBS AG	7/16/2026	(2)
EUR	4,176	USD	4,872	Morgan Stanley	7/16/2026	(97)
USD	17,587	EUR	15,150	Goldman Sachs	7/17/2026	264
EUR	1,265	USD	1,465	RBC Capital Markets	7/17/2026	(19)
BRL	6,900	USD	1,361	HSBC Bank	7/17/2026	(30)
EUR	64,571	USD	74,966	Morgan Stanley	7/17/2026	(1,134)
EUR	92,812	USD	107,286	JPMorgan Chase	7/17/2026	(1,162)
USD	20,096	EUR	17,334	HSBC Bank	7/20/2026	273
EUR	15,152	USD	17,566	HSBC Bank	7/20/2026	(239)
USD	9,898	MYR	40,053	BNP Paribas	7/22/2026	86
MYR	1,500	USD	362	JPMorgan Chase	7/22/2026	6
KRW	330,000	USD	218	UBS AG	7/22/2026	(4)
EUR	990	GBP	859	RBC Capital Markets	7/22/2026	(7)
USD	8,823	MYR	36,500	JPMorgan Chase	7/22/2026	(119)
USD	17,780	MYR	73,500	HSBC Bank	7/22/2026	(227)
MYR	191,178	USD	47,174	JPMorgan Chase	7/22/2026	(337)
USD	5,878	EUR	5,060	RBC Capital Markets	7/23/2026	91
GBP	50,460	USD	66,858	HSBC Bank	7/23/2026	73
USD	3,616	EUR	3,120	UBS AG	7/23/2026	48
USD	16,282	CAD	23,040	Bank of America	7/23/2026	19
USD	708	MXN	12,300	UBS AG	7/23/2026	6
ZAR	7,650	USD	465	Goldman Sachs	7/23/2026	1
USD	227	ZAR	3,727	Goldman Sachs	7/23/2026	— (j)
CZK	9,600	USD	454	Bank of America	7/23/2026	(2)
USD	52,545	JPY	8,308,420	Standard Chartered Bank	7/24/2026	1,344
GBP	27,037	EUR	31,290	Bank of America	7/24/2026	74
THB	365,240	USD	10,943	Citibank	7/24/2026	63
COP	2,400,000	USD	662	BNP Paribas	7/24/2026	36
USD	414	AUD	600	BNP Paribas	7/24/2026	(1)
USD	479	EUR	420	RBC Capital Markets	7/24/2026	(2)
USD	696	COP	2,403,000	JPMorgan Chase	7/24/2026	(3)
USD	5,629	THB	187,890	Citibank	7/24/2026	(32)
CLP	960,000	USD	1,080	Barclays Bank PLC	7/24/2026	(38)
AUD	73,460	USD	52,576	Standard Chartered Bank	7/24/2026	(1,740)
USD	100,850	EUR	85,840	Barclays Bank PLC	7/27/2026	2,655
EUR	64,743	USD	73,553	JPMorgan Chase	7/27/2026	508
USD	62,694	EUR	55,184	JPMorgan Chase	7/27/2026	(433)
USD	13,187	GBP	9,832	HSBC Bank	7/28/2026	146
USD	1,704	GBP	1,270	Standard Chartered Bank	7/28/2026	20
USD	344	GBP	260	RBC Capital Markets	7/28/2026	(1)
USD	580	EUR	510	RBC Capital Markets	7/28/2026	(3)

Capital World Bond Fund	43

Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	5,462	EUR	4,810	UBS AG	7/28/2026	$(41)
USD	92,101	EUR	80,843	Citibank	7/28/2026	(381)
GBP	26,145	USD	35,067	HSBC Bank	7/28/2026	(387)
EUR	180	USD	206	RBC Capital Markets	8/3/2026	— (j)
GBP	160	USD	212	Bank of New York Mellon	8/3/2026	— (j)
AUD	3,355	USD	2,313	Bank of America	8/5/2026	9
EUR	504,826	USD	578,544	Citibank	8/5/2026	(836)
GBP	28,430	USD	38,723	Goldman Sachs	8/11/2026	(1,013)
USD	34,016	JPY	5,279,280	Barclays Bank PLC	8/12/2026	1,431
CAD	509	USD	372	Bank of New York Mellon	8/19/2026	(12)
USD	32,628	AUD	46,326	Citibank	9/16/2026	599
USD	19,078	CZK	400,000	Barclays Bank PLC	9/16/2026	234
USD	12,735	NZD	22,000	Goldman Sachs	9/16/2026	206
USD	13,946	EUR	12,000	RBC Capital Markets	9/16/2026	189
USD	11,620	EUR	10,000	RBC Capital Markets	9/16/2026	155
USD	11,471	THB	375,000	UBS AG	9/16/2026	148
USD	19,542	SGD	25,000	UBS AG	9/16/2026	109
USD	3,145	JPY	500,000	Barclays Bank PLC	9/16/2026	50
USD	1,750	NZD	3,000	Citibank	9/16/2026	42
USD	4,891	CLP	4,500,000	Goldman Sachs	9/16/2026	5
EUR	3,361	USD	3,853	Citibank	9/16/2026	— (j)
EUR	4,200	USD	4,839	Goldman Sachs	9/16/2026	(24)
USD	8,070	PHP	500,000	UBS AG	9/16/2026	(38)
GBP	10,100	USD	13,472	Barclays Bank PLC	9/16/2026	(75)
SEK	34,000	USD	3,629	Barclays Bank PLC	9/16/2026	(107)
GBP	10,400	USD	13,952	BNP Paribas	9/16/2026	(157)
CZK	400,000	USD	19,015	RBC Capital Markets	9/16/2026	(171)
AUD	18,326	USD	12,865	Goldman Sachs	9/16/2026	(195)
CNH	650,000	USD	96,474	Standard Chartered Bank	9/16/2026	(215)
KRW	15,000,000	USD	9,927	RBC Capital Markets	9/16/2026	(218)
USD	18,665	INR	1,800,000	Goldman Sachs	9/16/2026	(233)
THB	375,000	USD	11,581	Standard Chartered Bank	9/16/2026	(259)
CAD	36,500	USD	26,284	Citibank	9/16/2026	(456)
USD	10,515	COP	38,800,000	Goldman Sachs	9/16/2026	(624)
EUR	63,309	USD	73,386	Standard Chartered Bank	9/16/2026	(808)
JPY	10,100,000	USD	63,588	JPMorgan Chase	9/16/2026	(1,070)
MYR	48,900	USD	12,045	JPMorgan Chase	9/17/2026	(40)
USD	6,321	MYR	26,100	JPMorgan Chase	9/17/2026	(86)
USD	963	INR	92,400	JPMorgan Chase	9/24/2026	(7)
INR	92,400	USD	1,032	HSBC Bank	9/24/2026	(62)
USD	34,530	EUR	30,311	HSBC Bank	9/28/2026	(236)
HUF	240,000	USD	764	RBC Capital Markets	10/6/2026	4
						$(15,374)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
0.8738%	Annual	SONIA	Annual	10/8/2026	GBP4,000	$(42)	$—	$(42)
SOFR	Annual	3.848%	Annual	11/15/2026	USD1,460	— (j)	—	— (j)
SOFR	Annual	3.8045%	Annual	12/15/2026	3,095	2	—	2
SONIA	Annual	1.2822%	Annual	1/28/2027	GBP1,150	22	—	22
U.S. Urban CPI	At maturity	2.99%	At maturity	5/29/2027	USD4,404	(10)	—	(10)
U.S. Urban CPI	At maturity	2.379%	At maturity	6/23/2027	4,995	(4)	—	(4)

44	Capital World Bond Fund

Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.699%	Annual	8/1/2027	USD7,610	$26	$—	$26
SOFR	Annual	3.70%	Annual	8/1/2027	5,100	17	—	17
SOFR	Annual	3.479%	Annual	8/6/2027	5,100	30	—	30
SOFR	Annual	3.497%	Annual	8/12/2027	8,610	49	—	49
3.0825%	At maturity	Eurozone HICP Ex. Tobacco	At maturity	8/15/2027	EUR1,000	1	—	1
3.5175%	Annual	SOFR	Annual	8/15/2027	USD139,970	(782)	—	(782)
SOFR	Annual	3.4925%	Annual	8/19/2027	456,680	2,697	—	2,697
SOFR	Annual	3.493%	Annual	8/24/2027	3,300	20	—	20
SOFR	Annual	3.4325%	Annual	8/30/2027	8,700	59	—	59
6-month PLN-WIBOR	Semi-annual	4.14%	Annual	9/2/2027	PLN511,117	(398)	—	(398)
3.515%	Annual	6-month CZK-PRIBOR	Semi-annual	9/2/2027	CZK2,877,983	(739)	—	(739)
SOFR	Annual	3.2685%	Annual	9/9/2027	USD600,000	5,300	—	5,300
SOFR	Annual	3.3075%	Annual	9/15/2027	5,100	43	—	43
SOFR	Annual	3.3395%	Annual	9/23/2027	456,805	3,788	—	3,788
SOFR	Annual	3.329%	Annual	9/23/2027	11,400	96	—	96
SONIA	Annual	5.1013%	Annual	10/7/2027	GBP1,650	(29)	—	(29)
SOFR	Annual	3.265%	Annual	10/15/2027	USD10,500	101	—	101
SOFR	Annual	3.28%	Annual	12/1/2027	30,000	311	—	311
SOFR	Annual	3.281%	Annual	12/24/2027	3,300	35	1	34
SOFR	Annual	3.309%	Annual	1/24/2028	6,000	65	—	65
3.53880309%	Annual	SONIA	Annual	2/3/2028	GBP18,560	(181)	(4)	(177)
3.73%	Annual	SONIA	Annual	3/10/2028	102,010	(634)	—	(634)
3.85%	Annual	SONIA	Annual	3/11/2028	101,990	(376)	—	(376)
SOFR	Annual	3.705%	Annual	3/24/2028	USD9,600	50	—	50
4.04718%	Annual	SONIA	Annual	4/9/2028	GBP133,110	81	—	81
0.57520783%	Annual	SONIA	Annual	4/9/2028	10,370	(796)	(17)	(779)
2.465%	Annual	3-month SEK-STIBOR	Quarterly	4/17/2028	SEK1,500,000	553	—	553
2.4335%	Annual	3-month SEK-STIBOR	Quarterly	4/20/2028	1,200,000	375	—	375
SOFR	Annual	3.605%	Annual	4/24/2028	USD6,000	42	—	42
SOFR	Annual	3.885%	Annual	5/29/2028	450,410	961	—	961
3.4797%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	5/29/2028	NZD2,000	4	—	4
3-month SEK-STIBOR	Quarterly	2.4405%	Annual	6/3/2028	SEK822,500	(265)	—	(265)
3-month SEK-STIBOR	Quarterly	2.4006%	Annual	6/4/2028	1,527,500	(371)	—	(371)
4.4785%	Annual	SOFR	Annual	10/4/2028	USD500	5	—	5
8.845%	28-day	Overnight MXN-F-TIIE	28-day	11/17/2028	MXN16,677	34	—	34
SOFR	Annual	3.169%	Annual	5/15/2029	USD1,230	26	—	26
5.086%	Annual	6-month PLN-WIBOR	Semi-annual	7/12/2029	PLN9,255	84	—	84
6-month CZK-PRIBOR	Semi-annual	3.635%	Annual	7/12/2029	CZK53,190	33	—	33
6-month EURIBOR	Semi-annual	2.2562%	Annual	3/5/2030	EUR19,060	328	—	328
6-month EURIBOR	Semi-annual	2.2577%	Annual	3/5/2030	19,060	327	—	327
6-month EURIBOR	Semi-annual	2.2592%	Annual	3/5/2030	19,070	326	—	326
6-month EURIBOR	Semi-annual	2.1912%	Annual	3/6/2030	17,750	352	—	352
3-month SEK-STIBOR	Quarterly	2.3527%	Annual	4/22/2030	SEK410,010	79	—	79
3-month SEK-STIBOR	Quarterly	2.3532%	Annual	4/22/2030	409,990	79	—	79
3.9208%	Annual	6-month NOK-NIBOR	Semi-annual	7/29/2030	NOK51,000	(123)	—	(123)
6.2597%	Annual	6-month HUF-BUBOR	Semi-annual	8/1/2030	HUF420,000	67	—	67
6.1177%	Annual	6-month HUF-BUBOR	Semi-annual	9/23/2030	600,000	87	—	87
6-month NOK-NIBOR	Semi-annual	4.08%	Annual	9/23/2030	NOK18,330	34	—	34
6-month NOK-NIBOR	Semi-annual	4.095%	Annual	9/23/2030	18,340	32	—	32
6-month NOK-NIBOR	Semi-annual	4.09%	Annual	9/23/2030	9,330	17	—	17
2.518%	Annual	6-month EURIBOR	Semi-annual	10/10/2030	EUR339,000	(3,126)	—	(3,126)
SOFR	Annual	3.2905%	Annual	10/30/2030	USD1,230	30	—	30
SOFR	Annual	3.312%	Annual	11/6/2030	1,230	29	—	29
SOFR	Annual	3.404%	Annual	11/15/2030	600	12	—	12
SOFR	Annual	3.91177%	Annual	11/30/2030	16,990	(9)	—	(9)
SOFR	Annual	3.507%	Annual	1/14/2031	187,070	3,018	—	3,018
SOFR	Annual	3.496%	Annual	1/24/2031	780	13	—	13
3-month SEK-STIBOR	Quarterly	2.397%	Annual	2/10/2031	SEK306,200	87	—	87

Capital World Bond Fund	45

Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
3-month SEK-STIBOR	Quarterly	2.417%	Annual	2/10/2031	SEK306,200	$59	$—	$59
2.4968%	Annual	6-month EURIBOR	Semi-annual	2/10/2031	EUR28,700	(319)	—	(319)
3-month SEK-STIBOR	Quarterly	2.408%	Annual	2/11/2031	SEK306,200	72	—	72
3-month SEK-STIBOR	Quarterly	2.432%	Annual	2/11/2031	306,200	39	—	39
3-month SEK-STIBOR	Quarterly	2.337%	Annual	2/17/2031	310,900	175	—	175
3-month SEK-STIBOR	Quarterly	2.335%	Annual	2/17/2031	153,100	87	—	87
2.4333%	Annual	6-month EURIBOR	Semi-annual	2/17/2031	EUR14,400	(204)	—	(204)
3.7331283%	Annual	SONIA	Annual	3/4/2031	GBP4,390	(80)	12	(92)
2.5898%	Annual	6-month EURIBOR	Semi-annual	3/12/2031	EUR4,850	(31)	—	(31)
4.2317%	Annual	6-month CZK-PRIBOR	Semi-annual	4/2/2031	CZK60,000	16	—	16
6.9797%	Annual	6-month HUF-BUBOR	Semi-annual	4/7/2031	HUF780,000	219	—	219
4.0591%	Annual	SONIA	Annual	4/9/2031	GBP113,070	(37)	—	(37)
6.5305%	Annual	6-month HUF-BUBOR	Semi-annual	4/13/2031	HUF384,000	85	—	85
6.498%	Annual	6-month HUF-BUBOR	Semi-annual	4/14/2031	396,000	86	—	86
5.988%	Annual	6-month HUF-BUBOR	Semi-annual	4/15/2031	1,500,000	224	—	224
6-month EURIBOR	Semi-annual	2.66127%	Annual	4/16/2031	EUR162,940	521	—	521
6-month EURIBOR	Semi-annual	2.66317%	Annual	4/16/2031	81,460	252	—	252
6-month EURIBOR	Semi-annual	2.71986%	Annual	4/16/2031	81,460	17	—	17
4.131%	Annual	SONIA	Annual	4/22/2031	GBP51,080	190	—	190
4.3313%	Annual	SONIA	Annual	4/30/2031	28,559	433	—	433
2.9348%	Annual	6-month EURIBOR	Semi-annual	5/7/2031	EUR20,100	212	—	212
2.9113%	Annual	6-month EURIBOR	Semi-annual	5/7/2031	1,570	15	—	15
2.8273%	Annual	6-month EURIBOR	Semi-annual	5/8/2031	39,390	192	—	192
2.8283%	Annual	6-month EURIBOR	Semi-annual	5/8/2031	16,040	79	—	79
2.8278%	Annual	6-month EURIBOR	Semi-annual	5/8/2031	16,110	79	—	79
SONIA	Annual	4.4045%	Annual	5/12/2031	GBP55,200	(1,071)	—	(1,071)
SONIA	Annual	4.4215%	Annual	5/12/2031	55,300	(1,127)	—	(1,127)
2.5956%	Annual	3-month SEK-STIBOR	Quarterly	6/4/2031	SEK630,000	352	—	352
3.43574%	Annual	SOFR	Annual	6/17/2031	USD6,089	(125)	—	(125)
2.2679%	Annual	SONIA	Annual	7/14/2032	GBP590	(76)	—	(76)
SOFR	Annual	4.1615%	Annual	5/15/2033	USD400	(6)	—	(6)
SOFR	Annual	4.15%	Annual	5/15/2033	740	(10)	—	(10)
SOFR	Annual	3.928%	Annual	6/24/2033	5,571	(3)	—	(3)
SOFR	Annual	3.9365%	Annual	6/24/2033	7,623	(7)	—	(7)
SOFR	Annual	4.032%	Annual	6/24/2033	1,230	(8)	—	(8)
SOFR	Annual	3.995%	Annual	6/24/2033	2,932	(13)	—	(13)
SOFR	Annual	4.0015%	Annual	6/24/2033	4,984	(25)	—	(25)
SOFR	Annual	4.031%	Annual	6/24/2033	8,209	(55)	—	(55)
4.0135%	Annual	SOFR	Annual	8/21/2033	840	5	—	5
SOFR	Annual	3.5775%	Annual	10/24/2035	690	22	—	22
SOFR	Annual	3.563%	Annual	10/29/2035	780	25	—	25
SOFR	Annual	3.678%	Annual	11/15/2035	420	10	—	10
2.8878%	Annual	6-month EURIBOR	Semi-annual	1/13/2036	EUR16,230	(16)	—	(16)
2.8803%	Annual	6-month EURIBOR	Semi-annual	1/13/2036	16,250	(28)	—	(28)
2.8698%	Annual	6-month EURIBOR	Semi-annual	1/13/2036	16,240	(44)	—	(44)
SOFR	Annual	3.825%	Annual	1/14/2036	USD103,280	1,336	—	1,336
2.8663%	Annual	6-month EURIBOR	Semi-annual	1/14/2036	EUR18,479	(56)	—	(56)
2.8563%	Annual	6-month EURIBOR	Semi-annual	1/14/2036	18,300	(73)	—	(73)
SOFR	Annual	3.8055%	Annual	1/24/2036	USD870	13	—	13
6-month NOK-NIBOR	Semi-annual	4.4512%	Annual	5/13/2036	NOK9,100	(12)	—	(12)
6-month NOK-NIBOR	Semi-annual	4.223%	Annual	6/3/2036	7,520	4	—	4
SOFR	Annual	4.053%	Annual	6/4/2036	USD780	(4)	—	(4)
3.0723%	Annual	6-month EURIBOR	Semi-annual	6/15/2036	EUR3,110	48	—	48
3-month SEK-STIBOR	Quarterly	2.9427%	Annual	6/15/2036	SEK32,850	(57)	—	(57)
SOFR	Annual	3.73632%	Annual	6/17/2036	USD6,789	146	—	146
2.9698%	Annual	6-month EURIBOR	Semi-annual	6/19/2036	EUR22,000	115	—	115
3-month SEK-STIBOR	Quarterly	2.8552%	Annual	6/22/2036	SEK230,000	(215)	—	(215)
SOFR	Annual	4.057%	Annual	6/24/2036	USD1,230	(6)	—	(6)
0.9221376%	Annual	SONIA	Annual	4/9/2041	GBP5,500	(2,857)	(47)	(2,810)

46	Capital World Bond Fund

Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
2.23%	Annual	SONIA	Annual	7/14/2042	GBP320	$(115)	$—	$(115)
4.6386%	Annual	SONIA	Annual	8/27/2045	190	(2)	—	(2)
SOFR	Annual	4.1535%	Annual	1/24/2046	USD123	1	—	1
1.0469%	Annual	SONIA	Annual	3/2/2052	GBP70	(51)	—	(51)
4.17859%	Annual	SOFR	Annual	11/15/2052	USD4,070	(14)	—	(14)
SOFR	Annual	4.057%	Annual	8/24/2055	600	12	—	12
SOFR	Annual	4.039%	Annual	9/2/2055	600	13	—	13
SOFR	Annual	4.0545%	Annual	9/6/2055	393	8	—	8
SOFR	Annual	3.944%	Annual	9/9/2055	20,400	785	—	785
6-month EURIBOR	Semi-annual	2.8972%	Annual	9/11/2055	EUR11,810	488	—	488
6-month EURIBOR	Semi-annual	2.9012%	Annual	9/17/2055	420	17	—	17
SOFR	Annual	3.9305%	Annual	9/23/2055	USD50,335	2,050	—	2,050
SONIA	Annual	4.53711021%	Annual	3/4/2056	GBP550	28	(4)	32
SONIA	Annual	4.71171%	Annual	4/9/2056	31,780	417	—	417
SOFR	Annual	4.1445%	Annual	4/14/2056	USD17,945	68	—	68
SOFR	Annual	4.15%	Annual	4/14/2056	17,930	51	—	51
SOFR	Annual	4.1335%	Annual	4/24/2056	600	3	—	3
SOFR	Annual	4.1505%	Annual	4/24/2056	1,230	3	—	3
5.0538%	Annual	SONIA	Annual	5/12/2056	GBP15,450	916	—	916
5.0393%	Annual	SONIA	Annual	5/12/2056	15,500	872	—	872
SOFR	Annual	4.29%	Annual	5/15/2056	USD20,838	(441)	—	(441)
SOFR	Annual	4.283%	Annual	5/29/2056	20,680	(415)	—	(415)
4.07464%	Annual	SOFR	Annual	6/17/2056	1,637	(25)	—	(25)
						$15,174	$(59)	$15,233
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
10.69660495%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL18,589	$(330)	$—	$(330)
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	200,000	(1,908)	—	(1,908)
11.405%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	643,575	(7,604)	—	(7,604)
13.72%	At maturity	BZDIOVER	At maturity	Bank of America	1/3/2028	15,000	(14)	—	(14)
13.6875%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	6,000	(11)	—	(11)
12.931%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	4,100	(25)	—	(25)
14.05%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	43,955	(64)	—	(64)
14.115%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	98,690	(95)	—	(95)
13.445%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	20,400	(105)	—	(105)
11.495%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	236,580	(5,276)	—	(5,276)
12.69%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2030	6,000	(58)	—	(58)
13.022%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2030	15,400	(122)	—	(122)
13.72%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2030	260,960	(597)	—	(597)
12.775%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2030	120,000	(1,123)	—	(1,123)
13.43%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2030	405,870	(1,775)	—	(1,775)
12.65%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2030	258,200	(2,570)	—	(2,570)
13.615%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2031	6,000	(34)	—	(34)
13.03%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2031	202,680	(1,890)	—	(1,890)
13.305%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2035	5,010	(60)	—	(60)
							$(23,661)	$—	$(23,661)

Capital World Bond Fund	47

Swap contracts (continued)

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
CDX.NA.HY.37	5.00%	Quarterly	12/20/2026	USD3,135	$(58)	$(59)	$1
CDX.EM.45	1.00%	Quarterly	6/20/2031	50,000	883	2,005	(1,122)
CDX.NA.HY.46	5.00%	Quarterly	6/20/2031	141,446	(11,406)	(8,806)	(2,600)
					$(10,581)	$(6,860)	$(3,721)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (r) (000)	Value at 6/30/2026 (s) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
ITRAXX.EUR.45	1.00%	Quarterly	6/20/2031	EUR202,890	$5,202	$4,979	$223
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	USD47,302	1,038	1,035	3
CDX.NA.IG.46	1.00%	Quarterly	6/20/2036	3,700	26	26	— (j)
					$6,266	$6,040	$226
Investments in affiliates (p)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Investment funds 0.00%
Capital Group Central Corporate Bond Fund	$224	$5	$—	$—	$(3)	$226	$5
Short-term securities 8.58%
Money market investments 8.58%
Capital Group Central Cash Fund 3.70% (q)	384,650	2,338,711	1,875,321	(59)	(38)	847,943	14,722
Total 8.58%				$(59)	$(41)	$848,169	$14,727
Restricted securities (b)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
CSN Inova Ventures 6.75% 1/28/2028	2/8/2022-3/16/2026	$39,609	$35,309	0.36%
General Motors Financial Co., Inc. 3.70% 7/14/2031	1/28/2026-4/21/2026	16,565	15,811	0.16
General Motors Financial Co., Inc. 4.00% 7/10/2030	10/25/2024-10/31/2024	2,421	2,562	0.03
Melco Resorts Finance, Ltd. 5.75% 7/21/2028	6/12/2026	16,990	16,946	0.17
Maple Parent Holdings Corp. 4.224% 3/26/2032	6/23/2026	3,404	3,411	0.03
Maple Parent Holdings Corp. 3.881% 3/26/2030	6/23/2026-6/24/2026	2,530	2,534	0.03
Bank of America Corp. 0.58% 8/8/2029 (3-month EUR-EURIBOR + 0.73% on 8/8/2028) (a)	2/4/2021	3,784	3,414	0.03
Talen Energy Supply, LLC 6.375% 5/1/2033	4/17/2026-6/17/2026	1,639	1,634	0.02
Talen Energy Supply, LLC 6.125% 5/1/2031	4/17/2026-4/20/2026	1,060	1,055	0.01
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031) (a)	10/16/2024-12/4/2024	1,270	1,363	0.01
Sasol Financing USA, LLC 8.75% 5/3/2029	7/18/2023-2/16/2024	1,015	1,065	0.01
HPHT Finance 25, Ltd. 5.00% 2/21/2030	4/8/2025-6/16/2025	595	603	0.01

48	Capital World Bond Fund

Restricted securities (b) (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (i)	12/23/2025-3/23/2026	$337	$377	— %(t)
CK Hutchison International (21), Ltd. 3.125% 4/15/2041	5/19/2025-5/22/2025	290	307	— (t)
Total		$91,509	$86,391	0.87%

(a)	Step bond; coupon rate may change at a later date.
(b)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(c)	Index-linked bond whose principal amount moves with a government price index.
(d)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(e)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(f)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,294,524,000, which represented 13.10% of the net assets of the fund.

(g)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale.
(h)	Value determined using significant unobservable inputs.
(i)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(j)	Amount less than one thousand.
(k)	Scheduled interest and/or principal payment was not received.
(l)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $135,546,000, which represented 1.37% of the net assets of the fund.
(m)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(n)	Represents securities transacted on a TBA basis.
(o)	Non-income producing.
(p)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(q)	Rate represents the seven-day yield at 6/30/2026.
(r)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(s)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

(t)	Amount less than 0.01%.

Capital World Bond Fund	49

Key to abbreviation(s)
Assn. = Association
AUD = Australian dollars
BBR = Bank Base Rate
BBSW = Bank Bill Swap Rate
BRL = Brazilian reais
BUBOR = Budapest Interbank Offered Rate
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CHF = Swiss francs
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CPI = Consumer Price Index
CZK = Czech korunas
DAC = Designated Activity Company
DKK = Danish kroner
EGP = Egyptian pounds

EUR = Euros
EURIBOR = Euro Interbank Offered Rate
FRA = Forward Rate Agreement
F-TIIE = Funding Equilibrium Interbank Interest Rate
GBP = British pounds
GO = General Obligation
HICP = Harmonised Index of Consumer Prices
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
ILS = Israeli shekels
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
KZT = Kazakhstani tenge
MXN = Mexican pesos
MYR = Malaysian ringgits
NGN = Nigerian naira
NIBOR = Norwegian Interbank Offered Rate
NOK = Norwegian kroner
NZD = New Zealand dollars

PEN = Peruvian nuevos soles
PHP = Philippine pesos
PIK = Payment In Kind
PLN = Polish zloty
PRIBOR = Prague Interbank Offered Rate
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RON = Romanian leu
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
STIBOR = Stockholm Interbank Offered Rate
TBA = To be announced
THB = Thai baht
TRY = Turkish lira
USD = U.S. dollars
UST = U.S. Treasury
WIBOR = Warsaw Interbank Offered Rate
ZAR = South African rand
Refer to the notes to financial statements.

50	Capital World Bond Fund

Financial statements
Statement of assets and liabilities at June 30, 2026unaudited

(dollars in thousands)
Assets:
Investment securities, at value (includes $3,911 of investment securities on loan):
Unaffiliated issuers (cost: $9,540,230)	$9,186,684
Affiliated issuers (cost: $848,174)	848,169	$10,034,853
Cash		2,982
Cash denominated in currencies other than U.S. dollars (cost: $4,403)		4,434
Unrealized appreciation on open forward currency contracts		24,719
Unrealized appreciation on unfunded commitments*		1
Receivables for:
Sales of investments	279,719
Sales of fund’s shares	6,596
Dividends and interest	117,962
Securities lending income	13
Variation margin on futures contracts	2,189
Variation margin on centrally cleared swap contracts	5,303	411,782
		10,478,771
Liabilities:
Unrealized depreciation on open forward currency contracts		40,093
Bilateral swaps, at value		23,661
Unrealized depreciation on unfunded commitments*		2
Options written, at value (premium received: $675)		965
Payables for:
Purchases of investments	512,027
Repurchases of fund’s shares	4,415
Investment advisory services	3,511
Services provided by related parties	1,870
Trustees’ deferred compensation	292
Variation margin on futures contracts	7,038
Variation margin on centrally cleared swap contracts	3,003
Other	862	533,018
Commitments and contingencies*
Net assets at June 30, 2026		$9,881,032
Net assets consist of:
Capital paid in on shares of beneficial interest		$12,594,526
Total distributable earnings (accumulated loss)		(2,713,494)
Net assets at June 30, 2026		$9,881,032
*
Refer to Note 5 for further information on unfunded commitments.
Refer to the notes to financial statements.

Capital World Bond Fund	51

Financial statements (continued)
Statement of assets and liabilities at June 30, 2026 (continued)unaudited

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (621,198 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$3,012,054	189,255	$15.92
Class C	21,717	1,391	15.61
Class F-1	59,805	3,767	15.87
Class F-2	666,824	41,991	15.88
Class F-3	802,676	50,497	15.90
Class 529-A	171,953	10,765	15.97
Class 529-C	3,237	205	15.78
Class 529-E	5,912	373	15.85
Class 529-F-2	34,452	2,166	15.91
Class 529-F-3	9	1	15.87
Class R-1	5,548	353	15.71
Class R-2	56,535	3,603	15.69
Class R-2E	5,242	330	15.87
Class R-3	73,256	4,611	15.89
Class R-4	48,531	3,052	15.90
Class R-5E	17,120	1,078	15.88
Class R-5	19,534	1,227	15.92
Class R-6	4,876,627	306,533	15.91

Refer to the notes to financial statements.

52	Capital World Bond Fund

Financial statements (continued)
Statement of operations for the six months ended June 30, 2026unaudited

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers (net of non-U.S. taxes of $365)	$224,024
Dividends (includes $14,727 from affiliates)	14,833
Securities lending income (net of fees)	14	$238,871
Fees and expenses*:
Investment advisory services	21,303
Distribution services	4,874
Transfer agent services	5,276
Administrative services	1,483
529 plan services	56
Reports to shareholders	203
Registration statement and prospectus	393
Trustees’ compensation	54
Auditing and legal	42
Custodian	308
Other	24	34,016
Net investment income		204,855
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $682):
Unaffiliated issuers	(27,393)
Affiliated issuers	(59)
Options purchased (futures style)	(1,952)
Options written	534
Futures contracts	(63,793)
Forward currency contracts	(36,855)
Swap contracts	(7,088)
Currency transactions	33	(136,573)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(139,787)
Affiliated issuers	(41)
Options purchased (futures style)	1
Options written	(535)
Futures contracts	6,172
Forward currency contracts	(30,426)
Swap contracts	3,884
Currency translations	(893)	(161,625)
Net realized gain (loss) and unrealized appreciation (depreciation)		(298,198)
Net increase (decrease) in net assets resulting from operations		$(93,343)
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

Capital World Bond Fund	53

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended June 30,	Year ended December 31,
	2026*	2025

Operations:
Net investment income	$204,855	$410,826
Net realized gain (loss)	(136,573)	(63,757)
Net unrealized appreciation (depreciation)	(161,625)	535,416
Net increase (decrease) in net assets resulting from operations	(93,343)	882,485
Distributions paid to shareholders:
Distributions	(203,360)	(275,631)
Return of capital	—	(116,118)
Total distributions paid and return of capital paid to shareholders	(203,360)	(391,749)
Net capital share transactions	327,537	(849,805)
Total increase (decrease) in net assets	30,834	(359,069)
Net assets:
Beginning of period	9,850,198	10,209,267
End of period	$9,881,032	$9,850,198
*
Unaudited.
Refer to the notes to financial statements.

54	Capital World Bond Fund

Notes to financial statementsunaudited
1. Organization

Capital World Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The fund seeks to provide, over the long term, a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.
The fund has 18 share classes consisting of five retail share classes (Classes A, C, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 3.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes F-1, F-2, F-3, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustees reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

Capital World Bond Fund	55

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date. The fund may deem a portion of the income dividends and/or capital gain distributions as a return of capital for tax purposes.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

56	Capital World Bond Fund

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps and over-the-counter (OTC) options are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, exchange rates, implied option volatilities, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of June 30, 2026, were as follows (dollars in thousands):

Capital World Bond Fund	57

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$1,777,639	$—	$1,777,639
Japanese yen	—	460,452	—	460,452
British pounds	—	315,190	—	315,190
Brazilian reais	—	201,669	—	201,669
Peruvian nuevos soles	—	149,497	—	149,497
Australian dollars	—	145,270	—	145,270
South Korean won	—	127,830	—	127,830
Hungarian forints	—	125,612	—	125,612
Chinese yuan renminbi	—	91,751	—	91,751
Indian rupees	—	85,225	—	85,225
Colombian pesos	—	77,796	—	77,796
Malaysian ringgits	—	64,393	—	64,393
Canadian dollars	—	62,845	—	62,845
Mexican pesos	—	60,844	—	60,844
Danish kroner	—	54,163	—	54,163
Indonesian rupiah	—	45,942	—	45,942
South African rand	—	42,724	—	42,724
Czech korunas	—	35,693	—	35,693
New Zealand dollars	—	32,008	—	32,008
Polish zloty	—	25,251	—	25,251
Kazakhstani tenge	—	23,953	—	23,953
Philippine pesos	—	12,936	—	12,936
Thai baht	—	11,309	—	11,309
Chilean pesos	—	9,536	—	9,536
Israeli shekels	—	4,360	—	4,360
Norwegian kroner	—	4,307	—	4,307
Turkish lira	—	4,035	—	4,035
Egyptian pounds	—	2,253	—	2,253
Romanian leu	—	1,475	—	1,475
Swedish kronor	—	284	—	284
U.S. dollars	—	5,068,883	3,235	5,072,118
Convertible bonds & notes	—	6,515	—	6,515
Convertible stocks	1,107	—	—	1,107
Preferred securities	—	—	516	516
Common stocks	2,239	33	210	2,482
Investment funds	226	—	—	226
Short-term securities	847,943	47,084	—	895,027
Options purchased on futures (equity style)	620	—	—	620
Total	$852,135	$9,178,757	$3,961	$10,034,853

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$18,616	$—	$—	$18,616
Unrealized appreciation on open forward currency contracts	—	24,719	—	24,719
Unrealized appreciation on centrally cleared interest rate swaps	—	30,690	—	30,690
Unrealized appreciation on centrally cleared credit default swaps	—	227	—	227
Liabilities:
Value of options written (equity style)	(965)	—	—	(965)
Unrealized depreciation on futures contracts	(10,720)	—	—	(10,720)
Unrealized depreciation on open forward currency contracts	—	(40,093)	—	(40,093)
Unrealized depreciation on centrally cleared interest rate swaps	—	(15,457)	—	(15,457)
Unrealized depreciation on bilateral interest rate swaps	—	(23,661)	—	(23,661)
Unrealized depreciation on centrally cleared credit default swaps	—	(3,722)	—	(3,722)
Total	$6,931	$(27,297)	$—	$(20,366)
*
Options written, futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

58	Capital World Bond Fund

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

Capital World Bond Fund	59

Investing in lower rated debt instruments — Lower rated debt securities or instruments, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations (also known as "junk bonds"), generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.
Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

60	Capital World Bond Fund

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

Capital World Bond Fund	61

As of June 30, 2026, the total value of securities on loan was $3,911,000, and the total value of collateral received was $3,999,000, which consisted entirely of U.S. government securities. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.
Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.
Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of June 30, 2026, the fund had $421,000 of unfunded bond commitments, which would represent less than 0.01% of the net assets of the fund should such commitments become due. Net unrealized appreciation on unfunded commitments of $1,000 and net unrealized depreciation on unfunded commitments of $2,000 are presented in the fund’s statement of assets and liabilities. Both are included in net unrealized appreciation (depreciation) on investments in unaffiliated issuers in the fund’s statement of operations.
Option contracts — The fund has entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.

62	Capital World Bond Fund

Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations.
For futures style options, on a daily basis for both purchased and written options, the fund pays or receives variation margin based on the premium paid and the daily fluctuation in market value, and records variation margin in the statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. The net realized gains or losses and net unrealized appreciation or depreciation from futures style options are recorded in options purchased (futures style) in the fund’s statement of operations.
Option contracts can take different forms. The fund has entered into the following types of option contracts:
Options on futures — The fund has entered into options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date. The average month-end notional amount of options on futures while held was $770,469,000.
Options on foreign currencies —The fund has entered into options on foreign currencies to seek to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. An option on a foreign currency gives the holder of the option the right to buy or sell a foreign currency from or to the writer of the option, at a specified price on or before the specified expiration date. The average month-end notional amount of options on foreign currencies while held was $150,306,000. As of June 30, 2026, the fund did not hold any options in foreign currencies.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $6,714,136,000.
Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Capital World Bond Fund	63

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $5,972,093,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $4,641,756,000.

64	Capital World Bond Fund

Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $766,832,000.
The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of option contracts, futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the six months ended, June 30, 2026 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$620	Investment securities	$—
Options written (equity style)	Interest	Options written, at value	—	Options written, at value	965
Futures	Interest	Unrealized appreciation*	18,616	Unrealized depreciation*	10,720
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	24,719	Unrealized depreciation on open forward currency contracts	40,093
Swap (centrally cleared)	Interest	Unrealized appreciation*	30,690	Unrealized depreciation*	15,457
Swap (bilateral)	Interest	Bilateral swaps, at value	—	Bilateral swaps, at value	23,661
Swap (centrally cleared)	Credit	Unrealized appreciation*	227	Unrealized depreciation*	3,722
			$74,872		$94,618

Capital World Bond Fund	65

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(91)	Net unrealized appreciation (depreciation) on investments	$221
Options purchased (equity style)	Currency	Net realized gain (loss) on investments	(1,434)	Net unrealized appreciation (depreciation) on investments	436
Options written (equity style)	Interest	Net realized gain (loss) on options written	138	Net unrealized appreciation (depreciation) on options written	(306)
Options written (equity style)	Currency	Net realized gain (loss) on options written	372	Net unrealized appreciation (depreciation) on options written	—
Options purchased (futures style)	Interest	Net realized gain (loss) on options purchased (futures style)	(1,952)	Net unrealized appreciation (depreciation) on options purchased (futures style)	1
Options written (futures style)	Interest	Net realized gain (loss) on options written	24	Net unrealized appreciation (depreciation) on options written	(229)
Futures	Interest	Net realized gain (loss) on futures contracts	(63,793)	Net unrealized appreciation (depreciation) on futures contracts	6,172
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(36,855)	Net unrealized appreciation (depreciation) on forward currency contracts	(30,426)
Swap	Interest	Net realized gain (loss) on swap contracts	(5,684)	Net unrealized appreciation (depreciation) on swap contracts	5,677
Swap	Credit	Net realized gain (loss) on swap contracts	(1,404)	Net unrealized appreciation (depreciation) on swap contracts	(1,793)
			$(110,679)		$(20,247)
*
Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.
Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and its use of option contracts, futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio. For options on futures, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts and bilateral interest rate swaps, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts and bilateral interest rate swaps, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

66	Capital World Bond Fund

The following table presents the fund’s forward currency contracts and bilateral interest rate swaps by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of June 30, 2026, if close-out netting was exercised (dollars in thousands):
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$102	$ (102)	$ —	$ —	$ —
Bank of New York Mellon	246	(49)	(78)	—	119
Barclays Bank PLC	5,248	(4,921)	—	—	327
BNP Paribas	163	(163)	—	—	—
Citibank	4,840	(4,840)	—	—	—
Goldman Sachs	1,399	(1,399)	—	—	—
HSBC Bank	1,155	(1,155)	—	—	—
JPMorgan Chase	831	(831)	—	—	—
Morgan Stanley	6,567	(5,378)	—	(1,189)	—
RBC Capital Markets	1,287	(1,287)	—	—	—
Standard Chartered Bank	2,547	(2,547)	—	—	—
UBS AG	334	(294)	—	—	40
Total	$24,719	$ (22,966)	$ (78)	$ (1,189)	$486
Liabilities:
Bank of America	$8,096	$ (102)	$ —	$ —	$7,994
Bank of New York Mellon	49	(49)	—	—	—
Barclays Bank PLC	4,921	(4,921)	—	—	—
BNP Paribas	2,174	(163)	(2,011)	—	—
Citibank	9,564	(4,840)	(4,724)	—	—
Goldman Sachs	16,890	(1,399)	(15,491)	—	—
HSBC Bank	5,188	(1,155)	(4,033)	—	—
JPMorgan Chase	3,875	(831)	(2,793)	—	251
Morgan Stanley	5,378	(5,378)	—	—	—
RBC Capital Markets	3,010	(1,287)	(1,723)	—	—
Standard Chartered Bank	4,315	(2,547)	(1,768)	—	—
UBS AG	294	(294)	—	—	—
Total	$63,754	$ (22,966)	$ (32,543)	$ —	$8,245
*
Collateral is shown on a settlement basis.

Capital World Bond Fund	67

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended June 30, 2026, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
The components of distributable earnings on a tax basis, reported as of the fund’s most recent year-end, December 31, 2025, were as follows (dollars in thousands):
Distributions in excess of ordinary income	$116,118
Late year ordinary loss deferral[1]	(48,169)
Capital loss carryforward[2]	(2,115,290)
1
This deferral is considered incurred in the subsequent year.
2
Reflects the utilization of capital loss carryforward of $217,486,000. The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
As of June 30, 2026, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$241,925
Gross unrealized depreciation on investments	(622,981)
Net unrealized appreciation (depreciation) on investments	(381,056)
Cost of investments	10,396,422

68	Capital World Bond Fund

Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income[3]	Return of capital	Total paid	Ordinary income	Return of capital	Total distributions paid
Class A	$57,608	$—	$57,608	$80,027	$33,990	$114,017
Class C	350	—	350	539	226	765
Class T4	— [5]	—	— [5]	— [5]	— [5]	— [5]
Class F-1	1,136	—	1,136	1,698	719	2,417
Class F-2	14,117	—	14,117	18,483	7,937	26,420
Class F-3	17,207	—	17,207	31,576	12,273	43,849
Class 529-A	3,248	—	3,248	4,485	1,911	6,396
Class 529-C	49	—	49	68	29	97
Class 529-E	108	—	108	155	66	221
Class 529-T4	— [5]	—	— [5]	— [5]	— [5]	— [5]
Class 529-F-1[4]	— [5]	—	— [5]	— [5]	— [5]	— [5]
Class 529-F-2	713	—	713	908	387	1,295
Class 529-F-3	— [5]	—	— [5]	— [5]	— [5]	— [5]
Class R-1	89	—	89	119	50	169
Class R-2	944	—	944	1,329	564	1,893
Class R-2E	96	—	96	125	54	179
Class R-3	1,357	—	1,357	1,907	809	2,716
Class R-4	998	—	998	1,447	612	2,059
Class R-5E	356	—	356	600	274	874
Class R-5	443	—	443	673	252	925
Class R-6	104,541	—	104,541	131,492	55,965	187,457
Total	$203,360	$—	$203,360	$275,631	$116,118	$391,749
3
All or a portion of these amounts may later be determined as return of capital; the determination will be made at December 31, 2026.
4
Effective 6/26/2026, Class T, 529-T, and 529-F-1 shares were closed and deregistered.
5
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.431% on the first $15 billion of daily net assets and decreasing to 0.360% on such assets in excess of $15 billion. For the six months ended June 30, 2026, the investment advisory services fees were $21,303,000, which were equivalent to an annualized rate of 0.431% of average daily net assets.

Capital World Bond Fund	69

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2026, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended June 30, 2026, the 529 plan services fees were $56,000, which were equivalent to 0.051% of the average daily net assets of each 529 share class.

70	Capital World Bond Fund

For the six months ended June 30, 2026, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$3,958	$4,177	$459	Not applicable
Class C	110	31	3	Not applicable
Class T*	—	— †	— †	Not applicable
Class F-1	75	112	9	Not applicable
Class F-2	Not applicable	472	101	Not applicable
Class F-3	Not applicable	3	120	Not applicable
Class 529-A	191	224	26	$44
Class 529-C	16	4	1	1
Class 529-E	15	4	1	2
Class 529-T*	—	— †	— †	— †
Class 529-F-1*	—	— †	— †	— †
Class 529-F-2	Not applicable	19	5	9
Class 529-F-3	Not applicable	—	— †	— †
Class R-1	26	3	1	Not applicable
Class R-2	218	103	9	Not applicable
Class R-2E	16	6	1	Not applicable
Class R-3	185	57	11	Not applicable
Class R-4	64	26	8	Not applicable
Class R-5E	Not applicable	14	3	Not applicable
Class R-5	Not applicable	7	3	Not applicable
Class R-6	Not applicable	14	722	Not applicable

Total class-specific expenses	$4,874	$5,276	$1,483	$56
*
Effective 6/26/2026, Class T, 529-T, and 529-F-1 shares were closed and deregistered.
†
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $54,000 in the fund’s statement of operations reflects $33,000 in current fees (either paid in cash or deferred) and a net increase of $21,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investments in CCBF and CCF — The fund holds shares of CCBF, a corporate bond fund, and CCF, an institutional prime money market fund, which are both managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for the fund’s corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.
Security transactions with related funds — The fund sold investment securities to other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2026, the fund engaged in such sale transactions with related funds in the amount of $214,000, which generated $9,000 of net realized gains from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2026.

Capital World Bond Fund	71

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class A	$145,752	8,968	$57,077	3,569	$(245,958)	(15,160)	$(43,129)	(2,623)
Class C	1,916	120	350	22	(4,506)	(282)	(2,240)	(140)
Class T2	—	—	—	—	(8)	— [3]	(8)	— [3]
Class F-1	1,313	81	1,112	70	(6,436)	(397)	(4,011)	(246)
Class F-2	74,987	4,622	13,899	871	(87,853)	(5,426)	1,033	67
Class F-3	111,751	6,917	17,081	1,069	(109,810)	(6,756)	19,022	1,230
Class 529-A	9,673	595	3,244	202	(14,356)	(880)	(1,439)	(83)
Class 529-C	455	28	49	3	(558)	(34)	(54)	(3)
Class 529-E	263	16	107	7	(533)	(33)	(163)	(10)
Class 529-T2	—	—	— [3]	— [3]	(11)	(1)	(11)	(1)
Class 529-F-1[2]	—	—	— [3]	— [3]	(9)	(1)	(9)	(1)
Class 529-F-2	3,629	223	712	44	(2,969)	(182)	1,372	85
Class 529-F-3	—	—	— [3]	— [3]	—	—	— [3]	— [3]
Class R-1	717	45	89	6	(756)	(47)	50	4
Class R-2	5,977	373	944	60	(9,470)	(591)	(2,549)	(158)
Class R-2E	784	48	96	6	(914)	(57)	(34)	(3)
Class R-3	7,240	446	1,357	85	(9,427)	(582)	(830)	(51)
Class R-4	4,143	255	996	62	(9,826)	(604)	(4,687)	(287)
Class R-5E	1,868	115	355	22	(1,588)	(98)	635	39
Class R-5	2,235	137	443	28	(4,462)	(275)	(1,784)	(110)
Class R-6	514,903	31,637	104,540	6,540	(253,070)	(15,633)	366,373	22,544
Total net increase (decrease)	$887,606	54,626	$202,451	12,666	$(762,520)	(47,039)	$327,537	20,253
Refer to the end of the table(s) for footnote(s).

72	Capital World Bond Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class A	$277,530	17,009	$112,917	6,927	$(558,292)	(34,374)	$(167,845)	(10,438)
Class C	3,554	223	764	48	(10,666)	(673)	(6,348)	(402)
Class T	—	—	—	—	—	—	—	—
Class F-1	4,764	296	2,368	146	(12,925)	(798)	(5,793)	(356)
Class F-2	216,703	13,313	26,063	1,602	(222,019)	(13,731)	20,747	1,184
Class F-3	341,463	21,176	43,583	2,687	(1,159,399)	(71,949)	(774,353)	(48,086)
Class 529-A	21,670	1,326	6,394	391	(33,294)	(2,044)	(5,230)	(327)
Class 529-C	1,157	71	97	6	(1,625)	(101)	(371)	(24)
Class 529-E	836	52	220	14	(1,533)	(95)	(477)	(29)
Class 529-T	—	—	— [3]	— [3]	—	—	— [3]	— [3]
Class 529-F-1	—	—	— [3]	— [3]	—	—	— [3]	— [3]
Class 529-F-2	8,054	493	1,294	80	(8,514)	(523)	834	50
Class 529-F-3	—	—	— [3]	— [3]	—	—	— [3]	— [3]
Class R-1	1,068	66	169	10	(1,407)	(87)	(170)	(11)
Class R-2	10,604	661	1,893	117	(15,777)	(983)	(3,280)	(205)
Class R-2E	1,425	88	179	11	(1,338)	(82)	266	17
Class R-3	17,000	1,050	2,713	167	(24,613)	(1,512)	(4,900)	(295)
Class R-4	14,446	888	2,059	126	(19,214)	(1,182)	(2,709)	(168)
Class R-5E	6,093	374	874	54	(18,679)	(1,139)	(11,712)	(711)
Class R-5	5,601	345	925	57	(9,462)	(581)	(2,936)	(179)
Class R-6	450,404	27,861	187,459	11,505	(523,391)	(32,201)	114,472	7,165
Total net increase (decrease)	$1,382,372	85,292	$389,971	23,948	$(2,622,148)	(162,055)	$(849,805)	(52,815)
1
Includes exchanges between share classes of the fund.
2
Effective 6/26/2026, Class T, 529-T, and 529-F-1 shares were closed and deregistered.
3
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, of $5,929,499,000 and $5,666,576,000, respectively, during the six months ended June 30, 2026.
11. Ownership concentration

As of June 30, 2026, three shareholders held more than 10% of the fund’s outstanding shares. The three shareholders were American Funds 2030 Target Date Retirement Fund, American Funds 2035 Target Date Retirement Fund and American Funds 2040 Target Date Retirement Fund, with aggregate ownership of the fund’s outstanding shares of 11%, 11% and 11%, respectively. CRMC is the investment adviser to the three target date funds.

Capital World Bond Fund	73

Financial Highlights

		Income (loss) from investment operations[1]			Dividends and return of capital
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends and return of capital	Net assets value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
06/30/2026[5,6]	$16.40	$.31	$(.48 )	$(.17 )	$(.31 )	$—	$—	$(.31 )	$15.92	(1.07)%[7]	$3,012	1.01%[8]	1.01%[8]	3.82%[8]
12/31/2025	15.63	.62	.74	1.36	(.41 )	—	(.18 )	(.59 )	16.40	8.77	3,147.98		.98	3.78
12/31/2024	16.63	.64	(1.17)	(.53 )	(.47 )	—	—	(.47 )	15.63	(3.24)	3,161.99		.99	3.93
12/31/2023	16.12	.48	.44	.92	(.02 )	—	(.39 )	(.41 )	16.63	5.81	3,647.99		.99	2.98
12/31/2022	19.92	.31	(3.79)	(3.48)	(.15 )	—	(.17 )	(.32 )	16.12	(17.51)	3,862.95		.95	1.83
12/31/2021	21.55	.31	(1.42)	(1.11)	(.40 )	(.12 )	—	(.52 )	19.92	(5.17)	5,586.92		.92	1.50
Class C:
06/30/2026[5,6]	16.09	.25	(.48 )	(.23 )	(.25 )	—	—	(.25 )	15.61	(1.38)[7]	22	1.71 [8]	1.71 [8]	3.11 [8]
12/31/2025	15.34	.49	.73	1.22	(.33 )	—	(.14 )	(.47 )	16.09	8.02	25	1.69	1.69	3.07
12/31/2024	16.33	.51	(1.15)	(.64 )	(.35 )	—	—	(.35 )	15.34	(3.94)	30	1.70	1.70	3.21
12/31/2023	15.83	.35	.44	.79	(.01 )	—	(.28 )	(.29 )	16.33	5.06	40	1.71	1.71	2.24
12/31/2022	19.57	.18	(3.73)	(3.55)	(.09 )	—	(.10 )	(.19 )	15.83	(18.16)	52	1.69	1.69	1.08
12/31/2021	21.17	.16	(1.39)	(1.23)	(.25 )	(.12 )	—	(.37 )	19.57	(5.82)	87	1.65	1.65	.77
Class F-1:
06/30/2026[5,6]	16.36	.30	(.49 )	(.19 )	(.30 )	—	—	(.30 )	15.87	(1.11)[7]	60	1.08 [8]	1.08 [8]	3.74 [8]
12/31/2025	15.59	.61	.74	1.35	(.41 )	—	(.17 )	(.58 )	16.36	8.74	66	1.03	1.03	3.73
12/31/2024	16.59	.62	(1.16)	(.54 )	(.46 )	—	—	(.46 )	15.59	(3.30)	68	1.04	1.04	3.87
12/31/2023	16.08	.48	.44	.92	(.02 )	—	(.39 )	(.41 )	16.59	5.81	83	1.03	1.00	2.97
12/31/2022	19.87	.31	(3.78)	(3.47)	(.15 )	—	(.17 )	(.32 )	16.08	(17.53)	96.97		.97	1.80
12/31/2021	21.50	.30	(1.42)	(1.12)	(.39 )	(.12 )	—	(.51 )	19.87	(5.20)	141.94		.94	1.48
Class F-2:
06/30/2026[5,6]	16.36	.34	(.48 )	(.14 )	(.34 )	—	—	(.34 )	15.88	(.93 )[7]	667	.62 [8]	.62 [8]	4.21 [8]
12/31/2025	15.59	.68	.74	1.42	(.46 )	—	(.19 )	(.65 )	16.36	9.28	686.59		.59	4.16
12/31/2024	16.60	.70	(1.18)	(.48 )	(.53 )	—	—	(.53 )	15.59	(2.92)	635.60		.60	4.31
12/31/2023	16.09	.54	.45	.99	(.02 )	—	(.46 )	(.48 )	16.60	6.24	747.60		.60	3.37
12/31/2022	19.88	.37	(3.78)	(3.41)	(.18 )	—	(.20 )	(.38 )	16.09	(17.20)	823.60		.60	2.17
12/31/2021	21.51	.38	(1.42)	(1.04)	(.47 )	(.12 )	—	(.59 )	19.88	(4.85)	1,274.59		.59	1.84
Class F-3:
06/30/2026[5,6]	16.38	.35	(.48 )	(.13 )	(.35 )	—	—	(.35 )	15.90	(.80 )[7]	803	.48 [8]	.48 [8]	4.35 [8]
12/31/2025	15.61	.70	.74	1.44	(.47 )	—	(.20 )	(.67 )	16.38	9.33	807.48		.48	4.31
12/31/2024	16.61	.72	(1.17)	(.45 )	(.55 )	—	—	(.55 )	15.61	(2.75)	1,519.48		.48	4.44
12/31/2023	16.10	.56	.44	1.00	(.02 )	—	(.47 )	(.49 )	16.61	6.36	1,415.48		.48	3.50
12/31/2022	19.90	.40	(3.80)	(3.40)	(.19 )	—	(.21 )	(.40 )	16.10	(17.13)	1,363.48		.48	2.31
12/31/2021	21.53	.40	(1.42)	(1.02)	(.49 )	(.12 )	—	(.61 )	19.90	(4.74)	1,307.48		.48	1.95
Class 529-A:
06/30/2026[5,6]	16.46	.31	(.50 )	(.19 )	(.30 )	—	—	(.30 )	15.97	(1.07)[7]	172	1.01 [8]	1.01 [8]	3.82 [8]
12/31/2025	15.68	.61	.76	1.37	(.41 )	—	(.18 )	(.59 )	16.46	8.80	178.99		.99	3.77
12/31/2024	16.69	.63	(1.17)	(.54 )	(.47 )	—	—	(.47 )	15.68	(3.31)	175	1.01	1.01	3.91
12/31/2023	16.17	.48	.45	.93	(.02 )	—	(.39 )	(.41 )	16.69	5.83	202	1.01	1.01	2.96
12/31/2022	19.98	.31	(3.80)	(3.49)	(.15 )	—	(.17 )	(.32 )	16.17	(17.53)	216.98		.98	1.80
12/31/2021	21.61	.31	(1.42)	(1.11)	(.40 )	(.12 )	—	(.52 )	19.98	(5.18)	297.94		.94	1.48
Class 529-C:
06/30/2026[5,6]	16.27	.24	(.49 )	(.25 )	(.24 )	—	—	(.24 )	15.78	(1.52)[7]	3	1.79 [8]	1.79 [8]	3.04 [8]
12/31/2025	15.50	.49	.75	1.24	(.33 )	—	(.14 )	(.47 )	16.27	8.01	3	1.74	1.74	3.02
12/31/2024	16.50	.51	(1.17)	(.66 )	(.34 )	—	—	(.34 )	15.50	(4.02)	4	1.75	1.75	3.16
12/31/2023	15.98	.35	.45	.80	(.01 )	—	(.27 )	(.28 )	16.50	5.04	5	1.78	1.78	2.17
12/31/2022	19.75	.17	(3.76)	(3.59)	(.08 )	—	(.10 )	(.18 )	15.98	(18.21)	7	1.74	1.74	1.02
12/31/2021	21.36	.15	(1.40)	(1.25)	(.24 )	(.12 )	—	(.36 )	19.75	(5.88)	12	1.69	1.69	.73
Refer to the end of the table(s) for footnote(s).

74	Capital World Bond Fund

Financial Highlights (continued)
		Income (loss) from investment operations[1]			Dividends and return of capital
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends and return of capital	Net assets value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-E:
06/30/2026[5,6]	$16.33	$.29	$(.48 )	$(.19 )	$(.29 )	$—	$—	$(.29 )	$15.85	(1.15)%[7]	$6	1.16%[8]	1.16%[8]	3.67%[8]
12/31/2025	15.56	.59	.75	1.34	(.40 )	—	(.17 )	(.57 )	16.33	8.64	6	1.14	1.14	3.62
12/31/2024	16.56	.61	(1.17)	(.56 )	(.44 )	—	—	(.44 )	15.56	(3.41)	6	1.14	1.14	3.78
12/31/2023	16.05	.45	.44	.89	(.01 )	—	(.37 )	(.38 )	16.56	5.67	8	1.15	1.15	2.82
12/31/2022	19.84	.28	(3.78)	(3.50)	(.14 )	—	(.15 )	(.29 )	16.05	(17.68)	9	1.12	1.12	1.65
12/31/2021	21.47	.27	(1.42)	(1.15)	(.36 )	(.12 )	—	(.48 )	19.84	(5.36)	12	1.10	1.10	1.32
Class 529-F-2:
06/30/2026[5,6]	16.39	.34	(.48 )	(.14 )	(.34 )	—	—	(.34 )	15.91	(.88 )[7]	34	.64 [8]	.64 [8]	4.19 [8]
12/31/2025	15.62	.67	.74	1.41	(.45 )	—	(.19 )	(.64 )	16.39	9.16	34.63		.63	4.13
12/31/2024	16.62	.69	(1.16)	(.47 )	(.53 )	—	—	(.53 )	15.62	(2.91)	32.64		.64	4.28
12/31/2023	16.11	.54	.45	.99	(.02 )	—	(.46 )	(.48 )	16.62	6.23	32.61		.61	3.37
12/31/2022	19.91	.37	(3.79)	(3.42)	(.18 )	—	(.20 )	(.38 )	16.11	(17.28)	33.62		.62	2.16
12/31/2021	21.55	.37	(1.43)	(1.06)	(.46 )	(.12 )	—	(.58 )	19.91	(4.89)	43.64		.64	1.78
Class 529-F-3:
06/30/2026[5,6]	16.35	.35	(.48 )	(.13 )	(.35 )	—	—	(.35 )	15.87	(.82 )[7]	— [9]	.52 [8]	.52 [8]	4.33 [8]
12/31/2025	15.58	.68	.76	1.44	(.47 )	—	(.20 )	(.67 )	16.35	9.30	— [9]	.52	.52	4.22
12/31/2024	16.60	.70	(1.17)	(.47 )	(.55 )	—	—	(.55 )	15.58	(2.91)	— [9]	.53	.53	4.33
12/31/2023	16.10	.55	.44	.99	(.02 )	—	(.47 )	(.49 )	16.60	6.25	— [9]	.53	.53	3.39
12/31/2022	19.90	.38	(3.78)	(3.40)	(.19 )	—	(.21 )	(.40 )	16.10	(17.17)	— [9]	.53	.53	2.22
12/31/2021	21.54	.38	(1.42)	(1.04)	(.48 )	(.12 )	—	(.60 )	19.90	(4.85)	— [9]	.57	.55	1.84
Class R-1:
06/30/2026[5,6]	16.20	.26	(.49 )	(.23 )	(.26 )	—	—	(.26 )	15.71	(1.40)[7]	6	1.58 [8]	1.58 [8]	3.25 [8]
12/31/2025	15.44	.51	.75	1.26	(.35 )	—	(.15 )	(.50 )	16.20	8.17	6	1.58	1.58	3.18
12/31/2024	16.44	.54	(1.16)	(.62 )	(.38 )	—	—	(.38 )	15.44	(3.83)	6	1.57	1.57	3.35
12/31/2023	15.94	.38	.44	.82	(.01 )	—	(.31 )	(.32 )	16.44	5.21	6	1.57	1.57	2.41
12/31/2022	19.70	.20	(3.74)	(3.54)	(.10 )	—	(.12 )	(.22 )	15.94	(18.02)	6	1.58	1.58	1.21
12/31/2021	21.32	.17	(1.41)	(1.24)	(.26 )	(.12 )	—	(.38 )	19.70	(5.81)	6	1.58	1.58	.84
Class R-2:
06/30/2026[5,6]	16.17	.26	(.48 )	(.22 )	(.26 )	—	—	(.26 )	15.69	(1.42)[7]	57	1.59 [8]	1.59 [8]	3.24 [8]
12/31/2025	15.42	.51	.74	1.25	(.35 )	—	(.15 )	(.50 )	16.17	8.19	61	1.58	1.58	3.18
12/31/2024	16.42	.53	(1.15)	(.62 )	(.38 )	—	—	(.38 )	15.42	(3.85)	61	1.58	1.58	3.33
12/31/2023	15.92	.38	.44	.82	(.01 )	—	(.31 )	(.32 )	16.42	5.22	69	1.58	1.58	2.40
12/31/2022	19.68	.20	(3.75)	(3.55)	(.10 )	—	(.11 )	(.21 )	15.92	(18.06)	70	1.60	1.60	1.18
12/31/2021	21.30	.17	(1.40)	(1.23)	(.27 )	(.12 )	—	(.39 )	19.68	(5.81)	94	1.58	1.58	.84
Class R-2E:
06/30/2026[5,6]	16.35	.28	(.48 )	(.20 )	(.28 )	—	—	(.28 )	15.87	(1.21)[7]	5	1.29 [8]	1.29 [8]	3.54 [8]
12/31/2025	15.58	.56	.75	1.31	(.38 )	—	(.16 )	(.54 )	16.35	8.47	5	1.28	1.28	3.47
12/31/2024	16.58	.58	(1.16)	(.58 )	(.42 )	—	—	(.42 )	15.58	(3.55)	5	1.29	1.29	3.62
12/31/2023	16.07	.43	.44	.87	(.01 )	—	(.35 )	(.36 )	16.58	5.52	6	1.29	1.29	2.71
12/31/2022	19.86	.25	(3.78)	(3.53)	(.12 )	—	(.14 )	(.26 )	16.07	(17.81)	5	1.30	1.30	1.48
12/31/2021	21.49	.23	(1.41)	(1.18)	(.33 )	(.12 )	—	(.45 )	19.86	(5.52)	7	1.29	1.29	1.13
Class R-3:
06/30/2026[5,6]	16.37	.30	(.48 )	(.18 )	(.30 )	—	—	(.30 )	15.89	(1.13)[7]	73	1.14 [8]	1.14 [8]	3.69 [8]
12/31/2025	15.60	.59	.75	1.34	(.40 )	—	(.17 )	(.57 )	16.37	8.62	76	1.13	1.13	3.63
12/31/2024	16.60	.61	(1.16)	(.55 )	(.45 )	—	—	(.45 )	15.60	(3.39)	77	1.13	1.13	3.78
12/31/2023	16.09	.46	.43	.89	(.01 )	—	(.37 )	(.38 )	16.60	5.67	92	1.13	1.13	2.84
12/31/2022	19.88	.28	(3.79)	(3.51)	(.13 )	—	(.15 )	(.28 )	16.09	(17.66)	93	1.14	1.14	1.64
12/31/2021	21.51	.27	(1.42)	(1.15)	(.36 )	(.12 )	—	(.48 )	19.88	(5.38)	128	1.13	1.13	1.29
Refer to the end of the table(s) for footnote(s).

Capital World Bond Fund	75

Financial Highlights (continued)
		Income (loss) from investment operations[1]			Dividends and return of capital
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends and return of capital	Net assets value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-4:
06/30/2026[5,6]	$16.38	$.32	$(.48 )	$(.16 )	$(.32 )	$—	$—	$(.32 )	$15.90	(.98 )%[7]	$48	.83%[8]	.83%[8]	3.99%[8]
12/31/2025	15.61	.64	.74	1.38	(.43 )	—	(.18 )	(.61 )	16.38	8.95	55.83		.83	3.93
12/31/2024	16.62	.66	(1.17)	(.51 )	(.50 )	—	—	(.50 )	15.61	(3.15)	55.83		.83	4.08
12/31/2023	16.10	.50	.46	.96	(.02 )	—	(.42 )	(.44 )	16.62	6.05	62.83		.83	3.13
12/31/2022	19.90	.33	(3.79)	(3.46)	(.16 )	—	(.18 )	(.34 )	16.10	(17.43)	68.84		.84	1.94
12/31/2021	21.53	.33	(1.42)	(1.09)	(.42 )	(.12 )	—	(.54 )	19.90	(5.08)	92.83		.83	1.59
Class R-5E:
06/30/2026[5,6]	16.37	.34	(.49 )	(.15 )	(.34 )	—	—	(.34 )	15.88	(.94 )[7]	17	.64 [8]	.64 [8]	4.19 [8]
12/31/2025	15.59	.67	.77	1.44	(.46 )	—	(.20 )	(.66 )	16.37	9.20	17.64		.64	4.13
12/31/2024	16.60	.69	(1.17)	(.48 )	(.53 )	—	—	(.53 )	15.59	(2.96)	27.64		.64	4.29
12/31/2023	16.09	.54	.44	.98	(.02 )	—	(.45 )	(.47 )	16.60	6.21	27.64		.64	3.36
12/31/2022	19.88	.37	(3.78)	(3.41)	(.18 )	—	(.20 )	(.38 )	16.09	(17.23)	23.64		.64	2.15
12/31/2021	21.51	.37	(1.42)	(1.05)	(.46 )	(.12 )	—	(.58 )	19.88	(4.90)	25.63		.63	1.79
Class R-5:
06/30/2026[5,6]	16.41	.35	(.50 )	(.15 )	(.34 )	—	—	(.34 )	15.92	(.83 )[7]	19	.54 [8]	.54 [8]	4.28 [8]
12/31/2025	15.63	.69	.73	1.42	(.45 )	—	(.19 )	(.64 )	16.41	9.32	22.54		.54	4.22
12/31/2024	16.64	.71	(1.18)	(.47 )	(.54 )	—	—	(.54 )	15.63	(2.86)	24.54		.54	4.37
12/31/2023	16.12	.55	.45	1.00	(.02 )	—	(.46 )	(.48 )	16.64	6.35	27.54		.54	3.41
12/31/2022	19.93	.38	(3.80)	(3.42)	(.18 )	—	(.21 )	(.39 )	16.12	(17.21)	31.54		.54	2.23
12/31/2021	21.56	.39	(1.42)	(1.03)	(.48 )	(.12 )	—	(.60 )	19.93	(4.79)	55.53		.53	1.89
Class R-6:
06/30/2026[5,6]	16.39	.35	(.48 )	(.13 )	(.35 )	—	—	(.35 )	15.91	(.80 )[7]	4,877	.48 [8]	.48 [8]	4.35 [8]
12/31/2025	15.62	.70	.74	1.44	(.47 )	—	(.20 )	(.67 )	16.39	9.32	4,656.48		.48	4.28
12/31/2024	16.63	.72	(1.18)	(.46 )	(.55 )	—	—	(.55 )	15.62	(2.80)	4,324.49		.49	4.46
12/31/2023	16.11	.56	.45	1.01	(.02 )	—	(.47 )	(.49 )	16.63	6.42	3,128.48		.48	3.51
12/31/2022	19.92	.39	(3.80)	(3.41)	(.19 )	—	(.21 )	(.40 )	16.11	(17.17)	2,768.48		.48	2.26
12/31/2021	21.55	.40	(1.42)	(1.02)	(.49 )	(.12 )	—	(.61 )	19.92	(4.74)	6,757.48		.48	1.95
Refer to the end of the table(s) for footnote(s).

76	Capital World Bond Fund

Financial Highlights (continued)

Portfolio turnover rate for all share classes[10,11]	Six months ended June 30, 2026[5,6,7,12]	Year ended December 31,
		2025[12]	2024	2023	2022	2021
Excluding mortgage dollar roll transactions	43%	74%	60%	66%	73%	65%
Including mortgage dollar roll transactions	70%	122%	251%	242%	150%	89%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	Amount less than $1 million.
[10]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[11]	Refer to Note 5 for more information on mortgage dollar rolls.
[12]	Rates exclude in-kind transactions, if any.
Refer to the notes to financial statements.

Capital World Bond Fund	77

Changes in and disagreements with accountants

On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP (“PwC”) was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations.
D&T’s reports on the fund’s financial statements as of and for the fiscal years ended December 31, 2024 and December 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, (i) were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the fund’s financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The fund requested that D&T furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter was filed as an exhibit to the fund’s Form N-CSR for the period ended December 31, 2025.
During the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, neither the fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

78	Capital World Bond Fund

Approval of Investment Advisory and Service Agreement

At a meeting held in March 2026, the fund’s board approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an interim period through July 31, 2026. At a meeting held in June 2026, the fund’s board approved the continuation of the agreement with CRMC for an additional one-year term through July 31, 2027. The approval for an interim period aligns the renewal cycle for the fund’s agreement with the renewal cycle of other fixed income funds and exchange-traded funds managed by CRMC. The interim and one-year approvals are discussed below on a combined basis. In each case, the fund’s board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Morningstar index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through December 31, 2025. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses were generally competitive with, and in many cases compared favorably to, those of other similar funds included in the comparable Morningstar category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

Capital World Bond Fund	79

Approval of Investment Advisory and Service Agreement (continued)

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

80	Capital World Bond Fund

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP (“PwC”) was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations.

D&T's reports on the fund's financial statements as of and for the fiscal years ended December 31, 2024 and December 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, (i) were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the fund's financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The fund requested that D&T furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter was filed as an exhibit to the fund’s Form N-CSR for the period ended December 31, 2025.

During the fund's fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, neither the fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the Trustees' deferred compensation disclosure in the Notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital World Bond Fund

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: September 04, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: September 04, 2026

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: September 04, 2026